GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 65.7%
Angola – 0.9%
Republic of Angola (NR/B3)(a)
	$6,800,000	8.250%		05/09/28	$ 6,811,900
Republic of Angola (CCC+/B3)
	1,080,000	9.125	(a)	11/26/49	1,032,278
	2,680,000	9.125		11/26/49	2,561,577

					10,405,755

Argentina(b) – 1.2%
Republic of Argentina (CCC+/NR)
EUR	120,088	0.500		07/09/29	49,903
	$1,479,348	1.000		07/09/29	536,264
EUR	3,559,900	0.125		07/09/30	1,311,128
	$10,874,677	0.500	(c)	07/09/30	3,833,323
	25,840,015	1.125	(c)	07/09/35	8,333,405
	384,455	2.500	(c)	07/09/41	136,001

					14,200,024

Armenia(a) – 0.3%
Republic of Armenia (NR/Ba3)
	1,080,000	3.950		09/26/29	1,047,600
	2,150,000	3.600		02/02/31	2,000,575

					3,048,175

Azerbaijan – 0.8%
Republic of Azerbaijan (NR/Ba2u)
	2,914,000	4.750		03/18/24	3,085,744
	6,130,000	3.500		09/01/32	6,192,449

					9,278,193

Bahrain – 2.3%
Kingdom of Bahrain (NR/NR)(a)
	13,370,000	5.625		05/18/34	12,651,362
Kingdom of Bahrain (B+/NR)(a)
	1,950,000	4.250		01/25/28	1,898,813
	3,040,000	5.250		01/25/33	2,849,050
Kingdom of Bahrain (B+/B2u)
	3,440,000	7.375	(a)	05/14/30	3,816,895
	4,410,000	5.625	(a)	09/30/31	4,329,517
	340,000	5.625		09/30/31	333,795

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Bahrain – (continued)
Kingdom of Bahrain (B+/B2u) – (continued)
	$1,870,000	5.450	%(a)	09/16/32	$ 1,811,563
	680,000	5.450		09/16/32	658,750

					28,349,745

Belarus(a) – 0.2%
Republic of Belarus Ministry of Finance (NR/NR)
	1,400,000	5.875		02/24/26	1,237,250
Republic of Belarus Ministry of Finance (B/NR)
	1,580,000	6.378		02/24/31	1,252,150

					2,489,400

Belize(a)(d) – 0.0%
Republic of Belize (NR/WR)
	122,669	4.938		02/20/34	61,801

Benin – 0.9%
Benin Government International Bond (NR/NR)(a)
EUR	5,000,000	4.950		01/22/35	5,432,066
Benin Government International Bond (B+/NR)
	3,830,000	4.875	(a)	01/19/32	4,256,348
	360,000	4.875		01/19/32	400,075
	280,000	6.875		01/19/52	316,748
Benin Government International Bond (B+/B1)
	560,000	4.950		01/22/35	608,391

					11,013,628

Bermuda(a)(b) – 0.3%
Bermuda Government Bond (A+/A2)
	$1,900,000	2.375		08/20/30	1,891,450
	1,890,000	3.375		08/20/50	1,886,811

					3,778,261

Bolivia – 0.0%
Republic of Bolivian (B+/B2)
	200,000	4.500		03/20/28	183,225

Brazil – 0.5%
Republic of Brazil (BB-/Ba2)
	4,470,000	3.875		06/12/30	4,338,135
	1,530,000	4.750	(b)	01/14/50	1,361,987

					5,700,122

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Cameroon(a) – 0.5%
Republic Of Cameroon (B-/NR)
EUR	5,640,000	5.950%		07/07/32	$ 6,003,764

Chile(b) – 0.3%
Republic of Chile (A/A1)
	$390,000	3.500		01/25/50	404,576
	2,180,000	3.100		01/22/61	2,019,634
	740,000	3.250		09/21/71	681,679

					3,105,889

Colombia(b) – 2.4%
Republic of Colombia (BB+/Baa2)
	1,990,000	4.500		03/15/29	2,031,417
	4,620,000	3.000		01/30/30	4,218,060
	10,880,000	3.125		04/15/31	9,800,840
	1,300,000	3.250		04/22/32	1,170,000
	920,000	5.625		02/26/44	890,560
	1,570,000	5.000		06/15/45	1,413,295
	7,530,000	4.125		05/15/51	6,126,596
	4,510,000	3.875		02/15/61	3,467,908

					29,118,676

Dominican Republic – 2.2%
Dominican Republic (BB-/Ba3)
	450,000	6.875		01/29/26	510,750
	1,500,000	8.625		04/20/27	1,780,781
	4,750,000	4.500	(a)	01/30/30	4,835,500
	150,000	4.875	(a)	09/23/32	152,419
	3,160,000	6.850	(a)	01/27/45	3,478,567
	4,429,000	6.850		01/27/45	4,875,499
	8,760,000	6.500	(a)	02/15/48	9,300,930
	360,000	6.400	(a)	06/05/49	377,955
	1,760,000	5.875		01/30/60	1,690,480

					27,002,881

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ecuador – 1.5%
Republic of Ecuador (B-/NR)
	$3,532,360	0.000	%(a)(e)	07/31/30	$ 1,968,187
	630,000	0.000	(e)	07/31/30	351,028
	993,040	5.000	(a)(c)	07/31/30	817,892
	920,000	5.000	(c)	07/31/30	757,735
	14,798,455	1.000	(a)(c)	07/31/35	9,654,142
	1,490,000	1.000	(c)	07/31/35	972,039
	6,541,936	0.500	(a)(c)	07/31/40	3,781,239

					18,302,262

Egypt – 2.5%
Republic of Egypt (NR/B2)
	1,450,000	7.500		01/31/27	1,507,420
Republic of Egypt (B/NR)
EUR	1,770,000	6.375	(a)	04/11/31	1,855,122
	499,000	6.375		04/11/31	522,998
Republic of Egypt (B/B2)(a)
	$1,090,000	7.500		02/16/61	887,260
Republic of Egypt (B/B2u)
EUR	6,860,000	4.750	(a)	04/16/26	7,532,067
	6,940,000	5.625		04/16/30	7,132,402
	$3,350,000	7.625	(a)	05/29/32	3,163,740
	2,850,000	8.700	(a)	03/01/49	2,520,825
	990,000	8.700		03/01/49	875,655
	4,750,000	8.875	(a)	05/29/50	4,297,325

					30,294,814

El Salvador – 0.5%
Republic of El Salvador (B-/Caa1)
	580,000	6.375		01/18/27	344,303
	530,000	8.625		02/28/29	321,412
	710,000	8.250		04/10/32	433,233
	1,230,000	7.625		02/01/41	677,499
	610,000	7.125	(b)	01/20/50	332,183
	5,270,000	9.500	(a)(b)	07/15/52	3,214,041

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
El Salvador – (continued)
Republic of El Salvador (B-/Caa1)(b)
$2,120,000	9.500%		07/15/52	$ 1,292,935

				6,615,606

Ethiopia – 0.1%
Ethiopia International Bond (CCC/Caa2)
2,450,000	6.625		12/11/24	1,636,600

Gabon – 0.5%
Republic of Gabon (NR/Caa1)(a)
2,120,000	6.625		02/06/31	2,044,873
Republic of Gabon (NR/NR)
1,254,118	6.375		12/12/24	1,294,720
2,450,000	7.000	(a)(b)	11/24/31	2,394,875

				5,734,468

Ghana – 1.6%
Republic of Ghana (B-/B3)
2,370,000	6.375	(a)	02/11/27	1,990,059
2,616,000	6.375		02/11/27	2,196,623
800,000	7.750	(a)	04/07/29	667,040
1,930,000	7.750		04/07/29	1,609,234
660,000	7.625		05/16/29	547,594
2,660,000	8.625	(a)	04/07/34	2,154,600
1,990,000	8.625		04/07/34	1,611,900
1,410,000	8.875	(a)	05/07/42	1,133,552
379,000	8.627		06/16/49	298,652
210,000	8.627	(a)	06/16/49	165,480
Republic of Ghana (NR/B1)
1,970,000	10.750		10/14/30	2,201,376
Republic of Ghana (B-/B3u)
4,640,000	8.125	(a)	03/26/32	3,770,000
1,110,000	8.125		03/26/32	901,875
440,000	8.950		03/26/51	351,533

				19,599,518

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Guatemala – 1.4%
Republic of Guatemala (BB-/Ba1)
	$4,640,000	4.500		05/03/26	$ 4,878,670
	7,400,000	4.375	%(a)	06/05/27	7,745,950
	350,000	4.375		06/05/27	366,362
	3,040,000	6.125	(a)(b)	06/01/50	3,486,120

					16,477,102

Honduras – 0.3%
Republic of Honduras (BB-/B1)
	1,310,000	7.500	(a)	03/15/24	1,382,295
	1,120,000	7.500		03/15/24	1,181,810
	1,170,000	5.625	(a)(b)	06/24/30	1,214,826

					3,778,931

Hungary – 0.3%
Hungary Government International Bond (BBB/Baa2)
EUR	3,250,000	1.750		06/05/35	3,843,504

Indonesia – 3.1%
Perusahaan Penerbit SBSN Indonesia III (BBB/Baa2)(a)
	$22,260,000	4.400		03/01/28	25,137,105
	2,530,000	3.800		06/23/50	2,656,500
Republic of Indonesia (BBB/Baa2)
	2,380,000	3.850		10/15/30	2,669,765
EUR	1,950,000	1.100		03/12/33	2,139,930
	$350,000	4.625		04/15/43	412,125
	1,520,000	3.050		03/12/51	1,502,900
	890,000	4.450		04/15/70	1,055,762
	1,490,000	3.350		03/12/71	1,441,575

					37,015,662

Iraq – 0.2%
Republic of Iraq (NR/NR)(b)
	406,250	5.800		01/15/28	388,807
Republic of Iraq (B-/Caa1u)
	1,790,000	6.752		03/09/23	1,812,151

					2,200,958

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ivory Coast – 1.7%
Republic of Ivory Coast (BB-/Ba3)
EUR	11,460,000	5.250%		03/22/30	$ 13,294,287
	1,480,000	4.875	(a)	01/30/32	1,621,582
	1,380,000	6.125		06/15/33	1,453,140
	3,260,000	6.625	(a)	03/22/48	3,686,688
	390,000	6.625		03/22/48	441,046

					20,496,743

Jamaica – 0.7%
Jamaica Government International Bond (B+/B2)
	$6,290,000	7.875		07/28/45	8,722,657

Jordan(a) – 0.3%
Kingdom of Jordan (B+/B1)
	3,000,000	5.850		07/07/30	3,032,812

Kenya – 0.9%
Republic of Kenya (B/B2u)
	3,900,000	7.000	(a)	05/22/27	4,114,500
	610,000	7.000		05/22/27	643,550
	750,000	7.250	(a)	02/28/28	807,225
	550,000	7.250		02/28/28	591,965
	4,160,000	8.000	(a)	05/22/32	4,529,408

					10,686,648

Lebanon(f) – 0.3%
Republic of Lebanon (NR/NR)
	3,663,000	6.750		11/29/27	366,300
Republic of Lebanon (D/NR)
	2,710,000	8.250		04/12/21	281,163
	3,990,000	6.200		02/26/25	399,000
	310,000	6.100		10/04/22	31,000
	2,020,000	6.650		04/22/24	202,000
	130,000	6.600		11/27/26	13,000
	710,000	6.850		03/23/27	71,000
	750,000	6.650		11/03/28	75,000
	7,704,000	6.850		05/25/29	770,395
	6,874,000	6.650		02/26/30	687,400
	1,520,000	7.050		11/02/35	159,600

					3,055,858

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Macedonia(a) – 0.9%
Republic of North Macedonia (BB-/NR)
EUR	6,840,000	2.750%		01/18/25	$ 7,968,880
	2,700,000	1.625	(b)	03/10/28	2,874,142

					10,843,022

Maldives(a) – 0.0%
Maldives Sukuk Issuance Ltd. (NR/Caa1)
	$600,000	9.875		04/08/26	597,000

Mexico – 2.0%
Mexico Government International Bond (BBB/NR)(b)
EUR	3,990,000	2.250		08/12/36	4,391,799
Mexico Government International Bond (BBB/Baa1)
	$820,000	4.500		04/22/29	914,966
Mexico Government International Bond (BBB/Baa1)(b)
	6,970,000	2.659		05/24/31	6,792,701
Mexico Government International Bond (BBB/Baa1)(b)
	3,300,000	4.750		04/27/32	3,729,619
EUR	1,110,000	2.125		10/25/51	1,045,740
	$8,359,000	3.771		05/24/61	7,704,908

					24,579,733

Mongolia – 0.3%
Mongolia Government International Bond (B/B3u)
	1,400,000	5.625		05/01/23	1,435,700
	1,030,000	3.500	(a)	07/07/27	970,775
Republic of Mongolia (B/B3)(a)
	1,430,000	5.125		04/07/26	1,463,962

					3,870,437

Morocco(a) – 1.1%
Republic of Morocco (BB+/Ba1u)
	2,620,000	2.375		12/15/27	2,550,406
EUR	2,560,000	1.500		11/27/31	2,673,744
	$4,000,000	3.000		12/15/32	3,810,750
	4,640,000	4.000		12/15/50	4,197,750

					13,232,650

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Mozambique(c) – 0.1%
Republic of Mozambique (NR/Caa2u)
$2,060,000	5.000%		09/15/31	$ 1,733,361

Nigeria – 2.8%
Republic of Nigeria (NR/NR)(a)
1,980,000	6.125		09/28/28	1,906,121
Republic of Nigeria (B-/B2)
3,140,000	6.500		11/28/27	3,124,300
5,260,000	7.143		02/23/30	5,161,638
610,000	8.747		01/21/31	638,975
12,890,000	7.875		02/16/32	12,665,070
7,020,000	7.696	(a)	02/23/38	6,467,526
4,110,000	7.625		11/28/47	3,673,518

				33,637,148

Oman – 2.7%
Oman Sovereign Sukuk Co. (NR/Ba3)(a)
2,270,000	4.875		06/15/30	2,406,200
Republic of Oman (NR/Ba3)
2,680,000	6.750	(a)	10/28/27	3,001,600
6,890,000	5.625		01/17/28	7,293,065
770,000	6.000		08/01/29	827,673
4,820,000	6.250	(a)	01/25/31	5,256,210
570,000	6.250		01/25/31	621,585
4,660,000	7.375	(a)	10/28/32	5,421,444
4,250,000	6.750	(a)	01/17/48	4,313,750
1,190,000	6.750		01/17/48	1,207,850
Republic of Oman (B+/Ba3)
1,430,000	4.750		06/15/26	1,468,324
680,000	6.500		03/08/47	673,404

				32,491,105

Pakistan – 1.0%
Pakistan Government International Bond (NR/B3)(a)
1,810,000	6.000		04/08/26	1,807,738
Pakistan Water & Power Development Authority (B-/NR)
940,000	7.500		06/04/31	909,156

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Pakistan – (continued)
Republic of Pakistan (NR/B3)
$580,000	8.250%		09/30/25	$ 626,690
1,360,000	7.375	(a)	04/08/31	1,349,800
1,980,000	7.375		04/08/31	1,965,150
620,000	8.875	(a)	04/08/51	613,025
3,680,000	8.875		04/08/51	3,638,600
Republic of Pakistan B-/B3)
1,640,000	6.875		12/05/27	1,653,120

				12,563,279

Panama – 1.3%
Panama Notas del Tesoro (BBB/Baa2)
2,560,000	3.750		04/17/26	2,706,080
Republic of Panama (BBB/Baa2)(b)
4,250,000	4.500		04/16/50	4,678,453
3,990,000	4.500		04/01/56	4,398,476
3,680,000	3.870		07/23/60	3,671,490

				15,454,499

Papua New Guinea(a) – 0.1%
Papua New Guinea Government International Bond (B-/B2)
1,450,000	8.375		10/04/28	1,445,922

Paraguay – 2.1%
Republic of Paraguay (BB/NR)(a)
2,790,000	5.600		03/13/48	3,222,973
Republic of Paraguay (BB/Ba1)
1,010,000	5.000	(a)	04/15/26	1,120,974
685,000	5.000		04/15/26	760,264
2,770,000	4.700	(a)	03/27/27	3,074,354
2,760,000	4.950	(a)(b)	04/28/31	3,101,205
400,000	4.950	(b)	04/28/31	449,450
13,049,000	2.739	(a)(b)	01/29/33	12,590,654
1,170,000	5.400	(a)(b)	03/30/50	1,333,654

				25,653,528

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Peru(b) – 0.8%
Republic of Peru (BBB+/Baa1)
	$540,000	2.783%		01/23/31	$ 536,220
EUR	580,000	1.250		03/11/33	634,115
	$1,620,000	3.000		01/15/34	1,611,900
	3,440,000	2.780		12/01/60	3,021,395
	5,190,000	3.230	(g)	07/28/21	4,464,373

					10,268,003

Philippines – 0.4%
Republic of Philippines (BBB+/Baa2)
	1,320,000	1.648		06/10/31	1,277,100
	550,000	2.950		05/05/45	542,025
	2,940,000	2.650		12/10/45	2,778,851

					4,597,976

Qatar – 1.8%
Republic of Qatar (AA-/Aa3)
	10,470,000	5.103	(a)	04/23/48	14,147,587
	2,950,000	4.817	(a)	03/14/49	3,853,438
	240,000	4.817		03/14/49	313,500
	2,770,000	4.400	(a)	04/16/50	3,427,875

					21,742,400

Romania – 2.9%
Republic of Romania (BBB-/Baa3)
EUR	3,330,000	2.375	(a)	04/19/27	3,999,720
	7,360,000	2.875		05/26/28	9,007,809
	1,130,000	1.750	(a)	07/13/30	1,196,449
	$2,070,000	3.000	(a)	02/14/31	2,097,531
EUR	2,320,000	2.124	(a)	07/16/31	2,522,196
	1,730,000	2.124		07/16/31	1,880,775
	9,380,000	2.000	(a)	04/14/33	9,723,345
	1,840,000	2.000		04/14/33	1,907,351
	670,000	2.750	(a)	04/14/41	683,540
	710,000	2.750		04/14/41	724,349
	1,190,000	3.375		01/28/50	1,279,622

					35,022,687

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Russia – 2.5%
Russian Federation Bond (NR/NR)
	$3,400,000	4.750%		05/27/26	$ 3,714,500
	3,200,000	4.375	(a)	03/21/29	3,520,000
EUR	10,800,000	1.850		11/20/32	12,218,947
	$4,200,000	5.100	(a)	03/28/35	4,940,460
	4,600,000	5.100		03/28/35	5,410,980

					29,804,887

Saudi Arabia – 2.1%
Saudi Government International Bond (NR/A1)
	1,770,000	2.750	(a)	02/03/32	1,815,909
	3,600,000	4.625		10/04/47	4,309,875
	1,380,000	5.000		04/17/49	1,745,269
	5,730,000	3.250	(a)	11/17/51	5,642,259
	1,770,000	3.750	(a)	01/21/55	1,893,347
	410,000	3.750		01/21/55	438,572
	8,270,000	4.500	(a)	04/22/60	10,148,841

					25,994,072

Senegal – 0.8%
Republic of Senegal (B+/Ba3)
EUR	400,000	5.375		06/08/37	431,492
	4,580,000	4.750	(a)	03/13/28	5,286,286
Republic of Senegal (NR/NR)(a)
	3,600,000	5.375		06/08/37	3,883,422

					9,601,200

Serbia – 0.5%
Republic of Serbia (NR/Ba2)
	2,740,000	3.125	(a)	05/15/27	3,316,017
	440,000	3.125		05/15/27	532,499
Republic of Serbia (BB+/Ba2)(a)
	1,630,000	1.000		09/23/28	1,749,048

					5,597,564

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – 1.7%
Republic of South Africa (NR/Ba2)
	$810,000	4.850%		09/27/27	$ 851,310
	2,550,000	5.650		09/27/47	2,442,900
Republic of South Africa (BB-/Ba2)
	2,670,000	4.300		10/12/28	2,700,705
	7,690,000	4.850		09/30/29	7,941,367
	530,000	6.250		03/08/41	562,065
	6,120,000	5.750		09/30/49	5,868,697

					20,367,044

Sri Lanka – 1.0%
Republic of Sri Lanka (CCC+/Caa2)
	200,000	5.750	(a)	04/18/23	110,788
	4,380,000	6.850	(a)	03/14/24	2,283,896
	910,000	6.350	(a)	06/28/24	474,508
	2,630,000	6.125		06/03/25	1,365,627
	6,010,000	6.850	(a)	11/03/25	3,036,177
	2,290,000	6.850		11/03/25	1,156,879
	1,690,000	6.750	(a)	04/18/28	847,958
	230,000	6.750		04/18/28	115,403
	4,240,000	7.550	(a)	03/28/30	2,140,670

					11,531,906

Tajikistan – 0.1%
Republic of Tajikistan (B-/B3)
	710,000	7.125		09/14/27	624,267

Trinidad and Tobago(a)(b) – 0.1%
Republic of Trinidad & Tobago (BBB-/Ba2)
	1,560,000	4.500		06/26/30	1,571,505

Tunisia – 0.1%
Banque Centrale de Tunisie International Bond (NR/NR)(a)
EUR	760,000	6.375		07/15/26	656,213
Banque Centrale de Tunisie International Bond (NR/Caa1)
	850,000	6.750	(a)	10/31/23	803,889
	$260,000	5.750		01/30/25	197,548

					1,657,650

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Turkey – 3.5%
Republic of Turkey (NR/B2)
	$5,380,000	4.250%		03/13/25	$ 4,969,102
EUR	5,290,000	3.250		06/14/25	5,706,473
	2,870,000	5.200		02/16/26	3,242,988
	$1,200,000	4.875		10/09/26	1,086,225
	4,780,000	6.000		03/25/27	4,489,615
	1,190,000	6.125		10/24/28	1,100,750
	6,210,000	5.250		03/13/30	5,335,942
	5,290,000	5.950		01/15/31	4,694,875
	2,670,000	6.500		09/20/33	2,422,191
	7,440,000	5.750		05/11/47	6,017,100
	999,000	7.375		02/05/25	1,002,497
	2,970,000	6.000		01/14/41	2,461,944

					42,529,702

Ukraine – 2.6%
Ukraine Government Bond (B/NR)
	600,000	8.994		02/01/24	596,812
EUR	2,890,000	6.750		06/20/26	3,109,299
	2,210,000	4.375	(a)	01/27/30	2,020,416
	970,000	4.375		01/27/30	886,789
	$873,000	7.253	(a)	03/15/33	766,057
	5,878,000	1.258	(h)	05/31/40	5,328,040
Ukraine Government Bond (B/B3u)
	8,380,000	7.750		09/01/24	8,114,459
	3,130,000	7.750		09/01/25	2,993,845
	7,020,000	7.750		09/01/26	6,651,450
	1,220,000	7.750		09/01/27	1,151,070

					31,618,237

United Arab Emirates(a) – 0.7%
Finance Department Government of Sharjah (BBB-/Baa3)
	2,700,000	3.625		03/10/33	2,646,000
	6,310,000	4.000		07/28/50	5,701,874

					8,347,874

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Uruguay(b) – 0.2%
Republic of Uruguay (BBB/Baa2)
$2,360,000	4.375%	01/23/31	$ 2,716,655

Uzbekistan(a) – 0.2%
Republic of Uzbekistan (BB-/NR)
1,460,000	5.375	02/20/29	1,554,900
1,160,000	3.700	11/25/30	1,113,237

			2,668,137

Vietnam(b)(i) – 0.2%
Debt and Asset Trading Corp. (NR/NR)
3,040,000	1.000	10/10/25	2,751,200

Zambia – 0.4%
Republic of Zambia (D/NR)
5,734,000	5.375	09/20/22	4,286,165
860,000	8.500	04/14/24	674,831

			4,960,996

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $840,712,468)			$ 795,309,328

Corporate Obligations – 25.6%
Azerbaijan – 0.1%
State Oil Co. of the Azerbaijan Republic (BB-/NR)
$1,040,000	6.950%	03/18/30	$ 1,252,420

Bahrain(a) – 0.2%
CBB International Sukuk Programme Co. WLL (B+/B2u)
2,670,000	3.950	09/16/27	2,682,516

Brazil – 0.5%
Banco do Brasil SA (CCC+/NR)(b)(h)(10 Year CMT + 4.398%)
2,920,000	6.250	12/31/99	2,898,647
Banco do Brasil SA (CCC+/B2)(b)(h)(10 Year CMT + 6.362%)
290,000	9.000	12/31/99	308,361
BRF SA (NR/Ba2)(b)
1,140,000	4.875	01/24/30	1,151,614
Embraer Overseas Ltd. (BB/Ba2)
13,000	5.696	09/16/23	13,587
Samarco Mineracao SA (NR/WR)(f)
995,000	4.125	11/01/22	585,993
430,000	5.750	10/24/23	278,909

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Brazil – (continued)
Samarco Mineracao SA (NR/WR)(f) – (continued)
$800,000	5.375%		09/26/24	$ 518,150

				5,755,261

British Virgin Islands – 1.2%
Easy Tactic Ltd. (NR/NR)(b)
380,000	8.125		07/11/24	130,150
Fortune Star BVI Ltd. (BB/NR)(b)
310,000	5.000		05/18/26	297,197
Huarong Finance 2017 Co. Ltd. (NR/Baa3)
1,530,000	4.750		04/27/27	1,575,422
290,000	4.250		11/07/27	292,900
(-1x5 Year CMT + 6.983%)
3,160,000	4.000	(b)(h)	12/31/99	3,128,400
Huarong Finance 2019 Co. Ltd. (NR/Baa3)
460,000	3.750		05/29/24	464,600
270,000	3.250	(b)	11/13/24	268,566
320,000	3.375	(b)	02/24/30	305,600
Huarong Finance II Co. Ltd. (BBB/NR)
2,240,000	5.500		01/16/25	2,352,000
1,760,000	5.000		11/19/25	1,829,850
Huarong Finance II Co. Ltd. (BBB/Baa3))
1,490,000	4.625		06/03/26	1,534,700
1,200,000	4.875		11/22/26	1,247,625
Kunzhi Ltd. (NR/NR)(f)
490,000	6.250		10/17/49	68,447
Sunny Express Enterprises Corp. (NR/A3)(b)(h)(-1x3 Year CMT + 4.762%)
870,000	3.350		12/31/99	877,856

				14,373,313

Burundi – 1.5%
The African Export-Import Bank (NR/Baa1)(a)(b)
2,022,000	2.634		05/17/26	2,028,026
2,920,000	3.798		05/17/31	2,980,269
The Eastern & Southern African Trade & Development Bank (NR/Baa3)
8,747,000	5.375		03/14/22	8,781,988
4,530,000	4.875		05/23/24	4,653,714

				18,443,997

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chile – 0.3%
Embotelladora Andina SA (BBB/NR)(a)
$506,000	5.000%		10/01/23	$ 535,980
Empresa de los Ferrocarriles del Estado (A/NR)(a)(b)
600,000	3.068		08/18/50	515,175
Empresa de Transporte de Pasajeros Metro SA (A/NR)(a)(b)
830,000	3.650		05/07/30	878,659
GNL Quintero SA (BBB/Baa2)
997,672	4.634		07/31/29	1,055,849
Inversiones CMPC SA (BBB-/NR)(a)(b)
660,000	4.375		05/15/23	679,511

				3,665,174

China – 0.4%
China Aoyuan Group Ltd. (NR/NR)(b)
370,000	5.980		08/18/25	70,184
China SCE Group Holdings Ltd. (NR/NR)(b)
320,000	5.950		09/29/24	264,800
Fantasia Holdings Group Co. Ltd. (NR/NR)(b)
340,000	10.875		03/02/24	78,094
Fantasia Holdings Group Co. Ltd. (NR/WR)(b)
200,000	11.875		06/01/23	45,937
iQIYI, Inc. (NR/NR)
850,000	2.000		04/01/25	611,520
310,000	4.000		12/15/26	213,590
Meituan (BBB-/Baa3)(b)
480,000	2.125		10/28/25	463,152
310,000	3.050		10/28/30	287,002
NIO, Inc. (NR/NR)(a)
520,000	0.000	(e)	02/01/26	453,967
400,000	0.500		02/01/27	340,697
Redsun Properties Group Ltd. (NR/B3)(b)
220,000	9.700		04/16/23	99,799
Sunac China Holdings Ltd. (BB-/B1)(b)
810,000	6.500		07/09/23	518,147
600,000	6.650		08/03/24	384,000
Yuzhou Group Holdings Co. Ltd. (NR/B3)(b)(h) (-1x5 Year CMT + 8.527%)
410,000	5.375		12/31/99	102,372

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
China – (continued)
Zhenro Properties Group Ltd. (NR/B2)(b)(h) (-1x3 Year CMT + 13.414%)
$790,000	10.250%		12/31/99	$ 687,053

				4,620,314

Colombia – 0.6%
Banco de Bogota SA (NR/Ba2)
5,920,000	6.250	(a)	05/12/26	6,401,296
670,000	6.250		05/12/26	724,471
Grupo Aval Ltd. (NR/Ba2)
590,000	4.750		09/26/22	599,698

				7,725,465

Cyprus – 0.2%
MHP SE (B/NR)
1,910,000	7.750		05/10/24	1,941,396

Dominican Republic(a)(b) – 0.3%
Aeropuertos Dominicanos Siglo XXI SA (B+/B1)
3,220,000	6.750		03/30/29	3,319,216

Hong Kong – 0.6%
CNAC HK Finbridge Co. Ltd. (NR/Baa2)
2,600,000	3.875		06/19/29	2,793,960
1,000,000	3.000		09/22/30	1,012,100
CNAC HK Finbridge Co. Ltd. (A-/NR)
1,770,000	4.125		07/19/27	1,916,379
1,730,000	5.125		03/14/28	1,971,854

				7,694,293

India – 0.1%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
200,000	3.949		02/12/30	197,475
Adani Green Energy Ltd. (NR/Ba3)
390,000	4.375		09/08/24	395,362
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
790,000	4.200	(b)	08/04/27	820,514
270,000	4.375		07/03/29	281,610

				1,694,961

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Indonesia – 1.5%
Bank Negara Indonesia Persero Tbk PT (NR/Ba3)(b)(h) (5 year CMT + 3.466%)
$1,300,000	4.300%		12/31/99	$ 1,293,094
Indofood CBP Sukses Makmur Tbk PT (NR/NR)(b)
890,000	3.541		04/27/32	896,675
830,000	4.805		04/27/52	854,900
Indofood CBP Sukses Makmur Tbk PT (NR/Baa3)(b)
510,000	3.398		06/09/31	513,825
410,000	4.745		06/09/51	421,788
Indonesia Asahan Aluminium Persero PT (NR/Baa2)(b)
1,620,000	5.450		05/15/30	1,847,610
1,060,000	5.800	(a)	05/15/50	1,225,161
Pertamina Persero PT (NR/Baa2)(b)
2,250,000	2.300		02/09/31	2,151,563
2,890,000	4.150		02/25/60	2,900,476
Pertamina Persero PT (BBB/Baa2)
1,030,000	6.500		05/27/41	1,335,974
2,020,000	6.000		05/03/42	2,476,772
Perusahaan Gas Negara Tbk PT (NR/Baa2)
1,730,000	5.125		05/16/24	1,864,940

				17,782,778

Ireland – 0.3%
Credit Bank of Moscow Via CBOM Finance PLC (NR/NR)(b)(h) (5 Year USD Swap + 5.416%)
310,000	7.500		10/05/27	306,958
Credit Bank of Moscow Via CBOM Finance PLC (BB/Ba3)(a)
3,010,000	5.550		02/14/23	3,081,111

				3,388,069

Israel(a)(b) – 0.3%
Leviathan Bond Ltd. (BB-/Ba3)
3,350,000	5.750		06/30/23	3,441,706

Ivory Coast(a)(i) – 0.2%
Brazil Minas SPE via State of Minas Gerais (BB-/NR)
2,450,000	5.333		02/15/28	2,548,459

Japan(b)(h) – 0.1%
SoftBank Group Corp. (B+/B2u) (5 Year USD ICE Swap + 4.226%)
990,000	6.000		12/31/99	977,625

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Kazakhstan – 0.9%
KazMunayGas National Co. JSC (NR/Baa2)(a)(b)
	$2,100,000	3.500%		04/14/33	$ 2,179,800
KazMunayGas National Co. JSC (BB/Baa2)
	6,002,000	4.750		04/19/27	6,614,579
Tengizchevroil Finance Co. International Ltd. (BBB-/Baa2)(a)(b)
	1,690,000	2.625		08/15/25	1,689,831

					10,484,210

Luxembourg – 0.2%
Altice Financing SA (B/B2)(a)(b)
EUR	1,320,000	4.250		08/15/29	1,466,872
Gazprom PJSC Via Gaz Capital SA (BBB-/Baa2)(j)
	$410,000	8.625		04/28/34	581,667
Puma International Financing SA (NR/B1)(b)
	200,000	5.000		01/24/26	199,600
Rede D’or Finance S.a.r.l. (BB/NR)(b)
	256,000	4.500	(a)	01/22/30	249,248
	552,000	4.500		01/22/30	537,441

					3,034,828

Malaysia(b) – 0.9%
Axiata Spv5 Labuan Ltd. (BBB+/Baa2)
	360,000	3.064		08/19/50	347,692
Genm Capital Labuan Ltd. (BBB-/NR)(a)
	2,430,000	3.882		04/19/31	2,374,262
Petronas Capital Ltd. (A-/A2)(a)
	4,410,000	4.550		04/21/50	5,456,824
	1,890,000	4.800		04/21/60	2,487,996

					10,666,774

Mauritius – 0.4%
Greenko Power II Ltd. (NR/Ba1)(a)(b)
	860,000	4.300		12/13/28	875,050
India Airport Infra (NR/B1)(a)(b)
	250,000	6.250		10/25/25	246,250
India Green Power Holdings (NR/Ba3)(a)(b)
	670,000	4.000		02/22/27	670,837

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mauritius – (continued)
MTN Mauritius Investments Ltd. (BB-/Ba2)
	$1,790,000	4.755%		11/11/24	$ 1,870,326
	550,000	6.500	(a)	10/13/26	614,041

					4,276,504

Mexico – 4.3%
Banco Mercantil del Norte SA (BB-/Ba2)(a)(b)(h) (5 Year CMT + 4.967%)
	2,050,000	6.750		12/31/99	2,122,775
Banco Mercantil del Norte SA/Grand Cayman (BB-/Ba2)(a)(b)(h) (5 year CMT + 4.643%)
	1,210,000	5.875		12/31/99	1,201,681
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa3)(a)(b)(h) (5 Year CMT + 2.995%)
	1,090,000	5.950		10/01/28	1,144,023
BBVA Bancomer SA (BB/NR)(a)(b)(h) (5 Year CMT + 2.650%)
	1,510,000	5.125		01/18/33	1,550,393
Cemex SAB de CV (BB/NR)(a)(b)
	400,000	7.375		06/05/27	440,450
	200,000	5.200		09/17/30	214,413
Industrias Penoles SAB de CV (BBB/NR)(a)(b)
	400,000	4.750		08/06/50	437,075
Mexico City Airport Trust (BBB/Baa3)(b)
	1,180,000	4.250	(a)	10/31/26	1,251,021
	1,409,000	4.250		10/31/26	1,493,804
	2,960,000	3.875	(a)	04/30/28	3,063,230
	1,630,000	5.500	(a)	10/31/46	1,627,249
	722,000	5.500		10/31/46	720,782
	6,099,000	5.500		07/31/47	6,088,708
Petroleos Mexicanos (BBB/Ba3)
EUR	13,560,000	5.125		03/15/23	16,009,417
	$760,000	6.875		08/04/26	833,340
	2,500,000	6.490	(b)	01/23/27	2,665,000
	3,170,000	6.500		03/13/27	3,370,122
	760,000	5.350		02/12/28	756,580
	560,000	6.750		09/21/47	494,200
	3,343,000	7.690	(b)	01/23/50	3,209,280
	3,043,000	6.950	(b)	01/28/60	2,685,447
Unifin Financiera SAB de CV (BB-/NR)
	690,000	7.375	(b)	02/12/26	576,064
	200,000	8.375		01/27/28	164,475

					52,119,529

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Morocco(a)(b) – 0.0%
OCP SA (BB+/NR)
	$340,000	3.750%		06/23/31	$ 330,544

Netherlands – 1.3%
Bharti Airtel International Netherlands B.V. (BBB-/Ba1)
	550,000	5.125		03/11/23	570,900
Greenko Dutch B.V. (NR/Ba1)(a)(b)
	659,950	3.850		03/29/26	666,549
IHS Netherlands Holdco B.V. (B/B2)(a)(b)
	400,000	8.000		09/18/27	422,450
Lukoil International Finance B.V. (BBB/NR)
	1,800,000	4.750		11/02/26	1,922,400
Lukoil Securities B.V. (BBB/NR)(a)
	1,280,000	3.875		05/06/30	1,307,571
Metinvest B.V. (B+/NR)(b)
	301,000	7.750	(a)	04/23/23	304,819
	200,000	7.750		04/23/23	202,538
	500,000	8.500		04/23/26	520,563
Minejesa Capital B.V. (NR/Baa3)
	1,070,000	4.625		08/10/30	1,099,425
MV24 Capital B.V. (BB/NR)(a)
	1,164,960	6.748		06/01/34	1,202,312
NE Property B.V. (BBB/NR)(b)
EUR	2,440,000	3.375		07/14/27	3,063,511
Prosus NV (BBB/Baa3)(b)
	$2,620,000	3.680	(a)	01/21/30	2,695,816
	480,000	3.680		01/21/30	493,890
	850,000	4.027	(a)	08/03/50	809,359

					15,282,103

Pakistan – 0.4%
The Third Pakistan International Sukuk Co. Ltd. (B-/B3)
	5,200,000	5.625		12/05/22	5,298,475

Panama(a) – 0.8%
Aeropuerto Internacional de Tocumen SA (BBB/Baa2)(b)
	1,430,000	4.000		08/11/41	1,459,762
	3,960,000	5.125		08/11/61	4,147,605

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Panama(a) – (continued)
Autoridad del Canal de Panama (A-/A2)
$380,000	4.950%	07/29/35	$ 463,719
Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)(b)
2,430,000	2.375	09/14/25	2,429,757
Banco Nacional de Panama (BBB/Baa2)(b)
1,490,000	2.500	08/11/30	1,394,826

			9,895,669

Peru(a) – 0.5%
ABY Transmision Sur SA (BBB/NR)
4,935,024	6.875	04/30/43	6,343,048
Corp. Lindley SA (BBB+/NR)
90,000	4.625	04/12/23	91,620

			6,434,668

Philippines(b) – 0.0%
VLL International, Inc. (NR/NR)
210,000	7.250	07/20/27	218,439

Qatar(a)(b) – 0.9%
Qatar Energy(AA-/Aa3)
1,830,000	3.125	07/12/41	1,846,013
8,240,000	3.300	07/12/51	8,466,600

			10,312,613

Singapore – 0.0%
ABJA Investment Co Pte Ltd. (BBB-/NR)
310,000	5.450	01/24/28	338,578
Innovate Capital Pte Ltd. (NR/NR)(b)(d)
12,399	6.000	12/11/24	3,407

			341,985

South Africa – 0.2%
Eskom Holdings SOC Ltd. (CCC+/Caa2)
520,000	6.750	08/06/23	533,260
2,170,000	7.125	02/11/25	2,242,966

			2,776,226

Thailand(a)(b) – 0.5%
Bangkok Bank PCL/Hong Kong (NR/Baa3)(h) (5 year CMT + 2.150%)
390,000	3.466	09/23/36	389,407
GC Treasury Center Co. Ltd. (NR/NR)
450,000	4.300	03/18/51	494,658

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Thailand(a)(b) – (continued)
GC Treasury Center Co. Ltd. (BBB/Baa2)
$1,740,000	2.980%		03/18/31	$ 1,757,183
PTT Treasury Center Co. Ltd. (BBB+/Baa1)
2,850,000	3.700		07/16/70	2,846,081
PTTEP Treasury Center Co. Ltd. (NR/Baa1)
1,040,000	2.993		01/15/30	1,080,495

				6,567,824

Turkey – 1.2%
Akbank T.A.S. (NR/B2)
570,000	6.800		02/06/26	548,625
Akbank T.A.S. (NR/Caa2)(b)(h) (5 Year USD Swap + 4.029%)
564,000	6.797		04/27/28	542,145
Hazine Mustesarligi Varlik Kiralama AS (NR/B2)(a)
2,130,000	5.125		06/22/26	2,029,225
TC Ziraat Bankasi A/S (NR/B2)
500,000	5.125		05/03/22	498,531
Turkiye Vakiflar Bankasi TAO (NR/B2)
1,090,000	8.125	(a)	03/28/24	1,089,523
860,000	8.125		03/28/24	859,624
880,000	5.250	(a)	02/05/25	809,215
900,000	5.250		02/05/25	827,606
750,000	6.500	(a)	01/08/26	701,250
Yapi ve Kredi Bankasi A/S (NR/B2)
1,820,000	6.100		03/16/23	1,801,573
200,000	5.850		06/21/24	192,850
Yapi ve Kredi Bankasi A/S (NR/Caa3u)(b)(h) (5 Year USD Swap + 11.245%)
3,930,000	13.875		12/31/99	4,229,171

				14,129,338

United Arab Emirates – 2.6%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)(a)
7,070,000	4.600		11/02/47	8,340,391
DP World Crescent Ltd. (NR/Baa3)
840,000	4.848		09/26/28	940,538
1,390,000	3.875		07/18/29	1,479,916
1,500,000	3.750	(b)	01/30/30	1,582,031
DP World PLC (NR/Baa3)(a)
290,000	6.850		07/02/37	381,404

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
United Arab Emirates – (continued)
DP World PLC (NR/Baa3)
$1,070,000	5.625%		09/25/48	$ 1,312,087
DP World Salaam (NR/Ba2)(b)(h) (5 Year CMT + 5.750%)
6,350,000	6.000		12/31/99	6,867,922
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)(a)
510,000	2.160		03/31/34	499,800
580,000	2.625		03/31/36	566,044
500,000	2.940		09/30/40	497,500
NBK Tier 1 Financing 2 Ltd. (NR/Baa3)(a)(b)(h) (6 Year USD Swap + 2.832%)
2,480,000	4.500		12/31/99	2,520,765
Sharjah Sukuk Program Ltd. (BBB-/Baa3)
1,370,000	4.226		03/14/28	1,464,872
4,900,000	3.234		10/23/29	4,945,325

				31,398,595

United Kingdom – 0.7%
Gazprom PJSC via Gaz Finance PLC (BB/NR)(a)(b)(h) (5 Year CMT + 4.264%)
3,860,000	4.599		10/15/99	3,934,884
Gazprom PJSC Via Gaz Finance PLC (BBB-/Baa2)(a)
1,380,000	3.250		02/25/30	1,330,234
IHS Holding Ltd. (B/NR)(a)(b)
480,000	5.625		11/29/26	483,600
400,000	6.250		11/29/28	404,000
Vedanta Resources Finance II PLC (B-/NR)(a)(b)
570,000	8.950		03/11/25	557,175
Vedanta Resources Finance II PLC (B-/B3)(b)
520,000	9.250		04/23/26	487,500
Vedanta Resources Ltd. (B-/B3)
410,000	7.125		05/31/23	395,855
1,160,000	6.125	(b)	08/09/24	1,011,230

				8,604,478

United States – 0.7%
Brazil Loan Trust 1 (BB-/NR)(a)(i)
3,313,139	5.477		07/24/23	3,390,377
Kosmos Energy Ltd. (B+/B3u)(a)(b)
930,000	7.750		05/01/27	893,962
Sasol Financing USA LLC (BB/Ba2)(b)
4,600,000	5.875		03/27/24	4,789,980

				9,074,319

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Uzbekistan – 0.1%
National Bank of Uzbekistan (BB-/NR)
$1,200,000	4.850%	10/21/25	$ 1,195,560

Venezuela(f) – 0.6%
Petroleos de Venezuela SA (CCC-/NR)
2,180,000	5.500	04/12/37	81,750
Petroleos de Venezuela SA (NR/NR)
138,210,000	6.000	10/28/22	4,491,825
41,690,000	6.000	05/16/24	1,354,925
3,387,934	6.000	11/15/26	127,048
19,170,000	5.375	04/12/27	718,875

			6,774,423

TOTAL CORPORATE OBLIGATIONS (Cost $363,351,253)			$ 310,524,067

Shares	Dividend Rate		Value

Investment Company(k) – 1.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
20,351,165	0.026%		$ 20,351,165
(Cost $20,351,165)

TOTAL INVESTMENTS – 93.0% (Cost $1,224,414,886)			$1,126,184,560

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.0%			84,222,736

NET ASSETS – 100.0%			$1,210,407,296

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2021.

(d)	Pay-in-kind securities.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is July 28, 2121.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(i)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $8,690,036, which represents approximately 0.7% of the Fund’s net assets as of December 31, 2021.

(j)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2021.

(k)	Represents an affiliated issuer.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Security ratings disclosed, if any, are obtained from by S&P’s / Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	7,117,068	USD	5,004,231	03/16/22	$174,822
	CAD	3,139,434	USD	2,431,762	03/16/22	49,688
	CHF	1,125,898	EUR	1,084,000	03/16/22	2,004
	CHF	11,304,162	USD	12,298,963	03/16/22	131,562
	CNH	54,607,627	USD	8,502,067	03/16/22	45,271
	CZK	108,713,639	USD	4,800,102	03/16/22	139,294
	EUR	1,632,388	USD	1,850,593	02/10/22	9,383
	EUR	26,919,364	USD	30,630,140	03/16/22	65,876
	GBP	1,851,291	EUR	2,179,684	03/16/22	19,485
	HUF	413,959,200	USD	1,259,000	03/16/22	6,928
	IDR	37,728,679,806	USD	2,620,593	02/10/22	25,734
	ILS	7,694,627	USD	2,446,381	03/16/22	30,298
	MXN	33,642,602	USD	1,611,392	01/24/22	24,874
	MXN	206,994,918	USD	9,637,506	03/16/22	336,608
	NOK	26,110,909	USD	2,891,161	03/16/22	69,584
	NZD	1,825,921	EUR	1,091,666	03/16/22	4,203
	PLN	75,808,491	USD	18,487,847	03/16/22	219,320
	SEK	11,452,368	USD	1,259,000	03/16/22	9,196
	THB	16,776,672	USD	501,710	03/16/22	370
	TRY	30,313,419	USD	2,008,065	03/16/22	137,859
	TRY	23,652,495	USD	1,514,681	06/14/22	48,341
	TWD	64,684,053	USD	2,328,943	01/19/22	7,467
	USD	1,805,081	CLP	1,485,671,845	02/07/22	70,660
	USD	1,547,909	HUF	503,306,071	03/16/22	8,749
	USD	7,327,473	KRW	8,670,646,268	02/10/22	43,969
	USD	9,673,634	MXN	197,851,345	01/24/22	50,788
	USD	3,789,397	RUB	281,104,370	02/10/22	63,132
	USD	5,367,000	TRY	51,788,867	06/14/22	1,944,649
	USD	12,949,563	TWD	358,089,970	01/19/22	15,234
	USD	242,063	ZAR	3,888,669	03/16/22	655

TOTAL						$3,756,003

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	1,714,617	GBP	926,039	03/16/22	$(5,298)
	CLP	2,070,174,081	USD	2,564,966	02/07/22	(148,178)
	EUR	4,348,750	CHF	4,546,379	03/16/22	(40,529)
	EUR	2,168,308	CNH	15,812,387	03/16/22	(2,487)
	EUR	1,081,732	CZK	27,537,112	03/16/22	(17,653)
	EUR	1,113,594	GBP	956,536	03/16/22	(24,456)
	EUR	1,666,071	PLN	7,739,882	03/16/22	(10,149)
	JPY	277,466,006	USD	2,445,507	03/16/22	(31,806)
	KRW	4,352,994,268	USD	3,665,494	02/10/22	(8,899)
	NZD	2,033,969	USD	1,416,253	02/16/22	(24,110)
	RUB	287,678,601	USD	3,989,607	02/10/22	(176,195)
	TRY	29,409,656	USD	2,248,666	03/16/22	(166,720)
	TRY	28,136,372	USD	2,684,000	06/14/22	(824,671)
	TWD	136,048,984	USD	4,920,983	01/19/22	(6,849)
	USD	2,508,722	CAD	3,198,244	03/16/22	(19,212)
	USD	4,878,365	CNH	31,297,227	03/16/22	(20,364)
	USD	225,098,683	EUR	199,114,271	02/10/22	(1,776,073)
	USD	3,622,250	EUR	3,191,607	03/16/22	(17,123)
	USD	6,053,288	GBP	4,552,427	03/16/22	(106,566)
	USD	4,523,398	ILS	14,302,078	03/16/22	(80,030)
	USD	3,705,421	INR	282,641,821	01/18/22	(81,012)
	USD	6,084,532	NZD	9,014,469	03/16/22	(81,832)
	USD	13,189,972	PLN	53,689,621	02/10/22	(97,620)
	USD	1,255,109	PLN	5,148,079	03/16/22	(15,276)
	USD	2,541,812	RUB	192,708,358	02/10/22	(12,693)
	USD	3,541,241	SEK	32,128,557	03/16/22	(16,567)
	USD	1,481,899	THB	49,643,908	03/16/22	(3,807)
	USD	6,055,961	TRY	90,573,531	03/16/22	(355,852)
	USD	2,578,162	TWD	71,835,325	01/19/22	(16,554)
	USD	2,520,910	ZAR	41,205,198	02/03/22	(52,506)
	USD	4,165,187	ZAR	67,167,912	03/16/22	(4,594)
	ZAR	42,250,803	USD	2,664,483	01/24/22	(22,348)
	ZAR	74,286,473	USD	4,816,235	02/03/22	(176,772)

TOTAL						$(4,444,801)

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	237	03/22/22	$46,718,625	$558,798
2 Year U.S. Treasury Notes	399	03/31/22	87,050,579	(61,004)
5 Year U.S. Treasury Notes	598	03/31/22	72,343,985	208,289
10 Year U.S. Treasury Notes	567	03/22/22	74,292,437	(112,734)
20 Year U.S. Treasury Bonds	263	03/22/22	42,195,062	604,960

TOTAL FUTURES CONTRACTS				$1,198,309

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Avg(a)	10.565%(a)	01/02/23	BRL	14,880		$(15,489)	$—	$(15,489)
1M BID Avg(a)	12.400(a)	01/02/23		14,140		26,631	(755)	27,386
5.800(a)	1M BID Avg(a)	01/02/23		130,700		1,037,409	75,878	961,531
1M BID Avg(b)	7.200(b)	01/02/23		141,640		(896,845)	8,790	(905,635)
3M CNY(c)	2.500(c)	09/15/23	CNY	489,470		385,262	271,319	113,943
1M BID Avg(a)	12.300(a)	01/02/24	BRL	24,120		105,625	(74,481)	180,106
11.814(a)	1M BID Avg(a)	01/02/24		9,275		(26,581)	—	(26,581)
11.905(a)	1M BID Avg(a)	01/02/24		9,500		(28,114)	—	(28,114)
12.185(a)	1M BID Avg(a)	01/02/24		12,700		(48,033)	—	(48,033)
7.200(a)	Mexico IB TIIE 28D(a)	03/13/24	MXN	758,050	(d)	233,633	10,922	222,711
1.500(c)	3M KWCDC(c)	03/16/24	KRW	29,538,550	(d)	164,367	80,532	83,835
3M JIBAR(c)	5.650(c)	03/16/24	ZAR	215,805	(d)	(3,882)	(1,251)	(2,631)
(0.500)(f)	6M EURO(e)	03/16/24	EUR	9,130	(d)	55,629	44,433	11,196
3.150(f)	6M WIBOR(e)	03/16/24	PLN	52,200	(d)	243,459	9,782	233,677
6.320(a)	1M BID Avg(a)	01/02/25	BRL	51,203		727,911	(262,374)	990,285
(0.250)(f)	6M EURO(e)	03/16/25	EUR	16,810	(d)	90,491	32,736	57,755
3M CNY(c)	2.750(c)	09/15/26	CNY	134,860		364,267	129,942	234,325
3M CNY(c)	2.500(c)	12/15/26		10,720		10,307	(10,027)	20,334
1M BID Avg(a)	11.230(a)	01/04/27	BRL	20,480		88,164	(133,754)	221,918
7.400(a)	Mexico IB TIIE 28D(a)	03/10/27	MXN	479,580	(d)	95,104	(85,348)	180,452
(0.250)(f)	6M EURO(e)	03/16/27	EUR	27,440	(d)	486,939	246,126	240,813
3.250(f)	6M WIBOR(e)	03/16/27	PLN	55,425	(d)	343,655	182,649	161,006
0.000(f)	6M EURO(e)	03/16/29	EUR	26,900	(d)	357,493	(12,878)	370,371
1.750(c)	3M KWCDC(c)	09/15/31	KRW	7,349,340		57,013	201,223	(144,210)
7.400(a)	Mexico IB TIIE 28D(a)	03/03/32	MXN	62,330	(d)	39,327	(8,502)	47,829
1.500(f)	3M SOFR(f)	03/16/32		$9,190	(d)	(133,450)	(178,238)	44,788
0.250(f)	6M EURO(e)	03/16/32	EUR	20,180	(d)	190,598	(253,580)	444,178
3.100(f)	6M WIBOR(e)	03/16/32	PLN	36,075	(d)	353,674	(17,392)	371,066
3M JIBAR(c)	7.600(c)	03/16/32	ZAR	97,775	(d)	24,158	4,598	19,560
0.500(f)	6M EURO(e)	03/16/37	EUR	10,170	(d)	19,860	(333,097)	352,957
0.500(f)	6M EURO(e)	03/16/42		3,040	(d)	39,879	(112,587)	152,466
0.500(f)	6M EURO(e)	03/16/52		1,290	(d)	(7,076)	(111,854)	104,778

TOTAL						$4,381,385	$(297,188)	$4,678,573

(a)	Payments made monthly.
(b)	Payments made at maturity.
(c)	Payments made quarterly.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.
(e)	Payments made semi-annually.
(f)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.087%	JPMorgan Securities, Inc.	06/20/22	$2,820	$(13,154)	$(2,876)	$(10,278)
Protection Sold:
Ukraine Government, 7.375%, 09/25/32	5.000	5.781	Deutsche Bank AG (London)	12/20/23	3,820	(48,433)	(132,103)	83,670

TOTAL						$(61,587)	$(134,979)	$73,392

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Argentine Republic, 1.000%, 07/09/29	5.000%	23.231%	12/20/25	$560	$(243,713)	$(93,879)	$(149,834)
CDX.NA.EM Index 36	1.000	1.867	12/20/26	33,480	(1,331,595)	(1,201,264)	(130,331)
ITX.NA.AG Index 36	1.000	0.793	12/20/26	37,640	384,411	132,709	251,702
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.279	06/20/24	17,110	310,946	41,476	269,470
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.396	12/20/25	2,310	55,556	70	55,486
Republic of Abu Dhabi, 3.125%, 08/03/26	1.000	0.245	12/20/24	4,140	94,113	67,353	26,760
Republic of Chile, 3.875%, 08/05/20	1.000	0.358	06/20/24	2,020	32,759	30,521	2,238
Republic of Chile, 3.875%, 08/05/20	1.000	0.400	12/20/24	12,630	228,518	189,073	39,445
Republic of Colombia, 10.375%, 01/28/33	1.000	1.322	06/20/24	2,190	(16,465)	(690)	(15,775)
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.580	12/20/25	22,960	384,367	95,808	288,559
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.756	12/20/26	2,620	31,692	32,009	(317)
Republic of Panama, 8.875%, 09/30/27	1.000	0.591	12/20/25	1,000	16,329	3,129	13,200
Republic of Peru, 8.750%, 11/21/33	1.000	0.382	12/20/24	4,420	82,405	6,094	76,311
Republic of the Philippines, 10.625%, 03/16/25	1.000(b)	0.217	12/20/23	9,460	149,727	5,285	144,442
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.323	12/20/24	2,270	46,248	(12,567)	58,815
Republic of Turkey, 11.875% 01/15/22	1.000	5.593	12/20/26	1,410	(268,033)	(291,931)	23,898
Russian Federation, 7.500%, 03/31/30	1.000	1.018	06/20/25	630	(178)	(2,015)	1,837
Russian Federation, 7.500%, 03/31/30	1.000	1.243	12/20/26	4,720	(53,237)	30,866	(84,103)
State of Qatar, 9.750%, 06/15/30	1.000	0.217	06/20/24	5,830	115,089	61,156	53,933
State of Qatar, 9.750%, 06/15/30	1.000	0.243	12/20/24	13,450	306,860	(126,835)	433,695
United Mexican States, 4.150%, 03/28/27	1.000	0.896	12/20/26	20,110	107,952	46,614	61,338

TOTAL					$433,751	$(987,018)	$1,420,769

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts – 0.0%
Calls – 0.0%
Call USD/Put ZAR	JPMorgan Securities, Inc.	16.450%	01/20/2022	4,891,000	$4,891,000	$25,531	$29,688	$(4,157)

Written option contracts – 0.0%
Puts – 0.0%
Put USD/Call ZAR	JPMorgan Securities, Inc.	15.450	01/20/2022	(4,891,000)	(4,891,000)	(13,333)	(32,085)	18,752

Abbreviations:
1M BIDAvg	— 1 month Brazilian Interbank Deposit Average
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 5.8%
Aerospace & Defense(b) – 0.2%
ADS Tactical, Inc. (B+/B3) (3M LIBOR + 5.750%)
$4,440,570	6.750%	03/19/26	$ 4,393,411

Airlines(b) – 0.3%
Air Canada (BB-/Ba2) (3M LIBOR + 3.500%)
1,700,000	4.250	08/11/28	1,693,013
United Airlines, Inc. (BB-/Ba1) (3M LIBOR + 3.750%)
5,378,486	4.500	04/21/28	5,385,801

			7,078,814

Building Materials(b) – 0.6%
Chamberlain Group Inc (NR/NR) (1M LIBOR + 3.500%)
3,175,000	4.000	11/03/28	3,171,031
Cornerstone Building Brands, Inc. (B+/B1) (1M LIBOR + 3.250%)
3,233,750	3.750	04/12/28	3,221,623
Quikrete Holdings, Inc. (BB-/Ba3) (1M LIBOR + 2.500%)
5,438,926	2.604	02/01/27	5,372,517

			11,765,171

Chemicals(b) – 0.3%
Cyanco Intermediate Corp. (B/B2) (1M LIBOR + 3.500%)
2,089,320	3.604	03/16/25	2,062,159
Polar US Borrower LLC (B-/B3) (3M LIBOR + 4.750%)
3,000,927	4.882	10/15/25	3,000,927
Starfruit Finco B.V. (B+/B2) (1M LIBOR + 3.000%)
1,722,059	3.102	10/01/25	1,714,534

			6,777,620

Commercial Services(b) – 0.4%
APX Group, Inc. (B/B1) (3M PRIME + 2.500%)
1,200,000	5.750	07/10/28	1,196,664
KKR Apple Bidco, LLC (B+/B1) (1M LIBOR + 3.000%)
4,875,000	3.500	09/23/28	4,854,671
Travelport Finance (Luxembourg) S.a.r.l. (B-/B3) (3M LIBOR + 7.250%)
2,325,125	6.500	02/28/25	2,386,694

			8,438,029

Consumer Cyclical Services(b) – 0.2%
Prime Security Services Borrower LLC (BB-/Ba3) (1M LIBOR + 2.750%)
1,704,645	3.500	09/23/26	1,702,122
The Hertz Corp. (BB+/Ba3) (1M LIBOR + 3.250%)
1,804,539	3.750	06/30/28	1,804,539
(1M LIBOR + 3.250%)
340,939	3.750	06/30/28	340,939

			3,847,600

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Electrical(b) – 0.2%
Pacific Gas & Electric Co. (BB-/B1) (3M LIBOR + 3.000%)
$3,366,477	3.500%	06/23/25	$ 3,326,080

			3,326,080

Electronics(b)(c) – 0.1%
Ingram Micro, Inc. (BB-/B1) (3M LIBOR + 3.500%)
3,167,043	0.000	06/30/28	3,165,459

			3,165,459

Environmental(b) – 0.1%
GFL Environmental, Inc. (BB-/Ba3) (1M LIBOR + 3.000%)
2,164,070	3.500	05/30/25	2,168,701

			2,168,701

Food(b) – 0.0%
Ola Singapore PTE Ltd. (NR/NR) (3M SOFR + 6.250%)
350,000	6.299	12/03/26	351,750

			351,750

Health Care - Pharmaceuticals(b) – 0.2%
Jazz Financing Lux S.a.r.l. (BB-/Ba2) (1M LIBOR + 3.500%)
4,583,110	4.000	05/05/28	4,597,730

			4,597,730

Healthcare Providers & Services – 0.5%
Knight Health Holdings LLC (NR/NR)(c)
$3,200,000	0.000	12/23/28	2,992,000
RegionalCare Hospital Partners Holdings, Inc. (B/B1)(b) (1M LIBOR + 3.750%)
7,103,293	3.852	11/16/25	7,090,009

			10,082,009

Machinery-Diversified(b) – 0.3%
Titan Acquisition Ltd. (B-/B2) (1M LIBOR + 3.000%)
3,360,258	3.354	03/28/25	3,300,513
Vertical US Newco, Inc. (B+/B1) (6M LIBOR + 3.500%)
4,164,263	4.000	07/30/27	4,163,680

			7,464,193

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media(b) – 0.3%
DirecTV Financing, LLC (BB/Ba3) (3M LIBOR + 5.000%)
$3,250,188	5.750%	08/02/27	$ 3,251,130
iHeartCommunications, Inc. (B+/B1) (1M LIBOR + 3.000%)
3,375,000	3.104	05/01/26	3,350,295

			6,601,425

Packaging – 0.3%
Charter NEX US, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
1,901,753	4.500	12/01/27	1,904,130
LABL, Inc. (B-/B2)(c)
$1,850,000	0.000	10/29/28	1,845,375
Trident TPI Holdings, Inc. (B-/B2)(b) (3M LIBOR + 4.000%)
91,135	4.000	09/15/28	90,632
(3M LIBOR + 4.000%)
1,594,296	4.500	09/15/28	1,591,554

			5,431,691

Pharmaceuticals(b) – 0.4%
Endo Finance Co.(Luxembourg) I S.a.r.l. (B-/B3) (3M LIBOR + 5.000%)
3,324,875	5.750	03/27/28	3,226,791
Gainwell Acquisition Corp. (B+/B2) (3M LIBOR + 4.000%)
2,185,367	4.750	10/01/27	2,188,645
Organon & Co. (BB/Ba2) (3M LIBOR + 3.000%)
3,068,901	3.500	06/02/28	3,069,546

			8,484,982

Restaurants(b) – 0.2%
IRB Holding Corp. (B+/B2) (6M LIBOR + 2.750%)
3,224,871	3.750	02/05/25	3,217,164

Retailing(b) – 0.2%
Rough Country LLC (NR/NR) (1M LIBOR + 3.500%)
2,550,000	4.250	07/28/28	2,542,044
Staples, Inc. (B/B2) (3M LIBOR + 5.000%)
2,437,500	5.132	04/16/26	2,351,091

			4,893,135

Technology - Hardware(b) – 0.1%
ICON Luxembourg S.a.r.l. (BB+/Ba1) (3M LIBOR + 2.250%)
1,597,120	2.750	07/03/28	1,596,450
(3M LIBOR + 2.500%)
397,924	2.750	07/03/28	397,756

			1,994,206

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software/Services(b) – 0.7%
Athenahealth, Inc. (B/B2) (3M LIBOR + 4.250%)
$2,139,223	4.400%	02/11/26	$ 2,137,084
Banff Merger Sub, Inc. (B-/B2) (3M LIBOR + 3.750%)
1,618,519	3.974	10/02/25	1,607,190
Camelot U.S. Acquisition 1 Co. (B/B1) (1M LIBOR + 3.000%)
3,498,228	3.104	10/30/26	3,471,256
CentralSquare Technologies LLC (B-/Caa1) (3M LIBOR + 3.750%)
3,161,349	3.974	08/29/25	2,975,620
Peraton Corp. (B+/B1) (1M LIBOR + 3.750%)
2,282,999	4.500	02/01/28	2,282,177
The Dun & Bradstreet Corp. (B+/B1) (1M LIBOR + 3.250%)
2,881,271	3.352	02/06/26	2,867,902

			15,341,229

Telecommunication Services(b) – 0.2%
Altice France SA (B/B2) (3M LIBOR + 3.688%)
1,940,286	3.811	01/31/26	1,921,368
LogMeIn, Inc. (B/B2) (3M LIBOR + 4.750%)
3,200,752	4.839	08/31/27	3,179,851

			5,101,219

TOTAL BANK LOANS (Cost $124,603,939)			$ 124,521,618

Corporate Obligations – 87.5%
Advertising – 0.4%
Lamar Media Corp. (BB/Ba3)
$1,439,000	3.625%	01/15/31	$ 1,399,428
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)(d)
1,073,000	6.250	06/15/25	1,122,626
1,609,000	4.250	01/15/29	1,600,955
2,829,000	4.625	03/15/30	2,825,464
Terrier Media Buyer, Inc. (CCC+/Caa1)(d)
888,000	8.875	12/15/27	959,040

			7,907,513

Aerospace & Defense – 2.4%
BWX Technologies, Inc. (BB/Ba3)(d)
4,375,000	4.125	04/15/29	4,440,625
Howmet Aerospace, Inc. (BB+/Ba2)
39,000	6.875	05/01/25	44,753
3,040,000	3.000	01/15/29	3,032,400
Moog, Inc. (BB/Ba3)(d)
3,004,000	4.250	12/15/27	3,022,775

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Spirit AeroSystems, Inc. (B/B2)(d)
$2,754,000	7.500%	04/15/25	$ 2,895,142
Spirit AeroSystems, Inc. (BB-/Ba2)(d)
1,014,000	5.500	01/15/25	1,050,758
Spirit AeroSystems, Inc. (CCC+/Caa1)
2,285,000	4.600	06/15/28	2,290,712
TransDigm UK Holdings PLC (B-/B3)
220,000	6.875	05/15/26	229,625
TransDigm, Inc. (B+/Ba3)(d)
1,290,000	8.000	12/15/25	1,357,725
TransDigm, Inc. (B-/B3)
3,492,000	6.375	06/15/26	3,583,665
1,200,000	7.500	03/15/27	1,252,500
8,988,000	5.500	11/15/27	9,235,170
3,570,000	4.625	01/15/29	3,534,300
7,173,000	4.875	05/01/29	7,173,000
Triumph Group, Inc. (B/B1)(d)
700,000	8.875	06/01/24	764,750
Triumph Group, Inc. (CCC-/Caa1)(d)
3,886,000	6.250	09/15/24	3,895,715
Triumph Group, Inc. (CCC-/Caa3)(e)
4,727,000	7.750	08/15/25	4,685,639

			52,489,254

Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)(d)
730,000	5.500	04/20/26	759,200
Delta Air Lines, Inc. (B+/Baa3)
5,546,000	7.375	01/15/26	6,530,415
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/Ba3)(d)
4,532,223	5.750	01/20/26	4,753,169
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (NR/Ba2)(d)
1,375,000	8.000	09/20/25	1,512,500

			13,555,284

Automotive – 4.6%
Allison Transmission, Inc. (NR/Ba2)(d)
1,709,000	3.750	01/30/31	1,657,730
American Axle & Manufacturing, Inc. (B+/B2)
224,000	6.250	03/15/26	229,040

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
American Axle & Manufacturing, Inc. (B+/B2) – (continued)
	$224,000	6.500%		04/01/27	$ 232,960
	1,731,000	6.875		07/01/28	1,865,152
	3,110,000	5.000	(e)	10/01/29	3,040,025
Clarios Global LP/Clarios US Finance Co. (B/B1)
EUR	836,000	4.375		05/15/26	974,391
Clarios Global LP/Clarios US Finance Co. (CCC+/Caa1)(d)
	$7,998,000	8.500		05/15/27	8,457,885
Dana Financing Luxembourg S.a.r.l. (BB/B1)(d)
	2,380,000	5.750		04/15/25	2,442,475
EUR	1,175,000	3.000		07/15/29	1,350,994
Dana, Inc. (BB/B1)
	$4,243,000	5.375		11/15/27	4,439,239
	1,205,000	4.250		09/01/30	1,223,075
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)(d)
	5,849,000	8.000		02/01/28	6,068,337
Dornoch Debt Merger Sub, Inc. (CCC/Caa1)(d)
	3,325,000	6.625		10/15/29	3,291,750
Ford Motor Co. (BB+/Ba2)
	3,115,000	0.000	(d)(f)	03/15/26	4,285,072
	2,567,000	3.250		02/12/32	2,622,899
	7,341,000	4.750		01/15/43	8,113,156
Ford Motor Credit Co. LLC (BB+/Ba2)
	4,000,000	4.140		02/15/23	4,099,488
	1,837,000	3.810		01/09/24	1,898,723
	1,350,000	4.687		06/09/25	1,450,316
	3,020,000	3.375		11/13/25	3,127,343
	4,975,000	3.815		11/02/27	5,246,600
	2,010,000	2.900		02/16/28	2,016,904
	2,380,000	4.000		11/13/30	2,557,855
	4,307,000	3.625		06/17/31	4,483,669
IHO Verwaltungs GmbH (BB-/Ba2)(d)(g) (PIK 5.500%, Cash 4.750%)
	2,695,000	4.750		09/15/26	2,735,425
(PIK 6.750%, Cash 6.000%)
	900,000	6.000		05/15/27	931,500
(PIK 7.125%, Cash 6.375%)
	2,985,000	6.375		05/15/29	3,212,606
Mclaren Finance PLC (CCC+/Caa1)(d)
	395,000	7.500		08/01/26	399,444

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Tenneco, Inc. (B+/Ba3)(d)
$3,755,000	5.125%		04/15/29	$ 3,670,512
The Goodyear Tire & Rubber Co. (BB-/B2)
3,830,000	9.500		05/31/25	4,126,825
2,371,000	5.000	(d)	07/15/29	2,528,079
2,371,000	5.250	(d)	07/15/31	2,560,680
Wheel Pros, Inc. (CCC/Caa2)(d)
4,380,000	6.500		05/15/29	4,204,800

				99,544,949

Banks – 2.3%
Banco Mercantil del Norte SA/Grand Cayman (BB-/Ba2)(b)(d) (5 year CMT + 4.643%)
1,580,000	5.875		12/31/99	1,569,138
Barclays PLC (B+/Ba2)(b) (5 Year CMT + 5.672%)
6,125,000	8.000		12/31/99	6,775,475
Citigroup, Inc. (BB+/Ba1)(b) (3M USD LIBOR + 3.423%)
5,974,000	6.300		12/30/99	6,265,232
(5 Year CMT + 3.597%)
931,000	4.000		12/31/99	938,215
Credit Suisse Group AG (BB/NR)(b) (5 Year USD Swap + 3.455%)
1,129,000	6.250		12/31/99	1,202,238
Credit Suisse Group AG (BB-/Ba2u)(b)(d) (5 Year CMT + 3.554%)
900,000	4.500	(e)	12/31/99	869,308
(5 Year CMT + 4.889%)
1,075,000	5.250		12/31/99	1,099,725
Deutsche Bank AG (BB+/Ba1)(b) (5 Year USD ICE Swap + 2.553%)
3,935,000	4.875		12/01/32	4,248,084
(SOFR + 2.757%)
2,225,000	3.729		01/14/32	2,275,336
Deutsche Bank AG (BB-/Ba3)(b) (5 Year CMT + 4.524%)
1,800,000	6.000		12/31/99	1,867,500
Freedom Mortgage Corp. (B/B2)(d)
4,706,000	7.625		05/01/26	4,753,060
2,820,000	6.625		01/15/27	2,753,025
Intesa Sanpaolo SpA (BB+/Ba1)(d)
2,350,000	5.017		06/26/24	2,510,780
3,120,000	5.710		01/15/26	3,447,694
Natwest Group PLC (BB-/Ba1)(b) (3M USD LIBOR + 2.320%)
2,200,000	2.544		12/31/99	2,178,000
Standard Chartered PLC (BB-/Ba1)(b)(d)(e) (5 Year CMT + 3.805%)
2,610,000	4.750		12/31/99	2,593,688

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UniCredit SpA (BB+/Baa3)(b)(d) (5 Year CMT + 4.750%)
$3,415,000	5.459%	06/30/35	$ 3,707,051

			49,053,549

Beverages(d) – 0.2%
Primo Water Holdings, Inc. (B/B1)
3,300,000	4.375	04/30/29	3,271,125

			3,271,125

Biotechnology(d) – 0.1%
Grifols Escrow Issuer SA (B/B3)
1,305,000	4.750	10/15/28	1,332,731

Building Materials(d) – 1.7%
Builders FirstSource, Inc. (BB-/Ba3)
1,790,000	5.000	03/01/30	1,915,300
Builders FirstSource, Inc. (BBB-/Ba2)
5,405,000	6.750	06/01/27	5,695,519
CP Atlas Buyer, Inc. (CCC/Caa2)
3,783,000	7.000	12/01/28	3,754,627
JELD-WEN, Inc. (BB-/B2)
3,638,000	4.625	12/15/25	3,665,285
2,088,000	4.875	12/15/27	2,145,420
Masonite International Corp. (BB+/Ba1)
2,609,000	5.375	02/01/28	2,742,711
1,241,000	3.500	02/15/30	1,228,590
SRM Escrow Issuer LLC (B+/B1)
6,599,000	6.000	11/01/28	7,036,184
Standard Industries, Inc. (BB/B1)
3,656,000	4.375	07/15/30	3,733,946
4,105,000	5.000	02/15/27	4,225,359

			36,142,941

Chemicals – 3.1%
Ashland LLC (BB+/Ba1)(d)
2,340,000	3.375	09/01/31	2,322,450
Axalta Coating Systems LLC (BB-/B1)(d)
4,775,000	3.375	02/15/29	4,613,844
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)(d)
860,000	4.750	06/15/27	897,625

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Diamond BC BV (B/Caa1)(d)
	$505,000	4.625%		10/01/29	$ 500,581
Herens Holdco S.a.r.l. (B/B2)(d)
	3,850,000	4.750		05/15/28	3,768,188
Hexion, Inc. (B/B3)(d)
	1,656,000	7.875		07/15/27	1,751,220
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)(d)
	1,060,000	9.000		07/01/28	1,128,900
Ingevity Corp. (NR/Ba3)(d)
	2,068,000	4.500		02/01/26	2,078,340
	551,000	3.875		11/01/28	538,603
Kraton Polymers LLC/Kraton Polymers Capital Corp. (BB-/B2)(d)
	1,244,000	4.250		12/15/25	1,284,430
Minerals Technologies, Inc. (BB-/Ba3)(d)
	3,421,000	5.000		07/01/28	3,557,840
Olympus Water US Holding Corp. (NR/B2)(d)
EUR	750,000	3.875		10/01/28	855,676
Polar US Borrower LLC/Schenectady International Group, Inc. (CCC+/Caa2)(d)
	$3,240,000	6.750		05/15/26	3,171,150
SCIL IV LLC/SCIL USA Holdings LLC (BB-/B1)(d)
	1,755,000	5.375		11/01/26	1,798,875
SPCM SA (BB+/Ba1)(d)
	2,050,000	3.375		03/15/30	2,029,500
The Chemours Co. (BB-/B1)
	263,000	5.375	(e)	05/15/27	281,081
	2,565,000	5.750	(d)	11/15/28	2,670,806
	5,700,000	4.625	(d)	11/15/29	5,657,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (B/B2)(d)
	3,325,000	5.125		04/01/29	3,399,813
Tronox, Inc. (B/B3)(d)
	5,297,000	4.625		03/15/29	5,257,272
Tronox, Inc. (B+/Ba3)(d)
	2,048,000	6.500		05/01/25	2,135,040
Unifrax Escrow Issuer Corp. (B-/B2)(d)
	1,040,000	5.250		09/30/28	1,047,800
Unifrax Escrow Issuer Corp. (CCC+/Caa2)(d)
	3,176,000	7.500		09/30/29	3,211,730

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Valvoline, Inc. (BB-/Ba3)(d)
	$1,946,000	3.625%	06/15/31	$ 1,897,350
WR Grace Holdings LLC (NR/B3)(d)
	6,718,000	5.625	10/01/24	7,053,900
WR Grace Holdings LLC (B/B3)(d)
	2,278,000	4.875	06/15/27	2,329,255
WR Grace Holdings LLC (CCC+/B3)(d)
	950,000	5.625	08/15/29	969,000

				66,207,519

Commercial Services(d) – 3.5%
Alarm.com Holdings, Inc. (NR/NR)(f)
	2,221,000	0.000	01/15/26	2,003,815
Allied Universal Holdco LLC/Allied Universal Finance Corp. (CCC+/Caa1)
	6,520,000	9.750	07/15/27	6,960,100
	955,000	6.000	06/01/29	926,350
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l. (B/B2)
	4,100,000	4.625	06/01/28	4,042,355
APi Escrow Corp. (B/B1)
	284,000	4.750	10/15/29	288,260
APi Group DE, Inc. (B/B1)
	4,063,000	4.125	07/15/29	4,042,685
APX Group, Inc. (CCC/Caa1)
	2,830,000	5.750	07/15/29	2,801,700
BCP V Modular Services Finance II PLC (B/B2)
EUR	1,780,000	4.750	11/30/28	2,046,795
Block, Inc. (BB/Ba2)
	$646,000	2.750	06/01/26	649,230
	393,000	3.500	06/01/31	404,790
CoreLogic, Inc. (B/B1)
	3,341,000	4.500	05/01/28	3,307,590
Garda World Security Corp. (CCC+/Caa2)
	3,000,000	6.000	06/01/29	2,880,000
Gartner, Inc. (BB+/Ba3)
	2,202,000	3.625	06/15/29	2,218,515
HealthEquity, Inc. (B/B3)
	1,277,000	4.500	10/01/29	1,264,230
Herc Holdings, Inc. (BB-/B1)
	3,019,000	5.500	07/15/27	3,139,760

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(d) – (continued)
MPH Acquisition Holdings LLC (B-/B3)(e)
	$8,662,000	5.750%	11/01/28	$ 8,142,280
Nielsen Finance LLC/Nielsen Finance Co. (BB/B2)
	1,025,000	4.500	07/15/29	1,007,063
	1,275,000	4.750	07/15/31	1,260,656
Paysafe Finance PLC/Paysafe Holdings US Corp. (B/B1)
	3,400,000	4.000	06/15/29	3,162,000
Prime Security Services Borrower LLC/Prime Finance, Inc. (B-/B3)
	2,002,000	6.250	01/15/28	2,084,582
Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)
	1,853,000	5.250	04/15/24	1,964,180
	4,553,000	3.375	08/31/27	4,370,880
PROG Holdings, Inc. (BB-/B1)
	3,295,000	6.000	11/15/29	3,393,850
Team Health Holdings, Inc. (CCC/Caa3)
	3,485,000	6.375	02/01/25	3,275,900
The ADT Security Corp. (BB-/Ba3)
	2,026,000	4.125	08/01/29	2,000,675
TriNet Group, Inc. (BB/Ba2)
	3,191,000	3.500	03/01/29	3,183,022
Verisure Holding AB (B/B1)
EUR	650,000	3.250	02/15/27	738,952
Verisure Midholding AB (CCC+/Caa1)
	725,000	5.250	02/15/29	837,554
Verscend Escrow Corp. (CCC+/Caa2)
	$2,092,000	9.750	08/15/26	2,209,675

				74,607,444

Computers – 0.5%
Crowdstrike Holdings, Inc. (BB/Ba3)
	4,771,000	3.000	02/15/29	4,711,362
Presidio Holdings, Inc. (CCC+/Caa1)(d)
	1,302,000	8.250	02/01/28	1,386,630
Science Applications International Corp. (BB-/B1)(d)
	2,354,000	4.875	04/01/28	2,412,850
Seagate HDD Cayman (BB+/Ba1)
	3,348,000	3.375	07/15/31	3,247,560

				11,758,402

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Cosmetics/Personal Care – 0.1%
Coty, Inc. (B/Caa1)
EUR	2,750,000	4.000%	04/15/23	$ 3,134,099

				3,134,099

Distribution & Wholesale(d) – 1.1%
American Builders & Contractors Supply Co, Inc. (B+/B1)
	$6,829,000	3.875	11/15/29	6,794,855
Avient Corp. (BB-/Ba3)
	2,139,000	5.750	05/15/25	2,229,908
BCPE Empire Holdings, Inc. (CCC/Caa2)
	6,218,000	7.625	05/01/27	6,334,587
Resideo Funding, Inc. (BB/B1)
	2,285,000	4.000	09/01/29	2,239,300
Wolverine Escrow LLC (CCC+/Caa3)(e)
	5,536,000	8.500	11/15/24	5,203,840
	293,000	9.000	11/15/26	276,885

				23,079,375

Diversified Financial Services – 5.4%
AerCap Holdings NV (BB+/Ba2)(b)(5 Year CMT + 4.535%)
	3,115,000	5.875	10/10/79	3,218,515
Ally Financial, Inc. (BB-/Ba2)(b)(5 year CMT + 3.868%)
	3,325,000	4.700	12/31/99	3,469,970
Capital One Financial Corp. (BB/Baa3)(b)(5 year CMT + 3.157%)
	2,085,000	3.950	12/31/99	2,095,425
Castlelake Aviation Finance DAC (B+/B2)(d)(e)
	1,755,000	5.000	04/15/27	1,726,481
Coinbase Global, Inc. (BB+/Ba1)(d)
	4,545,000	3.375	10/01/28	4,249,575
Global Aircraft Leasing Co. Ltd. (NR/B1)(d)(g)(PIK 7.250%, Cash 6.500%)
	5,215,498	6.500	09/15/24	5,026,436
Home Point Capital, Inc. (NR/B3)(d)
	2,375,000	5.000	02/01/26	2,205,781
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB/Ba3)
	4,594,000	4.750	09/15/24	4,766,275
Jane Street Group/JSG Finance, Inc. (BB-/Ba2)(d)
	2,731,000	4.500	11/15/29	2,765,137
Jefferies Finance LLC/JFIN Co-Issuer Corp. (BB-/B1)(d)
	1,755,000	5.000	08/15/28	1,798,076

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
LD Holdings Group LLC (B+/B2)(d)
	$4,373,000	6.500%		11/01/25	$ 4,285,540
	3,424,000	6.125		04/01/28	3,210,000
Lincoln Financing S.a.r.l. (BB+/B1)
EUR	3,125,000	3.625	(d)	04/01/24	3,580,048
(3M Euribor + 3.875%)
	1,350,000	3.875	(b)	04/01/24	1,536,406
LPL Holdings, Inc. (BB/Ba2)(d)
	$1,479,000	4.375		05/15/31	1,519,673
Midcap Financial Issuer Trust (B+/B1)(d)
	1,863,000	6.500		05/01/28	1,946,835
	1,075,000	5.625		01/15/30	1,064,250
Mozart Debt Merger Sub, Inc. (B+/B1)(d)
	2,375,000	3.875		04/01/29	2,366,094
Mozart Debt Merger Sub, Inc. (B-/Caa1)(d)
	3,875,000	5.250		10/01/29	3,923,437
Nationstar Mortgage Holdings, Inc. (B+/B2)(d)
	2,731,000	6.000		01/15/27	2,843,654
	2,968,000	5.500		08/15/28	3,034,044
	540,000	5.125		12/15/30	533,250
Navient Corp. (B+/Ba3)
	2,723,000	5.875		10/25/24	2,903,399
	2,000,000	6.750		06/15/26	2,207,500
	5,413,000	5.000		03/15/27	5,521,260
	3,153,000	4.875		03/15/28	3,145,117
	4,060,000	5.500		03/15/29	4,065,075
OneMain Finance Corp. (BB-/Ba2)
	2,897,000	5.625		03/15/23	3,030,986
	1,929,000	8.875		06/01/25	2,068,853
	5,062,000	7.125		03/15/26	5,783,335
	1,458,000	3.500		01/15/27	1,443,420
	3,038,000	6.625		01/15/28	3,410,155
	2,254,000	4.000		09/15/30	2,211,738
PennyMac Financial Services, Inc. (BB-/B1)(d)
	1,690,000	5.375		10/15/25	1,732,250
	2,106,000	4.250		02/15/29	2,021,760
	2,802,000	5.750		09/15/31	2,823,015

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
The Charles Schwab Corp. (BBB/Baa2)(b) (10 Year CMT + 3.079%)
$2,180,000	4.000%	12/31/99	$ 2,199,598
(5 Year CMT + 4.971%)
1,658,000	5.375	12/31/99	1,808,447
United Wholesale Mortgage LLC (NR/Ba3)(d)
5,850,000	5.500	04/15/29	5,718,375
1,955,000	5.500	11/15/25	2,001,431

			115,260,616

Electrical – 1.0%
Calpine Corp. (B+/B2)(d)
2,907,000	5.125	03/15/28	2,936,070
Calpine Corp. (BB+/Ba2)(d)
1,019,000	5.250	06/01/26	1,045,749
4,614,000	3.750	03/01/31	4,440,975
Edison International (BB+/Ba2)(b) (5 Year CMT + 4.698%)
2,175,000	5.375	12/31/99	2,278,312
Leeward Renewable Energy Operations LLC (NR/Ba3)(d)
1,110,000	4.250	07/01/29	1,119,713
NRG Energy, Inc. (BB+/Ba2)(d)
1,560,000	3.375	02/15/29	1,526,850
883,000	5.250	06/15/29	938,188
Pike Corp. (CCC+/B3)(d)
2,833,000	5.500	09/01/28	2,840,082
Talen Energy Supply LLC (B+/B1)(d)
3,341,000	7.250	05/15/27	2,956,785
Vistra Operations Co. LLC (BB/Ba2)(d)
2,136,000	5.000	07/31/27	2,210,760

			22,293,484

Electrical Components & Equipment(d) – 0.1%
Wesco Distribution, Inc. (BB-/B1)
2,015,000	7.125	06/15/25	2,130,863

Electronics(d) – 0.5%
Atkore, Inc. (BB-/Ba3)
2,593,000	4.250	06/01/31	2,664,307
II-VI, Inc. (B+/B2)
855,000	5.000	12/15/29	876,375
Sensata Technologies B.V. (BB+/Ba3)
1,014,000	5.000	10/01/25	1,098,923
1,135,000	4.000	04/15/29	1,156,281

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electronics(d) – (continued)
Sensata Technologies, Inc. (BB+/Ba3)
	$3,389,000	4.375%		02/15/30	$ 3,588,104
	1,519,000	3.750		02/15/31	1,509,506

					10,893,496

Engineering & Construction(d) – 0.5%
Global Infrastructure Solutions, Inc. (BB-/B1)
	4,213,000	5.625		06/01/29	4,318,325
KBR, Inc. (BB-/Ba3)
	2,613,000	4.750		09/30/28	2,665,260
MasTec, Inc. (BB+/Baa3)
	3,888,000	4.500		08/15/28	4,033,800

					11,017,385

Entertainment – 2.4%
Allen Media LLC/Allen Media Co-Issuer, Inc. (B-/Caa1)(d)
	3,789,000	10.500		02/15/28	3,973,714
Banijay Group SAS (CCC+/Caa1)(d)
EUR	1,275,000	6.500		03/01/26	1,507,299
Caesars Entertainment, Inc. (B/B1)(d)
	$1,846,000	6.250		07/01/25	1,931,377
Caesars Entertainment, Inc. (CCC+/Caa1)(d)
	3,413,000	8.125		07/01/27	3,771,365
	2,220,000	4.625		10/15/29	2,228,325
Caesars Resort Collection LLC/CRC Finco, Inc. (B+/B1)(d)
	1,815,000	5.750		07/01/25	1,894,406
Cinemark USA, Inc. (B/Caa1)(d)
	1,925,000	5.250		07/15/28	1,872,063
Everi Holdings, Inc. (B/B3)(d)
	440,000	5.000		07/15/29	446,600
International Game Technology PLC (BB/Ba3)(d)
	2,556,000	5.250		01/15/29	2,702,970
Lions Gate Capital Holdings LLC (CCC+/B3)(d)
	3,735,000	5.500		04/15/29	3,781,687
Motion Bondco DAC (CCC/Caa2)(d)(e)
	2,235,000	6.625		11/15/27	2,262,938
Penn National Gaming, Inc. (B+/B3)(d)
	2,770,000	4.125		07/01/29	2,686,900
Pinewood Finance Co. Ltd. (BB/NR)
GBP	2,125,000	3.250	(d)	09/30/25	2,879,314
	1,525,000	3.250		09/30/25	2,066,331

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment – (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (CCC+/B3)(d)
$2,595,000	5.625%	09/01/29	$ 2,575,538
2,595,000	5.875	09/01/31	2,588,513
Scientific Games International, Inc. (B-/Caa2)(d)
2,891,000	8.250	03/15/26	3,046,391
SeaWorld Parks & Entertainment, Inc. (B-/Caa1)(d)
4,150,000	5.250	08/15/29	4,227,812
Six Flags Theme Parks, Inc. (BB-/Ba2)(d)
1,669,000	7.000	07/01/25	1,779,571
WMG Acquisition Corp. (BB+/Ba3)(d)
1,200,000	3.875	07/15/30	1,215,000
2,922,000	3.000	02/15/31	2,801,467

			52,239,581

Environmental(d) – 0.3%
GFL Environmental, Inc. (B-/B3)
2,216,000	4.000	08/01/28	2,185,530
1,822,000	4.750	06/15/29	1,840,220
GFL Environmental, Inc. (BB-/Ba3)
3,460,000	3.500	09/01/28	3,425,400

			7,451,150

Food & Drug Retailing – 3.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC (BB/Ba3)(d)
3,744,000	3.500	03/15/29	3,748,680
3,232,000	4.625	01/15/27	3,401,680
3,926,000	5.875	02/15/28	4,151,745
B&G Foods, Inc. (B/B2)
3,331,000	5.250	04/01/25	3,401,784
229,000	5.250	09/15/27	236,729
Chobani LLC/Chobani Finance Corp., Inc. (CCC/Caa2)(d)
3,079,000	7.500	04/15/25	3,167,521
H-Food Holdings LLC/Hearthside Finance Co., Inc. (CCC/Caa2)(d)
2,546,000	8.500	06/01/26	2,552,365

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Kraft Heinz Foods Co. (BB+/Baa3)
$7,649,000	3.000%	06/01/26	$ 8,002,292
1,782,000	3.875	05/15/27	1,918,875
4,726,000	4.625	10/01/39	5,514,207
3,993,000	4.375	06/01/46	4,664,694
6,579,000	4.875	10/01/49	8,212,914
New Albertsons LP (B+/WR)
3,100,000	7.450	08/01/29	3,588,250
Performance Food Group, Inc. (B+/B2)(d)
2,330,000	4.250	08/01/29	2,300,875
Post Holdings, Inc. (B+/B2)(d)
4,823,000	5.750	03/01/27	4,979,748
4,003,000	5.625	01/15/28	4,238,176
588,000	5.500	12/15/29	617,400
3,980,000	4.625	04/15/30	4,029,750
2,736,000	4.500	09/15/31	2,715,480
Sigma Holdco B.V. (CCC+/Caa1)(d)(e)
2,350,000	7.875	05/15/26	2,264,813
United Natural Foods, Inc. (B-/B2)(d)
2,328,000	6.750	10/15/28	2,490,960
US Foods, Inc. (B+/B3)(d)
2,135,000	4.750	02/15/29	2,169,693
2,245,000	4.625	06/01/30	2,267,450
US Foods, Inc. (BB/B1)(d)
1,931,000	6.250	04/15/25	2,010,654

			82,646,735

Forest Products&Paper – 0.3%
Glatfelter Corp. (BB/Ba2)(d)
2,185,000	4.750	11/15/29	2,253,281
Mercer International, Inc. (B+/Ba3)
2,248,000	5.500	01/15/26	2,281,720
2,253,000	5.125	02/01/29	2,298,060

			6,833,061

Gaming – 0.9%
Boyd Gaming Corp. (B/Caa1)(d)
339,000	8.625	06/01/25	362,306
1,630,000	4.750	06/15/31	1,666,675
MGM China Holdings Ltd. (B+/Ba3)(d)
2,126,000	5.250	06/18/25	2,099,159

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Gaming – (continued)
MGM Resorts International (B+/Ba3)
	$2,506,000	7.750%	03/15/22	$ 2,537,325
	3,546,000	6.000	03/15/23	3,714,435
	5,509,000	5.500	04/15/27	5,908,403
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (B+/B2)(d)
	2,292,000	5.500	03/01/25	2,372,220

				18,660,523

Gas – 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
	7,393,000	5.750	05/20/27	8,206,230

Healthcare Providers & Services – 2.9%
Catalent Pharma Solutions, Inc. (BB-/B1)(d)(e)
	1,415,000	3.500	04/01/30	1,393,775
Centene Corp. (BBB-/Ba1)
	2,379,000	2.450	07/15/28	2,353,283
	1,712,000	4.625	12/15/29	1,847,590
	4,825,000	3.375	02/15/30	4,928,255
	4,574,000	2.500	03/01/31	4,452,469
	911,000	2.625	08/01/31	896,178
CHS/Community Health Systems, Inc. (B/B2)(d)
	3,843,000	8.000	03/15/26	4,030,346
	4,019,000	5.625	03/15/27	4,240,045
CHS/Community Health Systems, Inc. (CCC/Caa2)(d)
	1,725,000	6.125	04/01/30	1,712,062
DaVita, Inc. (B+/Ba3)(d)
	3,056,000	4.625	06/01/30	3,128,580
	3,521,000	3.750	02/15/31	3,410,969
Global Medical Response, Inc. (B/B2)(d)
	3,404,000	6.500	10/01/25	3,438,040
HCA, Inc. (BB-/Baa3)
	717,000	5.875	05/01/23	758,228
	1,896,000	5.375	02/01/25	2,076,120
	6,628,000	3.500	09/01/30	6,975,970
Laboratoire Eimer Selas (CCC+/Caa1)(d)
EUR	600,000	5.000	02/01/29	690,648

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. (CCC+/Caa1)(d)
$2,871,000	9.750%		12/01/26	$ 3,021,727
Tenet Healthcare Corp. (B+/B1)
994,000	4.625		07/15/24	1,005,183
2,634,000	7.500	(d)	04/01/25	2,765,700
4,097,000	4.625	(d)	06/15/28	4,209,667
3,270,000	4.250	(d)	06/01/29	3,310,875
Tenet Healthcare Corp. (CCC+/B1)(d)
585,000	6.250		02/01/27	604,013

				61,249,723

Home Builders – 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (B+/B2)(d)
1,645,000	5.000		06/15/29	1,647,056
1,031,000	4.875		02/15/30	1,059,353
LGI Homes, Inc. (BB-/Ba2)(d)
3,681,000	4.000		07/15/29	3,667,196
Thor Industries, Inc. (BB-/B1)(d)(e)
5,540,000	4.000		10/15/29	5,491,525
Tri Pointe Homes, Inc. (BB-/Ba2)
1,863,000	5.250		06/01/27	2,000,396
1,436,000	5.700		06/15/28	1,583,190

				15,448,716

Home Furnishings(d) – 0.1%
Tempur Sealy International, Inc. (BB+/Ba2)
2,130,000	4.000		04/15/29	2,164,613

				2,164,613

Household Products – 0.4%
Central Garden & Pet Co. (BB/B1)
2,307,000	4.125		10/15/30	2,324,303
1,000,000	4.125	(d)	04/30/31	1,003,750
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (CCC/Caa2)(d)
2,397,000	7.000		12/31/27	2,277,150
Spectrum Brands, Inc. (B/B2)
149,000	5.750		07/15/25	152,166
3,719,000	3.875	(d)	03/15/31	3,672,512

				9,429,881

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Housewares – 0.5%
CD&R Smokey Buyer, Inc. (B/B2)(d)
	$927,000	6.750%		07/15/25	$ 972,191
Newell Brands, Inc. (BB+/Ba1)
	1,017,000	4.875		06/01/25	1,104,717
	1,745,000	6.000		04/01/46	2,216,150
SWF Escrow Issuer Corp. (CCC/Caa2)(d)
	3,360,000	6.500		10/01/29	3,217,200
The Scotts Miracle-Gro Co. (B+/Ba3)(d)
	2,536,000	4.000		04/01/31	2,510,640

					10,020,898

Insurance(d) – 1.1%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
	7,023,000	4.250		02/15/29	6,812,310
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
	1,390,000	7.000		11/15/25	1,393,475
	1,140,000	6.000		08/01/29	1,117,200
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (CCC+/Caa2)
	8,438,000	6.750		10/15/27	8,712,235
GTCR AP Finance, Inc. (CCC+/Caa2)
	1,398,000	8.000		05/15/27	1,443,435
HUB International Ltd. (CCC+/Caa2)
	2,516,000	7.000		05/01/26	2,582,045
USI, Inc. (CCC+/Caa2)
	2,448,000	6.875		05/01/25	2,469,420

					24,530,120

Internet – 2.0%
Adevinta ASA (BB-/Ba3)
EUR	375,000	3.000	(d)	11/15/27	437,474
	475,000	3.000		11/15/27	554,134
ANGI Group LLC (B+/Ba3)(d)
	$3,624,000	3.875		08/15/28	3,542,460
Cars.com, Inc. (B+/B3)(d)
	3,260,000	6.375		11/01/28	3,463,750

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Endure Digital, Inc. (CCC+/Caa2)(d)
	$4,281,000	6.000%		02/15/29	$ 3,981,330
Getty Images, Inc. (CCC+/Caa2)(d)
	3,068,000	9.750		03/01/27	3,252,080
GrubHub Holdings, Inc. (BB-/B3)(d)
	4,061,000	5.500		07/01/27	4,010,237
ION Trading Technologies Sarl (B/B3)(d)
	2,087,000	5.750		05/15/28	2,149,610
Match Group Holdings II LLC (BB/Ba3)(d)
	2,033,000	4.625		06/01/28	2,104,155
	2,269,000	3.625		10/01/31	2,200,930
Netflix, Inc. (BBB/Ba1)(d)
	1,643,000	3.625		06/15/25	1,735,583
Twitter, Inc. (BB+/Ba2)(d)
	2,881,000	3.875		12/15/27	2,996,240
Uber Technologies, Inc. (B-/B3)(d)
	6,408,000	7.500		05/15/25	6,752,430
	219,000	8.000		11/01/26	233,235
	712,000	6.250		01/15/28	761,840
	2,990,000	4.500		08/15/29	3,049,800
United Group BV (B/B2)(d)
EUR	1,550,000	4.625		08/15/28	1,761,038

					42,986,326

Leisure Time – 1.9%
Carnival Corp. (B/B2)(d)
	$1,034,000	7.625		03/01/26	1,077,945
	5,106,000	5.750		03/01/27	5,106,000
	1,375,000	6.000		05/01/29	1,364,688
Carnival Corp. (BB-/B1)
EUR	1,000,000	10.125		02/01/26	1,286,220
	$1,327,000	9.875	(d)	08/01/27	1,502,827
MajorDrive Holdings IV LLC (CCC+/Caa2)(d)
	6,893,000	6.375		06/01/29	6,643,129
NCL Corp. Ltd. (B+/B1)(d)
	1,802,000	10.250		02/01/26	2,076,805
NCL Corp. Ltd. (B-/Caa1)(d)
	2,269,000	3.625		12/15/24	2,155,550

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time – (continued)
NCL Corp., Ltd. (B-/Caa1)(d)
	$5,222,000	5.875%		03/15/26	$ 5,195,890
Peloton Interactive, Inc. (NR/NR)(d)(f)
	3,250,000	0.000		02/15/26	2,754,375
Royal Caribbean Cruises Ltd. (B/B2)(d)
	4,540,000	4.250		07/01/26	4,398,125
	3,280,000	5.500		08/31/26	3,316,900
Royal Caribbean Cruises Ltd. (B+/B2)(d)
	1,575,000	9.125		06/15/23	1,669,500
Royal Caribbean Cruises Ltd. (BB-/Ba2)(d)
	1,222,000	10.875		06/01/23	1,333,508
TUI Cruises GmbH (NR/Caa2)(d)(e)
EUR	575,000	6.500		05/15/26	648,647

					40,530,109

Lodging – 1.2%
Hilton Domestic Operating Co., Inc. (BB/Ba2)
	$1,205,000	5.375	(d)	05/01/25	1,247,175
	1,560,000	5.750	(d)	05/01/28	1,659,450
	1,922,000	4.875		01/15/30	2,054,137
	1,460,000	4.000	(d)	05/01/31	1,485,550
	2,295,000	3.625	(d)	02/15/32	2,274,919
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B-/B2)(d)
	3,415,000	5.000		06/01/29	3,500,375
	2,913,000	4.875		07/01/31	2,923,924
Marriott Ownership Resorts, Inc. (B/B1)(d)
	2,585,000	4.500		06/15/29	2,594,694
Travel + Leisure Co. (BB-/Ba3)(d)
	1,440,000	6.625		07/31/26	1,587,600
	2,610,000	4.500		12/01/29	2,610,000
	3,287,000	4.625		03/01/30	3,295,217

					25,233,041

Machinery - Construction & Mining(d) – 0.3%
The Manitowoc Co., Inc. (B/B3)
	4,355,000	9.000		04/01/26	4,605,413

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery - Construction & Mining(d) – (continued)
Vertiv Group Corp. (BB-/B1)
	$2,136,000	4.125%		11/15/28	$ 2,144,010

					6,749,423

Machinery-Diversified(d) – 0.5%
Husky III Holding Ltd. (CCC/Caa2)(g)(PIK 13.750%, Cash 13.000%)
	2,548,000	13.000		02/15/25	2,694,510
Mueller Water Products, Inc. (BB/Ba1)
	3,183,000	4.000		06/15/29	3,222,787
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC/Caa2)
	2,414,000	7.750		04/15/26	2,450,210
TK Elevator Holdco GmbH (CCC+/Caa1)
	1,677,000	7.625		07/15/28	1,790,198

					10,157,705

Media – 6.2%
Altice Financing SA (B/B2)(d)
	3,275,000	5.000		01/15/28	3,176,750
EUR	2,425,000	4.250		08/15/29	2,694,822
Altice Finco SA (CCC+/Caa1)
	1,800,000	4.750		01/15/28	1,945,010
Audacy Capital Corp. (B-/B3)(d)
	$2,300,000	6.500		05/01/27	2,242,500
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(d)
	2,731,000	4.750		03/01/30	2,847,067
	1,756,000	4.500		08/15/30	1,799,900
	15,352,000	4.250		02/01/31	15,505,520
CSC Holdings LLC (B+/B3)
	10,000	5.250		06/01/24	10,425
	1,142,000	5.750	(d)	01/15/30	1,137,718
	17,083,000	4.625	(d)	12/01/30	16,164,789
CSC Holdings LLC (BB/Ba3)(d)
	4,070,000	5.500		04/15/27	4,202,275
	4,119,000	3.375		02/15/31	3,856,414
Diamond Sports Group LLC/Diamond Sports Finance Co. (CC/Ca)(d)(e)
	9,017,000	6.625		08/15/27	2,547,302
DIRECTV Financing LLC/Directv Financing Co, Inc. (BB/Ba3)(d)
	3,040,000	5.875		08/15/27	3,108,400

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
DISH DBS Corp. (B+/Ba3)(d)
$3,440,000	5.250%		12/01/26	$ 3,491,600
DISH DBS Corp. (B-/B3)
5,735,000	5.000		03/15/23	5,871,206
224,000	5.875		11/15/24	229,880
2,034,000	7.750		07/01/26	2,145,870
1,715,000	5.125		06/01/29	1,560,650
Gray Escrow II, Inc. (B/B3)(d)(e)
5,325,000	5.375		11/15/31	5,471,437
Gray Television, Inc. (B/B3)(d)
2,108,000	7.000		05/15/27	2,247,655
iHeartCommunications, Inc. (B+/B1)(d)
1,024,000	4.750		01/15/28	1,029,120
iHeartCommunications, Inc. (CCC+/Caa1)
2,045,000	8.375		05/01/27	2,157,475
McGraw-Hill Education, Inc (CCC/NR)(d)
5,700,000	8.000		08/01/29	5,643,000
News Corp. (BB+/Ba2)(d)
1,690,000	3.875		05/15/29	1,704,788
Sinclair Television Group, Inc. (B+/Ba2)(d)
3,102,000	4.125		12/01/30	2,931,390
Sinclair Television Group, Inc. (CCC+/B2)(d)(e)
224,000	5.500		03/01/30	217,280
Sirius XM Radio, Inc. (BB/Ba3)(d)
1,520,000	3.125		09/01/26	1,516,200
3,359,000	5.000		08/01/27	3,480,764
850,000	4.000		07/15/28	854,250
2,784,000	4.125		07/01/30	2,790,960
1,037,000	3.875		09/01/31	1,014,964
TEGNA, Inc. (BB/Ba3)
742,000	4.750	(d)	03/15/26	773,535
3,365,000	4.625		03/15/28	3,398,650
Univision Communications, Inc. (B/B2)(d)
234,000	5.125		02/15/25	236,340
Univision Communications, Inc. (B+/B1)(d)
4,345,000	4.500		05/01/29	4,388,450
Urban One, Inc. (B-/B3)(d)
3,109,000	7.375		02/01/28	3,202,270

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Virgin Media Finance PLC (B/B2)(d)
	$3,950,000	5.000%		07/15/30	$ 3,925,312
Virgin Media Secured Finance PLC (BB-/Ba3)(d)
	2,150,000	5.500		05/15/29	2,260,187
Virgin Media Vendor Financing Notes IV DAC (B/B2)(d)
	1,850,000	5.000		07/15/28	1,856,938
Ziggo B.V. (B+/B1)(d)
	2,122,000	4.875		01/15/30	2,172,397
Ziggo Bond Co. B.V. (B-/B3)
EUR	1,725,000	3.375		02/28/30	1,913,538
	2,175,000	3.375	(d)	02/28/30	2,412,721
	$1,725,000	5.125	(d)	02/28/30	1,737,938

					133,875,657

Metal Fabricate/Hardware(d) – 0.0%
Roller Bearing Co of America, Inc. (B+/B2)
	142,000	4.375		10/15/29	144,840

Mining – 0.7%
Constellium SE (B/B2)(d)
	937,000	5.875		02/15/26	945,199
	2,200,000	3.750		04/15/29	2,156,000
Freeport-McMoRan, Inc. (BB+/Baa3)
	2,916,000	4.375		08/01/28	3,058,155
	288,000	5.400		11/14/34	351,000
Novelis Corp. (BB/B1)(d)
	7,113,000	4.750		01/30/30	7,477,541

					13,987,895

Miscellaneous Manufacturing – 0.4%
Bombardier, Inc. (CCC+/Caa1)(d)
	2,375,000	7.500		12/01/24	2,464,062
Hillenbrand, Inc. (BB+/Ba1)
	649,000	5.750		06/15/25	680,639
	4,364,000	3.750		03/01/31	4,364,000

					7,508,701

Office(d) – 0.2%
Xerox Holdings Corp. (BB/Ba1)
	5,077,000	5.000		08/15/25	5,343,543

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 6.8%
Antero Resources Corp. (BB/Ba3)
$3,235,000	5.000%		03/01/25	$ 3,291,612
Apache Corp. (BB+/Ba1)
878,000	4.625		11/15/25	939,460
2,195,000	4.250		01/15/30	2,370,600
Berry Petroleum Co. LLC (B/B3)(d)
2,916,000	7.000		02/15/26	2,901,420
California Resources Corp. (BB-/B2)(d)
2,565,000	7.125		02/01/26	2,667,600
Cenovus Energy, Inc. (BBB-/Baa3)
1,186,000	5.375		07/15/25	1,311,669
Civitas Resources, Inc (BB-/B1)(d)
1,000,000	5.000		10/15/26	1,010,000
CNX Resources Corp. (BB-/B1)(d)
2,000,000	7.250		03/14/27	2,115,000
CrownRock LP/CrownRock Finance, Inc. (BB-/B2)(d)
3,248,000	5.625		10/15/25	3,329,200
1,035,000	5.000		05/01/29	1,073,813
EQT Corp. (BB+/Ba1)
2,048,000	3.000	(e)	10/01/22	2,063,360
2,341,000	6.625		02/01/25	2,633,625
1,475,000	5.000		01/15/29	1,633,562
3,505,000	3.625	(d)(e)	05/15/31	3,640,819
Laredo Petroleum, Inc. (B/B3)
6,080,000	9.500		01/15/25	6,277,600
MEG Energy Corp. (BB-/B3)(d)
3,838,000	7.125		02/01/27	4,082,672
Nabors Industries Ltd. (CCC-/Caa1)(d)
1,099,000	7.250		01/15/26	1,016,575
Nabors Industries, Inc. (B-/B3)(d)
2,848,000	9.000	(e)	02/01/25	2,954,800
3,360,000	7.375		05/15/27	3,460,800
Noble Finance Co. (NR/NR)(g) (PIK 15.000%, Cash 11.000%)
63,401	11.000	(d)	02/15/28	69,741
(PIK 15.000%, Cash 11.000%)
1,004,220	11.000	(e)	02/15/28	1,104,642

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Occidental Petroleum Corp. (BB/Ba2)
$5,954,000	8.000%		07/15/25	$ 6,921,525
2,926,000	5.875		09/01/25	3,225,915
775,000	5.500		12/01/25	856,375
6,402,000	6.450		09/15/36	8,162,550
11,921,000	4.400		04/15/46	12,189,222
4,040,000	4.200		03/15/48	4,009,700
3,235,000	4.400		08/15/49	3,271,394
Range Resources Corp. (BB-/B1)
2,130,000	4.875		05/15/25	2,204,550
Range Resources Corp. (NR/B1)
4,397,000	5.000		03/15/23	4,484,940
SM Energy Co. (B/B3)(e)
875,000	6.500		07/15/28	907,813
SM Energy Co. (B+/B1)(d)
1,256,000	10.000		01/15/25	1,384,740
Southwestern Energy Co. (BB/NR)
5,358,000	5.375		02/01/29	5,679,480
Southwestern Energy Co. (BB/Ba3)
2,643,000	7.750	(e)	10/01/27	2,847,832
1,160,000	5.375		03/15/30	1,241,200
525,000	4.750		02/01/32	552,563
Sunoco LP/Sunoco Finance Corp. (BB-/B1)
317,000	6.000		04/15/27	329,680
1,458,000	4.500		05/15/29	1,472,580
Sunoco LP/Sunoco Finance Corp. (BB-/B1)(d)
5,415,000	4.500		04/30/30	5,523,300
TechnipFMC PLC (BB+/Ba1)(d)
2,737,000	6.500		02/01/26	2,918,326
Transocean Poseidon Ltd. (B-/Caa1)(d)
3,105,000	6.875		02/01/27	2,996,325
Transocean, Inc. (CCC+/Ca)(d)
8,056,000	7.500		01/15/26	6,001,720
Transocean, Inc. (CCC+/Caa3)(d)
10,413,000	11.500		01/30/27	10,204,740
USA Compression Partners LP/USA Compression Finance Corp. (B+/B3)
7,569,000	6.875		04/01/26	7,871,760
Valaris Ltd. (NR/B3)(g) (PIK 12.000%, Cash 8.250%)
418,000	8.250	(d)(e)	04/30/28	438,900

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Valaris Ltd. (NR/B3)(g) – (continued)
(PIK 12.000%, Cash 8.250%)
	$330,000	8.250%		04/30/28	$ 346,500

					145,992,200

Packaging – 2.7%
ARD Finance SA (B-/Caa3)(g) (PIK 5.750%, Cash 5.000%)
EUR	3,125,000	5.000		06/30/27	3,647,575
(PIK 7.250%, Cash 6.500%)
	$3,425,000	6.500	(d)	06/30/27	3,519,188
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (B+/B3)(d)
	6,043,000	4.000		09/01/29	5,982,570
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (BB/Ba2)(d)
	625,000	3.250		09/01/28	615,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B-/Caa1)(d)
	12,625,000	5.250		08/15/27	12,751,250
Berry Global, Inc. (BB/Ba2)(d)
	1,935,000	5.625		07/15/27	2,019,656
Flex Acquisition Co., Inc. (CCC+/Caa2)(d)
	2,360,000	6.875		01/15/25	2,360,000
	229,000	7.875		07/15/26	237,874
Kleopatra Finco Sarl (B/B2)(e)
EUR	1,986,000	4.250		03/01/26	2,179,888
Kleopatra Holdings 2 SCA (CCC+/Caa2)
	2,825,000	6.500	(d)	09/01/26	2,933,102
	1,900,000	6.500		09/01/26	1,972,706
LABL, Inc. (CCC+/Caa2)(d)
	$4,030,000	10.500		07/15/27	4,226,462
Mauser Packaging Solutions Holding Co. (CCC/Caa3)(d)
	4,002,000	7.250		04/15/25	3,986,992
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. (B+/B1)(d)
	3,542,000	4.000		10/15/27	3,435,740
Pactiv LLC (B-/Caa1)
	1,965,000	8.375		04/15/27	2,181,150
Trident TPI Holdings, Inc. (CCC+/Caa2)(d)
	3,196,000	6.625		11/01/25	3,203,990
TriMas Corp. (BB-/Ba3)(d)
	2,865,000	4.125		04/15/29	2,868,581

					58,122,349

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – 2.9%
180 Medical, Inc. (BB+/Ba2)(d)
$200,000	3.875%	10/15/29	$ 202,250
AdaptHealth LLC (B/B1)(d)
961,000	6.125	08/01/28	1,016,258
1,565,000	5.125	03/01/30	1,574,781
Bausch Health Americas, Inc. (B/B3)(d)
13,714,000	9.250	04/01/26	14,468,270
Bausch Health Cos., Inc. (B/B3)(d)
4,851,000	6.125	04/15/25	4,935,892
2,531,000	5.000	01/30/28	2,353,830
5,343,000	6.250	02/15/29	5,075,850
2,531,000	5.250	01/30/30	2,227,280
2,873,000	5.250	02/15/31	2,528,240
Bausch Health Cos., Inc. (BB/Ba2)(d)
454,000	5.500	11/01/25	459,675
Cheplapharm Arzneimittel GmbH (B/B2)(d)
1,694,000	5.500	01/15/28	1,708,822
Herbalife Nutrition Ltd./HLF Financing, Inc. (BB-/B1)(d)
1,373,000	7.875	09/01/25	1,462,245
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)(d)
3,648,000	4.875	06/01/29	3,547,680
Option Care Health, Inc. (B-/B3)(d)
1,444,000	4.375	10/31/29	1,444,000
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB-/B1)(d)
5,380,000	5.125	04/30/31	5,608,650
Par Pharmaceutical, Inc. (B-/B3)(d)(e)
6,483,000	7.500	04/01/27	6,612,660
Perrigo Finance Unlimited Co. (BB/Ba1)
3,235,000	3.900	06/15/30	3,271,394
Prestige Brands, Inc. (BB-/B2)(d)
1,512,000	5.125	01/15/28	1,574,370
2,014,000	3.750	04/01/31	1,948,545

			62,020,692

Pipelines – 5.1%
Buckeye Partners LP (BB/B1)
600,000	4.350	10/15/24	625,500
6,042,000	3.950	12/01/26	6,140,182

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Buckeye Partners LP (BB/B1) – (continued)
$839,000	4.125%		12/01/27	$ 862,073
1,534,000	4.500	(d)	03/01/28	1,539,753
Cheniere Energy Partners LP (BB/Ba2)
2,755,000	4.500		10/01/29	2,940,963
4,394,000	4.000		03/01/31	4,635,670
2,345,000	3.250	(d)	01/31/32	2,362,588
Cheniere Energy, Inc. (BB/Ba3)
3,194,000	4.625		10/15/28	3,369,670
CNX Midstream Partners LP (BB-/B1)(d)
890,000	4.750		04/15/30	887,775
CQP Holdco LP/BIP-V Chinook Holdco LLC (B/B2)(d)
3,165,000	5.500		06/15/31	3,299,512
DCP Midstream Operating LP (BB+/Ba1)
4,965,000	5.375		07/15/25	5,424,262
497,000	5.625		07/15/27	564,095
DT Midstream, Inc. (BB+/Ba2)(d)
3,150,000	4.375		06/15/31	3,283,875
EnLink Midstream LLC (BB+/Ba2)
2,063,000	5.625	(d)	01/15/28	2,142,941
2,429,000	5.375		06/01/29	2,501,870
EnLink Midstream Partners LP (BB+/Ba2)
2,268,000	4.400		04/01/24	2,372,895
EQM Midstream Partners LP (BB-/Ba3)
1,980,000	4.000		08/01/24	2,054,250
Genesis Energy LP/Genesis Energy Finance Corp. (B/B2)
3,496,000	5.625		06/15/24	3,478,520
4,984,000	8.000		01/15/27	5,121,060
Global Partners LP/GLP Finance Corp. (B+/B2)
2,897,000	7.000		08/01/27	2,998,395
1,736,000	6.875		01/15/29	1,805,440
Howard Midstream Energy Partners LLC (B/B3)(d)
3,345,000	6.750		01/15/27	3,403,537
ITT Holdings LLC (B/B2)(d)
1,000,000	6.500		08/01/29	987,500
NGL Energy Operating LLC/NGL Energy Finance Corp. (BB-/B1)(d)
3,326,000	7.500		02/01/26	3,425,780

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
NuStar Logistics LP (BB-/Ba3)
	$2,721,000	5.750%		10/01/25	$ 2,911,470
	3,336,000	5.625		04/28/27	3,527,820
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (B-/Caa2)
	7,726,000	5.750		04/15/25	6,992,030
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (BB-/B3)(d)
	2,390,000	8.500		10/15/26	2,455,725
Summit Midstream Partners LP (D/Caa3)(b)(h)(3M USD LIBOR + 7.430%)
	8,662,000	9.500		12/31/99	6,366,570
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)(d)
	2,500,000	7.500		10/01/25	2,712,500
	3,063,000	6.000		12/31/30	3,063,000
	3,675,000	6.000		09/01/31	3,638,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB+/Ba1)
	1,819,000	5.875		04/15/26	1,889,486
	1,765,000	6.500		07/15/27	1,888,550
	4,487,000	4.000	(d)	01/15/32	4,688,915
Western Midstream Operating LP (BB+/Ba2)
	2,175,000	5.300		02/01/30	2,392,500

					108,754,922

Real Estate – 0.7%
ADLER Real Estate AG (BB-/NR)
EUR	2,000,000	1.875		04/27/23	2,138,945
Kennedy-Wilson, Inc. (BB/B1)
	$3,195,000	4.750		02/01/30	3,234,937
	1,514,000	5.000		03/01/31	1,559,420
Realogy Group LLC/Realogy Co-Issuer Corp. (B+/B2)(d)
	1,319,000	4.875		06/01/23	1,355,273
	1,872,000	9.375		04/01/27	2,028,780
Realogy Group LLC/Realogy Co-Issuer Corp. (BB+/Ba3)(d)
	754,000	7.625		06/15/25	800,183
Redfin Corp. (NR/NR)(d)
	2,115,000	0.500		04/01/27	1,715,476
The Howard Hughes Corp. (BB-/Ba3)(d)
	980,000	4.125		02/01/29	992,250
	980,000	4.375		02/01/31	991,025

					14,816,289

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – 1.7%
CTR Partnership LP/CareTrust Capital Corp. (BB+/Ba2)(d)
	$2,731,000	3.875%		06/30/28	$ 2,807,402
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (BB-/B1)(d)
	3,043,000	4.625		06/15/25	3,240,795
	3,255,000	3.875		02/15/29	3,425,888
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
GBP	2,225,000	3.692		06/05/28	3,148,829
	$1,644,000	4.625		08/01/29	1,733,121
	4,565,000	3.500		03/15/31	4,616,356
SBA Communications Corp. (BB-/B1)(d)
	3,142,000	3.125		02/01/29	3,016,320
Service Properties Trust (B+/Ba2)
	2,829,000	4.350		10/01/24	2,785,329
	3,253,000	4.500		03/15/25	3,169,453
Service Properties Trust (BB/Ba1)
	1,493,000	7.500		09/15/25	1,611,816
Starwood Property Trust, Inc. (B+/Ba3)
	5,637,000	4.750		03/15/25	5,904,758

					35,460,067

Retailing – 5.9%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)(d)
	3,348,000	4.000		10/15/30	3,297,780
Arko Corp. (B-/B3)(d)
	2,940,000	5.125		11/15/29	2,826,075
Asbury Automotive Group, Inc. (BB/B1)
	288,000	4.500		03/01/28	293,040
	1,832,000	4.625	(d)	11/15/29	1,864,060
	185,000	4.750		03/01/30	188,700
	1,014,000	5.000	(d)	02/15/32	1,044,420
Beacon Roofing Supply, Inc. (B-/B2)(d)
	7,075,000	4.125		05/15/29	7,057,312
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC (B+/B1)(d)
	502,000	5.125		04/15/29	507,020

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Carvana Co. (CCC+/Caa2)(d)
	$4,106,000	5.625%	10/01/25	$ 4,106,000
	1,605,000	5.500	04/15/27	1,584,938
	4,500,000	4.875	09/01/29	4,286,250
Cracker Barrel Old Country Store, Inc. (NR/NR)(d)
	2,120,000	0.625	06/15/26	2,031,225
eG Global Finance PLC (B-/B3)(d)
	4,290,000	6.750	02/07/25	4,322,175
	2,210,000	8.500	10/30/25	2,292,875
Foot Locker, Inc. (BB+/Ba2)(d)(e)
	2,265,000	4.000	10/01/29	2,250,844
Foundation Building Materials, Inc. (CCC+/Caa1)(d)
	5,790,000	6.000	03/01/29	5,688,675
Group 1 Automotive, Inc. (BB+/Ba2)(d)
	2,208,000	4.000	08/15/28	2,202,480
GYP Holdings III Corp. (B/B2)(d)
	3,613,000	4.625	05/01/29	3,613,672
IRB Holding Corp. (B-/Caa1)(d)
	8,652,000	6.750	02/15/26	8,825,040
Ken Garff Automotive LLC (BB-/B1)(d)
	1,951,000	4.875	09/15/28	1,953,439
LCM Investments Holdings II LLC (BB-/B2)(d)
	5,325,000	4.875	05/01/29	5,444,812
Lithia Motors, Inc. (BB+/Ba2)(d)
	1,258,000	3.875	06/01/29	1,289,450
	853,000	4.375	01/15/31	911,644
Matalan Finance PLC (CCC+/B3)(e)
GBP	1,875,000	6.750	01/31/23	2,370,252
Murphy Oil USA, Inc. (BB+/Ba2)(d)
	$3,341,000	3.750	02/15/31	3,303,414
Nordstrom, Inc. (BB+/Ba1)(e)
	3,270,000	4.375	04/01/30	3,294,525
Park River Holdings, Inc. (CCC/Caa1)(d)
	2,910,000	5.625	02/01/29	2,782,687
Penske Automotive Group, Inc. (BB-/Ba3)
	3,097,000	3.500	09/01/25	3,170,554
	3,469,000	3.750	06/15/29	3,442,982
Rite Aid Corp. (CCC/B3)(d)
	145,000	7.500	07/01/25	147,900
	2,170,000	8.000	11/15/26	2,213,400

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Sonic Automotive, Inc. (BB-/B1)(d)
	$952,000	4.625%		11/15/29	$ 956,760
	1,095,000	4.875		11/15/31	1,100,475
SRS Distribution, Inc. (CCC/Caa2)(d)
	2,238,000	6.125		07/01/29	2,257,583
	5,520,000	6.000		12/01/29	5,547,600
Staples, Inc. (B/B2)(d)
	2,435,000	7.500		04/15/26	2,489,787
Staples, Inc. (CCC+/Caa1)(d)
	4,634,000	10.750		04/15/27	4,355,960
Stonegate Pub Co Financing 2019 PLC (NR/B3)(d)
GBP	1,750,000	8.250		07/31/25	2,403,390
Suburban Propane Partners LP/Suburban Energy Finance Corp. (BB-/B1)
	$2,121,000	5.875		03/01/27	2,192,584
	4,625,000	5.000	(d)	06/01/31	4,682,812
Superior Plus LP/Superior General Partner, Inc. (BB-/Ba3)(d)
	2,092,000	4.500		03/15/29	2,141,685
The Cheesecake Factory, Inc. (NR/NR)
	2,188,000	0.375		06/15/26	1,959,628
The Gap, Inc. (BB/Ba3)(d)
	715,000	3.625		10/01/29	707,850
	715,000	3.875		10/01/31	705,169
Yum! Brands, Inc. (BB-/Ba3)
	2,341,000	4.750	(d)	01/15/30	2,525,354
	4,248,000	3.625		03/15/31	4,226,760

					126,861,037

Semiconductors(d) – 0.5%
Amkor Technology, Inc. (BB/B1)
	3,403,000	6.625		09/15/27	3,594,419
MACOM Technology Solutions Holdings, Inc. (NR/NR)
	2,115,000	0.250		03/15/26	2,475,872
ON Semiconductor Corp. (BB/Ba2)
	2,117,000	3.875		09/01/28	2,169,925
Synaptics, Inc. (B+/Ba3)
	3,114,000	4.000		06/15/29	3,172,387

					11,412,603

Software(d) – 1.0%
Brunello Bidco SpA (B-/B3)
EUR	1,075,000	3.500		02/15/28	1,210,498

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(d) – (continued)
Castle US Holding Corp. (CCC/Caa2)
$1,700,000	9.500%	02/15/28	$ 1,776,500
Dropbox, Inc. (NR/NR)(f)
2,180,000	0.000	03/01/28	2,140,487
Elastic NV (B+/B1)
1,390,000	4.125	07/15/29	1,367,413
Open Text Corp. (BB/Ba2)
2,509,000	3.875	02/15/28	2,556,044
2,995,000	3.875	12/01/29	3,032,437
SS&C Technologies, Inc. (B+/B2)
2,950,000	5.500	09/30/27	3,082,750
The Dun & Bradstreet Corp. (B-/Caa1)
330,000	5.000	12/15/29	333,300
Ziff Davis, Inc (BB/Ba3)
4,653,000	4.625	10/15/30	4,763,509
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B/B3)
2,060,000	3.875	02/01/29	2,031,675

			22,294,613

Telecommunication Services – 4.2%
Altice France Holding SA (CCC+/Caa1)(d)
4,555,000	10.500	05/15/27	4,896,625
Altice France SA (B/B2)(d)
4,710,000	8.125	02/01/27	5,004,375
225,000	5.500	01/15/28	222,750
664,000	5.125	01/15/29	643,250
9,063,000	5.500	10/15/29	8,893,069
CommScope, Inc. (CCC+/B3)(d)
2,354,000	7.125	07/01/28	2,324,575
Frontier Communications Holdings LLC (B+/B3)(d)
3,130,000	5.875	10/15/27	3,309,975
Intelsat Jackson Holdings SA (NR/WR)(d)(h)
8,485,000	8.500	10/15/24	3,945,525
15,490,000	9.750	07/15/25	7,086,675
Intelsat Luxembourg SA (NR/WR)(h)
13,875,000	8.125	06/01/23	52,031
Intelsat SA (NR/NR)(h)
7,179,000	4.500	06/15/25	1,076,850

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Level 3 Financing, Inc. (BB/Ba3)(d)
	$4,651,000	4.625%		09/15/27	$ 4,749,834
	5,804,000	4.250		07/01/28	5,760,470
	2,024,000	3.625		01/15/29	1,927,860
Lorca Telecom Bondco SA (B/B1)(d)
EUR	2,555,000	4.000		09/18/27	2,958,957
Lumen Technologies, Inc. (BB-/B2)
	$2,414,000	6.875		01/15/28	2,685,575
	961,000	4.500	(d)	01/15/29	932,170
Nokia of America Corp. (NR/WR)
	5,200,000	6.450		03/15/29	5,668,000
Sprint Communications, Inc. (BB+/Ba2)
	3,338,000	6.000		11/15/22	3,463,175
Sprint Corp. (BB+/Ba2)
	1,886,000	7.875		09/15/23	2,074,600
	4,762,000	7.625		02/15/25	5,482,252
	2,836,000	7.625		03/01/26	3,392,565
Switch Ltd. (BB/B1)(d)
	1,593,000	4.125		06/15/29	1,628,842
T-Mobile USA, Inc. (BB+/Ba2)
	1,208,000	2.250		02/15/26	1,209,680
	1,313,000	2.625		04/15/26	1,321,917
	1,075,000	3.375	(d)	04/15/29	1,092,785
	1,214,000	2.875		02/15/31	1,194,273
Telecom Italia Capital SA (BB/Ba2)
	2,040,000	6.000		09/30/34	2,147,100
	3,746,000	7.200		07/18/36	4,289,170

					89,434,925

Toys/Games/Hobbies(d) – 0.3%
Mattel, Inc. (BB/Ba2)
	1,439,000	3.375		04/01/26	1,471,378
	1,515,000	5.875		12/15/27	1,626,731
	4,122,000	3.750		04/01/29	4,255,965

					7,354,074

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Water(d) – 0.3%
Solaris Midstream Holdings LLC (B/B3)
$ 5,705,000	7.625%	04/01/26	$ 6,004,513

			6,004,513

TOTAL CORPORATE OBLIGATIONS (Cost $1,850,409,261)			$1,877,606,784

Shares	Description	Value

Common Stocks – 0.3%
Auto Components – 0.0%
1,229	Lear Corp.	$ 224,845

Energy Equipment & Services(h) – 0.3%
20,783	Nabors Industries Ltd.	1,685,293
160,940	Nabors Industries Ltd.(e)	3,992,922
18,791	Valaris Ltd.	676,476

		6,354,691

TOTAL COMMON STOCKS (Cost $4,324,840)		$ 6,579,536

Shares	Dividend Rate	Value

Preferred Stocks – 0.1%
Banks – 0.1%
Bank of America Corp.
64,000	4.375%	$ 1,637,120

Units	Expiration Date	Value

Warrant(h) – 0.0%
Nabors Industries Ltd. (NR/NR)
4,575	06/11/26	$ 17,065
Noble Corp. (NR/NR)
2,298	02/05/28	26,427
2,298	02/05/28	22,405

TOTAL WARRANT		$ 65,897

Shares	Dividend Rate	Value

Investment Company(i) – 2.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
44,131,728	0.026%	$ 44,131,728
(Cost $44,131,728)

Shares	Description	Value

Exchange Traded Fund(e) – 0.7%
387,429	iShares Broad USD High Yield Corporate Bond ETF (NR/NR)	$ 15,958,201

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT (Cost $2,041,036,553)	$2,070,500,884

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(i) – 2.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares (NR/NR)
52,042,535	0.026%	$ 52,042,535
(Cost $52,042,535)

TOTAL INVESTMENTS – 98.9% (Cost $2,093,079,088)		$ 2,122,543,419

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		23,420,496

NET ASSETS – 100.0%		$ 2,145,963,915

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	All or a portion of security is on loan.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Pay-in-kind securities.

(h)	Security is currently in default and/or non-income producing.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
CP	— Commercial Paper
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Trident TPI Holdings, Inc. (B-/B2) due 09/15/28	$135,345	$135,458	$(378)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	12,070,344	GBP	8,765,217	01/21/22	$206,781

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BofA Securities LLC	USD	46,739,383	EUR	41,343,992	02/10/22	$(368,783)

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	62	03/22/22	$12,221,750	$65,025
2 Year U.S. Treasury Notes	361	03/31/22	78,760,047	(66,253)
5 Year U.S. Treasury Notes	409	03/31/22	49,479,414	(18,211)
10 Year U.S. Treasury Notes	842	03/22/22	109,854,688	822,782
20 Year U.S. Treasury Bonds	61	03/22/22	9,786,688	(87,803)

Total				$715,540

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(198)	03/22/22	(28,994,625)	(401,668)
5 Year German Euro-Bobl	(162)	03/08/22	(24,574,378)	205,734

Total				$(195,934)

TOTAL FUTURES CONTRACTS				$519,606

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Transocean, Inc.,8.000%, 02/01/2027	(1.000)%	16.238%	12/20/22	$1,075	$146,633	$85,464	$61,169
Protection Sold:
CDX.NA.HY Index 37	5.000	2.944	12/20/26	78,775	7,319,511	6,710,346	609,165
CDX.NA.HY Index 34	5.000	2.506	06/20/25	49,243	4,085,640	2,220,085	1,865,555

TOTAL					$11,551,784	$9,015,895	$2,535,889

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.HY Index 37	— CDX North America High Yield Index 37

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 85.9%
Advertising(b) – 1.1%
Advantage Sales & Marketing, Inc. (BB-/B2) (3M LIBOR + 4.500%)
$8,938,646	5.250%	10/28/27	$ 8,938,646
Clear Channel Outdoor Holdings, Inc. (B/B1) (3M LIBOR + 3.500%)
9,197,889	3.629	08/21/26	9,063,784
National CineMedia LLC (CCC+/B3) (1M LIBOR + 4.000%)
5,560,457	5.000	06/20/25	4,985,283
Red Ventures LLC (B+/B1) (1M LIBOR + 3.500%)
2,796,750	4.250	11/08/24	2,791,520
Terrier Media Buyer, Inc. (B+/B1) (1M LIBOR + 3.500%)
10,540,376	3.604	12/17/26	10,485,039

			36,264,272

Aerospace & Defense(b) – 1.1%
ADS Tactical, Inc. (B+/B3) (3M LIBOR + 5.750%)
12,245,982	6.750	03/19/26	12,115,930
Dynasty Acquisition Co., Inc. (B-/Caa1)
(3M LIBOR + 3.500%)
9,488,525	3.724	04/06/26	9,217,533
(3M LIBOR + 3.500%)
4,227,232	3.724	04/06/26	4,106,502
Spirit Aerosystems, Inc. (BB-/Ba2) (1M LIBOR + 3.750%)
5,007,493	4.250	01/15/25	5,008,745
TransDigm, Inc. (B+/Ba3)
(1M LIBOR + 2.250%)
2,018,239	2.354	08/22/24	1,993,859
(1M LIBOR + 2.250%)
4,909,798	2.354	12/09/25	4,838,017

			37,280,586

Airlines(b) – 1.9%
AAdvantage Loyalty IP Ltd. (NR/Ba2) (3M LIBOR + 4.750%)
14,300,000	5.500	04/20/28	14,792,778
Air Canada (BB-/Ba2) (3M LIBOR + 3.500%)
6,650,000	4.250	08/11/28	6,622,669
Allegiant Travel Co. (BB-/Ba3) (3M LIBOR + 3.000%)
8,470,226	3.158	02/05/24	8,408,816
American Airlines, Inc. (B-/Ba3) (1M LIBOR + 1.750%)
8,801,000	1.852	01/29/27	8,264,139
Kestrel Bidco, Inc. (B-/B2) (6M LIBOR + 3.000%)
4,822,789	4.000	12/11/26	4,668,797
SkyMiles IP Ltd. (NR/Baa1) (3M LIBOR + 3.750%)
3,500,000	4.750	10/20/27	3,696,875

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Airlines(b) – (continued)
United Airlines, Inc. (BB-/Ba1) (3M LIBOR + 3.750%)
	$17,249,426	4.500%	04/21/28	$ 17,272,885

				63,726,959

Automotive - Distributors(b) – 1.4%
American Tire Distributors Holdings, Inc. (B-/Caa1) (3M LIBOR + 6.250%)
	3,775,000	7.000	10/08/28	3,790,515
Bombardier Recreational Products, Inc. (BB/Ba3) (1M LIBOR + 2.000%)
	1,311,650	2.101	05/24/27	1,294,231
Drive Chassis Holding Co. LLC (NR/NR) (3M LIBOR + 6.000%)
	4,800,000	6.874	04/10/26	4,797,984
Highline Aftermarket Acquisition LLC (B/B2) (3M LIBOR + 4.500%)
	5,514,096	5.250	11/09/27	5,424,492
SRAM, LLC (BB-/B1)(6M LIBOR + 2.750%)
	6,908,182	3.250	05/18/28	6,899,547
Thor Industries, Inc. (BB+/Ba2) (1M LIBOR + 3.000%)
	5,174,809	3.125	02/01/26	5,176,102
Truck Hero, Inc. (B-/B2) (1M LIBOR + 3.250%)
	10,249,433	4.000	01/31/28	10,183,017
Wand NewCo 3, Inc. (B-/B2) (3M LIBOR + 3.000%)
	9,705,660	3.175	02/05/26	9,554,057

				47,119,945

Automotive - Parts – 3.9%
Adient US LLC (BB-/Ba3)(b) (1M LIBOR + 3.500%)
	10,653,108	3.604	04/08/28	10,642,029
American Axle & Manufacturing, Inc. (BB+/Ba1)(b) (1M LIBOR + 2.250%)
	7,273,488	3.000	04/06/24	7,247,377
Autokiniton US Holdings, Inc. (B/B2)(b) (3M LIBOR + 4.500%)
	9,974,875	5.000	04/06/28	9,983,154
Belron Finance US LLC (NR/NR)(c)
	12,368,058	0.000	04/13/28	12,349,506
Belron Finance US LLC (BB+/Ba3)(b) (3M LIBOR + 2.250%)
	1,283,627	2.438	10/30/26	1,273,461
Clarios Global LP (B/B1)(b)
(1M EURIBOR + 3.250%)
EUR	1,111,765	3.250	04/30/26	1,257,833
(1M LIBOR + 3.250%)
	$7,806,670	3.354	04/30/26	7,753,975
CS Intermediate Holdco 2 LLC (B-/B2)(b) (1M LIBOR + 2.000%)
	2,909,211	2.750	11/02/23	2,722,701
First Brands Group LLC (B/B1)(b) (3M LIBOR + 5.000%)
	9,994,541	6.000	03/30/27	10,024,525

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Automotive - Parts – (continued)
First Brands Group LLC (CCC+/Caa1)(b) (3M LIBOR + 8.500%)
$3,850,000	9.500%	03/30/28	$ 3,862,050
Garrett LX I S.a.r.l. (B+/Ba2)(b) (3M LIBOR + 3.250%)
8,004,938	3.750	04/30/28	7,969,956
Gates Global LLC (B+/B1)(b) (1M LIBOR + 2.500%)
5,841,220	3.250	03/31/27	5,825,039
Holley Purchaser, Inc. (NR/NR)(c)
1,109,881	0.000	11/17/28	1,105,486
6,647,625	0.000	11/17/28	6,621,300
IXS Holdings, Inc. (B-/B2)(b) (3M LIBOR + 4.250%)
7,668,364	5.000	03/05/27	7,519,827
Mavis Tire Express Services Corp. (B-/B2)(b) (1M LIBOR + 4.000%)
10,036,720	4.750	05/04/28	10,036,720
Superior Industries International, Inc. (B/Ba3)(b) (1M LIBOR + 4.000%)
5,450,000	4.104	05/22/24	5,422,750
Tenneco, Inc. (B+/Ba3)(b) (1M LIBOR + 3.000%)
8,383,769	3.104	10/01/25	8,247,533
Wheel Pros, LLC (B-/B2)(b) (1M LIBOR + 4.500%)
13,665,750	5.250	05/11/28	13,629,946

			133,495,168

Building & Construction Materials – 0.8%
DG Investment Intermediate Holdings 2, Inc. (B/B2)(b)
(1M LIBOR + 3.500%)
5,159,761	4.250	03/31/28	5,153,311
(1M LIBOR + 3.750%)
1,084,071	4.500	03/31/28	1,082,716
DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2)(b) (1M LIBOR + 6.750%)
600,000	7.500	03/30/29	598,500
KKR Apple Bidco LLC (NR/NR)(c)
3,950,000	0.000	09/21/29	3,993,213
KKR Apple Bidco, LLC (B+/B1)(b) (1M LIBOR + 3.000%)
15,250,000	3.500	09/23/28	15,186,408

			26,014,148

Building Materials – 3.2%
ACProducts, Inc. (NR/B1)(b) (6M LIBOR + 4.250%)
8,457,500	4.750	05/17/28	8,330,637
Chamberlain Group, Inc. (NR/B2)(b) (1M LIBOR + 3.500%)
10,079,230	4.000	11/03/28	10,066,631
Cornerstone Building Brands, Inc. (B+/B1)(b) (1M LIBOR + 3.250%)
11,339,537	3.750	04/12/28	11,297,014

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Building Materials – (continued)
CP Atlas Buyer, Inc. (B-/B2)(b) (3M LIBOR + 3.750%)
	$11,398,147	4.250%		11/23/27	$ 11,335,457
CPG International, Inc. (BB-/B1)(b) (3M LIBOR + 2.500%)
	8,097,400	3.250		05/05/24	8,090,356
DiversiTech Holdings, Inc. (NR/NR)(c)
	4,515,714	0.000		12/16/28	4,507,270
	934,286	0.000		12/16/28	932,539
	1,525,000	0.000		12/16/29	1,524,054
GYP Holdings III Corp. (BB/Ba3)(b) (1M LIBOR + 2.500%)
	2,109,955	2.601		06/01/25	2,104,680
Ingersoll-Rand Services Co. (BB+/Ba1)(b) (1M LIBOR + 1.750%)
	1,719,375	1.854		03/01/27	1,699,069
Jeld-Wen Inc. (BB+/Ba2)(b) (1M LIBOR + 2.250%)
	5,024,750	2.351		07/28/28	5,018,469
LBM Acquisition LLC (B-/B3)(b) (1M LIBOR + 3.750%)
	14,691,488	4.500		12/17/27	14,546,923
MI Windows and Doors LLC (B+/B2)(b) (1M LIBOR + 3.750%)
	4,578,750	4.500		12/18/27	4,594,501
Potters Industries LLC (B/B2)(b) (3M LIBOR + 4.000%)
	2,431,625	4.750		12/14/27	2,433,157
Quikrete Holdings, Inc. (BB-/Ba3)(b) (1M LIBOR + 2.500%)
	8,026,062	2.604		02/01/27	7,928,064
Standard Industries, Inc. (NR/NR)(b) (3M LIBOR + 2.500%)
	5,442,125	3.000		09/22/28	5,444,411
Vector WP Holdco,Inc (B/NR)(b)(d) (1M LIBOR + 5.000%)
	4,400,000	5.750		10/12/28	4,356,000
Winterfell Financing S.a.r.l. (NR/NR)(b) (3M EURIBOR + 3.500%)
EUR	3,000,000	3.500		05/04/28	3,373,966

					107,583,198

Capital Goods – 0.5%
Engineered Machinery Holdings, Inc. (NR/B2)(b) (3M EURIBOR + 3.750%)
	1,546,125	3.750		05/21/28	1,754,207
Engineered Machinery Holdings, Inc. (B-/B2)(b) (3M LIBOR + 3.750%)
	$5,683,320	4.500		05/19/28	5,661,099
Rough Country LLC (NR/NR)
(1M LIBOR + 3.500%)
	7,057,313	0.000	(c)	07/28/28	7,035,294
(3M LIBOR + 6.500%)
	1,650,000	7.250	(b)	07/26/29	1,645,875

					16,096,475

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals(b) – 3.7%
Ascend Performance Materials Operations LLC (BB-/B1) (3M LIBOR + 4.750%)
$2,822,613	5.500%	08/27/26	$ 2,835,315
ASP Unifrax Holdings, Inc. (B-/B2) (3M LIBOR + 3.750%)
5,800,373	3.974	12/12/25	5,711,280
Consolidated Energy Finance SA (B+/B1) (6M LIBOR + 2.500%)
7,302,013	2.657	05/07/25	7,183,356
Cyanco Intermediate Corp. (B/B2) (1M LIBOR + 3.500%)
8,117,065	3.604	03/16/25	8,011,543
Diamond (BC) B.V. (B/Ba3) (3M LIBOR + 3.000%)
7,000,000	3.500	09/29/28	6,967,170
Element Solutions, Inc. (BBB-/Ba1) (1M LIBOR + 2.000%)
3,137,035	2.104	01/31/26	3,122,479
Hexion, Inc. (BB-/Ba3) (3M LIBOR + 3.500%)
4,529,455	3.640	07/01/26	4,529,455
Illuminate Buyer LLC (B+/B1) (1M LIBOR + 3.500%)
9,613,912	3.604	06/30/27	9,547,192
INEOS Enterprises Holdings US Finco LLC (BB/Ba3) (3M LIBOR + 3.500%)
6,710,231	4.500	08/28/26	6,714,459
INEOS Styrolution US Holding LLC (NR/NR) (1M LIBOR + 2.750%)
4,676,500	3.250	01/29/26	4,659,945
Innophos, Inc. (B+/B1) (1M LIBOR + 3.750%)
7,672,232	3.854	02/07/27	7,640,238
LSF11 A5 Holdco LLC (B/B1) (3M LIBOR + 3.750%)
3,000,000	4.250	10/15/28	2,994,990
LSF11 Skyscraper Holdco S.a r.l. (NR/NR) (3M LIBOR + 3.750%)
3,721,945	4.250	09/29/27	3,717,293
NIC Acquisition Corp. (NR/B3) (3M LIBOR + 3.750%)
3,746,688	4.500	12/29/27	3,690,487
Polar US Borrower LLC (B-/B3) (3M LIBOR + 4.750%)
9,431,790	4.874	10/15/25	9,431,790
PQ Corporation (BB-/B1) (3M LIBOR + 2.750%)
9,614,219	3.250	06/09/28	9,597,009
Starfruit Finco B.V. (B+/B2) (1M LIBOR + 3.000%)
10,881,768	3.102	10/01/25	10,834,215
Trinseo Materials Operating S.C.A. (BB-/Ba2) (1M LIBOR + 2.500%)
6,169,000	2.604	05/03/28	6,121,622

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals(b) – (continued)
WR Grace & Co-Conn (B/B1) (3M LIBOR + 3.750%)
	$11,250,000	4.250%		09/22/28	$ 11,258,438

					124,568,276

Coal(b) – 0.3%
Oxbow Carbon LLC (BB-/B1) (1M LIBOR + 4.250%)
	11,267,276	5.000		10/17/25	11,261,642

Commercial Services – 5.3%
Albion Financing 3 SARL (NR/NR)(c)
	4,400,000	0.000		08/17/26	4,400,000
AlixPartners LLP (B+/B1)(b) (1M LIBOR + 2.750%)
	6,163,475	3.250		02/04/28	6,134,876
Allied Universal Holdco LLC (B/B2)(b) (3M LIBOR + 3.750%)
	15,080,839	4.250		05/12/28	15,014,936
Allied Universal Holdco LLC (B/WR)(b) (3M EURIBOR + 3.750%)
EUR	673,313	3.750		05/12/28	755,550
Amentum Government Services Holdings LLC (B/B1)(b)
(1M LIBOR + 3.500%)
	$3,508,590	3.604		01/29/27	3,449,400
(3M LIBOR + 4.750%)
	9,106,188	5.500		01/29/27	9,085,334
Ankura Consulting Group LLC (B-/B1)(b) (1M LIBOR + 4.500%)
	5,521,412	5.250		03/17/28	5,528,314
Ankura Consulting Group LLC (CCC/Caa2)(b) (1M LIBOR + 8.000%)
	600,000	8.750		03/19/29	600,000
Anticimex International AB (NR/NR)(c)
	900,000	0.000	(d)	11/16/28	901,125
	6,550,000	0.000		11/16/28	6,527,468
APi Group DE, Inc. (BB-/Ba1)(c)
	6,100,000	0.000		12/18/28	6,091,277
APX Group, Inc. (B/B1)(b) (3M PRIME + 2.500%)
	6,982,500	4.000		07/10/28	6,963,089
AQ Carver Buyer, Inc. (B/B2)(b) (3M LIBOR + 5.000%)
	2,150,500	6.000		09/23/25	2,150,500
Avis Budget Car Rental LLC (BB-/Ba1)(b) (1M LIBOR + 1.750%)
	1,988,617	1.860		08/06/27	1,959,067
CAB (NR/NR)(b) (3M EURIBOR + 3.750%)
EUR	1,350,000	3.750		02/09/28	1,532,809
Conservice Midco LLC (B/B2)(b) (3M LIBOR + 4.250%)
	$6,301,792	4.474		05/13/27	6,284,714
CoreLogic, Inc. (B/B1)(b) (1M LIBOR + 3.500%)
	6,882,750	4.000		06/02/28	6,868,984

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Commercial Services – (continued)
Da Vinci Purchaser Corp. (B/B2)(b) (3M LIBOR + 4.000%)
	$9,016,536	5.000%		01/08/27	$ 9,013,741
Fleet U.S. Bidco, Inc. (B+/B2)(b) (1M LIBOR + 3.000%)
	7,082,279	3.104		10/07/26	7,011,457
Fly Funding II S.a.r.l. (BB+/Ba3)(b) (3M LIBOR + 6.000%)
	2,733,718	7.000		10/08/25	2,733,718
Garda World Security Corp. (NR/B1)(b) (1M LIBOR + 4.250%)
	6,900,000	4.360		10/30/26	6,877,023
Holding Socotec (NR/NR)
EUR	1,025,000	3.750	(b)	06/02/28	1,167,149
(3M LIBOR + 4.250%)
	$2,875,000	0.000	(c)	06/02/28	2,864,219
Indy US Bidco, LLC (NR/NR)(b) (1M EURIBOR + 3.750%)
EUR	1,339,892	3.750		03/06/28	1,517,838
Indy US Bidco, LLC (B/B1)(b) (1M LIBOR + 3.750%)
	$1,066,951	3.854		03/05/28	1,064,956
IRB Holding Corp. (B+/B2)(b)
(3M LIBOR + 3.250%)
	12,937,843	4.250		12/15/27	12,925,681
(6M LIBOR + 2.750%)
	5,594,860	3.750		02/05/25	5,581,488
Packers Holdings LLC (B-/B2)(b) (6M LIBOR + 3.250%)
	7,719,244	4.000		03/09/28	7,663,279
Trans Union LLC (BBB-/Ba2)(b) (1M LIBOR + 1.750%)
	2,321,599	1.854		11/16/26	2,298,383
Trans Union LLC (BBB-/Ba2)(b) (1M LIBOR + 2.250%)
	10,025,000	2.750		12/01/28	9,992,419
Travelport Finance (Luxembourg) S.a.r.l. (B-/B3)(b) (3M LIBOR + 7.250%)
	3,169,994	6.500		02/28/25	3,253,936
Travelport Finance (Luxembourg) S.a.r.l. (CCC-/Caa3)(b) (3M LIBOR + 6.750%)
	1,224,133	6.974		05/29/26	1,013,582
Verisure Holding AB (NR/NR)(b) (6M EURIBOR + 3.250%)
EUR	9,250,000	3.250		03/27/28	10,453,296
Verscend Holding Corp. (B+/B2)(b) (1M LIBOR + 4.000%)
	$10,192,035	4.104		08/27/25	10,179,295

					179,858,903

Consumer Cyclical Services(b) – 2.1%
Asurion LLC (B/B3)
(1M LIBOR + 5.250%)
	11,325,000	5.355		01/31/28	11,353,312
(1M LIBOR + 5.250%)
	2,500,000	5.354		01/20/29	2,488,025

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Cyclical Services(b) – (continued)
Asurion LLC (B+/Ba3)
(1M LIBOR + 3.000%)
	$3,171,167	3.104%	11/03/24	$ 3,154,740
(1M LIBOR + 3.125%)
	2,018,638	3.229	11/03/23	2,012,158
(1M LIBOR + 3.250%)
	11,937,324	3.354	12/23/26	11,847,794
(1M LIBOR + 3.250%)
	3,491,206	3.354	07/31/27	3,466,768
FCG Acquisitions Inc (B-/B2) (3M LIBOR + 3.750%)
	977,523	3.974	03/31/28	974,473
KAR Auction Services, Inc. (B/Ba3) (1M LIBOR + 2.250%)
	3,434,873	2.375	09/19/26	3,374,763
KUEHG Corp. (CCC+/B3) (3M LIBOR + 3.750%)
	3,647,409	4.750	02/21/25	3,566,728
Prime Security Services Borrower LLC (BB-/Ba3) (1M LIBOR + 2.750%)
	6,378,470	3.500	09/23/26	6,369,030
The Hertz Corp. (BB+/Ba3)
(1M LIBOR + 3.250%)
	11,685,352	3.750	06/30/28	11,685,352
(1M LIBOR + 3.250%)
	2,213,306	3.750	06/30/28	2,213,306
USIC Holdings, Inc. (B-/B2) (1M LIBOR + 3.500%)
	2,736,685	4.250	05/12/28	2,730,336
WEX Inc. (BB-/Ba2) (1M LIBOR + 2.250%)
	2,332,375	2.354	03/31/28	2,317,798
WW International, Inc. (BB-/Ba3) (1M LIBOR + 3.500%)
	4,417,875	4.000	04/13/28	4,368,174

				71,922,757

Consumer Cyclical Services - Business(b) – 0.9%
Sabre GLBL Inc. (B/Ba3)
(1M LIBOR + 3.500%)
	3,376,664	4.000	12/17/27	3,330,235
(1M LIBOR + 3.500%)
	2,118,280	4.000	12/17/27	2,089,153
Sabre GLBL, Inc. (B/Ba3) (1M LIBOR + 2.000%)
	3,327,084	2.104	02/22/24	3,245,570
Science Applications International Corp. (BB+/Ba1) (1M LIBOR + 1.875%)
	1,625,000	1.979	03/12/27	1,621,279
Stats Intermediate Holdings LLC (B-/B2) (3M LIBOR + 5.250%)
	8,913,651	5.408	07/10/26	8,869,083
Tempo Acquisition LLC (BB-/Ba3) (1M LIBOR + 3.250%)
	9,366,165	3.750	11/02/26	9,374,969
The House of HR (NR/NR) (6M EURIBOR + 3.750%)
EUR	2,475,000	3.750	07/27/26	2,814,659

				31,344,948

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Products - Household & Leisure(b) – 1.1%
Coty, Inc. (B+/B1) (1M LIBOR + 2.250%)
	$5,079,402	2.353%	04/07/25	$ 5,009,561
Hunter Fan Co. (B/B2) (3M LIBOR + 5.000%)
	4,588,500	5.750	05/08/28	4,588,500
Kronos Acquisition Holdings, Inc. (B-/B2) (3M LIBOR + 3.750%)
	11,467,332	4.250	12/22/26	11,105,423
Proampac PG Borrower LLC (B-/B3) (3M LIBOR + 3.750%)
	13,026,727	4.500	11/03/25	13,026,727
The Hillman Group, Inc. (NR/B1) (3M LIBOR + 2.750%)
	83,872	2.750	07/14/28	85,499
The Hillman Group, Inc. (B+/B1) (1M LIBOR + 2.750%)
	5,033,604	3.250	07/14/28	5,008,436

				38,824,146

Consumer Products - Non Durable(b) – 0.1%
HLF Financing S.a.r.l. (BB+/Ba1) (1M LIBOR + 2.500%)
	3,191,876	2.604	08/18/25	3,171,129

Distributor(b) – 0.1%
UGI Energy Services LLC (NR/Ba3) (1M LIBOR + 3.750%)
	3,928,602	3.854	08/13/26	3,928,602

Diversified Financial Services – 4.0%
Advisor Group, Inc. (B-/B2)(b) (1M LIBOR + 4.500%)
	7,195,711	4.604	07/31/26	7,215,211
AllSpring Buyer LLC (BB-/Ba2)(b)
	6,675,403	3.750	11/01/28	6,689,288
Castlelake Aviation Ltd. (BB/Ba3)(b) (3M LIBOR + 2.750%)
	6,163,553	3.250	10/22/26	6,130,824
Citadel Securities LP (BBB-/Ba1)(b) (1M LIBOR + 2.500%)
	12,062,022	2.604	02/02/28	11,977,467
Claros Mortgage Trust, Inc. (NR/Ba3)(b)(d) (3M LIBOR + 4.500%)
	2,792,875	5.000	08/09/26	2,799,858
CQP Holdco LP (NR/NR)(b) (3M LIBOR + 3.750%)
	10,301,741	4.250	06/05/28	10,271,660
DLG Acquisitions Ltd. (NR/NR)(b) (6M EURIBOR + 3.500%)
EUR	1,825,000	3.500	05/15/26	2,070,240
DRW Holdings LLC (BB-/Ba3)(b) (1M LIBOR + 3.750%)
	$6,000,000	3.854	03/01/28	5,977,500
Edelman Financial Center LLC (NR/B2)(b) (1M LIBOR + 3.500%)
	9,659,259	4.250	04/07/28	9,644,770

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Financial Services – (continued)
FinCo I LLC (BB/Baa3)(b) (1M LIBOR + 2.500%)
	$3,204,660	2.604%	06/27/25	$ 3,195,655
First Eagle Holdings, Inc. (BB/Ba2)(b) (3M LIBOR + 2.500%)
	3,899,303	2.724	02/01/27	3,856,645
Fiserv Investment Solutions, Inc. (B/B2)(b) (3M LIBOR + 4.000%)
	5,507,488	4.160	02/18/27	5,503,357
GBT Group Services B.V. (B-/NR)(b) (1M LIBOR + 2.500%)
	3,513,683	2.602	08/13/25	3,390,704
GT Polaris, Inc. (NR/B2)(b) (3M LIBOR + 3.750%)
	6,026,274	4.500	09/24/27	6,031,939
KREF Holdings X LLC (NR/Ba2)(b)(d) (3M LIBOR + 3.500%)
	2,337,736	3.688	09/01/27	2,331,892
Luna III S.a r.l. (NR/NR)(c)
EUR	9,300,000	0.000	09/30/28	10,596,835
MHI Holdings LLC (B/B2)(b) (1M LIBOR + 5.000%)
	$3,029,467	5.104	09/21/26	3,028,527
NFP Corp. (B/B1)(b)(1M LIBOR + 3.250%)
	5,627,284	3.354	02/15/27	5,529,707
Paysafe Holdings (US) Corp (B/B1)(b) (1M LIBOR + 2.750%)
	4,567,669	3.250	06/28/28	4,429,223
Radar Bidco S.a.r.l. (NR/NR)(c)
EUR	1,220,237	0.000	12/16/24	1,401,395
Superannuation and Investments US LLC (BB/NR)(b) (3M LIBOR + 3.750%)
	$2,950,000	4.250	12/01/28	2,945,398
Syncapay, Inc. (B/B2)(b) (3M LIBOR + 6.500%)
	4,533,750	7.500	12/10/27	4,531,846
TRC Companies, Inc. (NR/NR)(b) (3M LIBOR + 3.750%)
	5,375,000	4.250	11/17/28	5,343,072
TRC Companies, Inc. (CCC+/Caa2)(b) (3M LIBOR + 6.750%)
	2,850,000	6.964	11/19/29	2,821,500
VFH Parent LLC (B+/Ba3)(b) (1M LIBOR + 3.000%)
	4,719,766	3.102	03/01/26	4,704,710
Victory Capital Holdings, Inc. (BB-/Ba2)(b) (3M LIBOR + 2.250%)
	3,429,325	2.377	07/01/26	3,401,479

				135,820,702

Diversified Manufacturing(b) – 1.9%
Apex Tool Group LLC (CCC/Caa1) (1M LIBOR + 5.500%)
	11,819,887	6.750	08/01/24	11,577,934
Canada Goose, Inc. (BB/B2) (3M LIBOR + 3.500%)
	4,625,993	4.250	10/07/27	4,627,936

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Manufacturing(b) – (continued)
Dynacast International LLC (NR/NR) (3M LIBOR + 4.750%)
	$7,120,649	5.750%	07/22/25	$ 7,089,531
Fluid-Flow Products, Inc. (B-/B2) (3M LIBOR + 3.750%)
	6,432,654	4.250	03/31/28	6,411,233
Gardner Denver, Inc. (BB+/Ba1) (1M LIBOR + 1.750%)
	1,480,595	1.854	03/01/27	1,463,109
Klockner-Pentaplast of America, Inc. (NR/B2) (6M LIBOR + 4.750%)
	2,729,375	5.250	02/12/26	2,650,059
KP Germany Erste GmbH (NR/B2) (6M EURIBOR + 4.750%)
EUR	3,425,000	4.750	02/04/26	3,780,743
Robertshaw US Holding Corp. (CCC-/Caa3)(d) (3M LIBOR + 8.000%)
	$4,650,000	9.000	02/28/26	3,627,000
Rohm Holding GmbH (B-/B3) (6M LIBOR + 4.750%)
	5,253,355	4.904	07/31/26	5,246,788
Titan Acquisition Ltd. (B-/B2) (1M LIBOR + 3.000%)
	15,524,663	3.354	03/28/25	15,248,634
Waterlogic Holdings Limited (B/B3) (3M LIBOR + 4.750%)
	2,992,500	4.974	08/04/28	2,992,500

				64,715,467

Electric Utilities(b) – 0.2%
Pacific Gas & Electric Co. (BB-/B1) (3M LIBOR + 3.000%)
	7,956,226	3.500	06/23/25	7,860,751

Electrical(b) – 0.6%
Calpine Corp. (BB+/Ba2)
(1M LIBOR + 2.000%)
	1,221,875	2.104	08/12/26	1,205,331
(1M LIBOR + 2.500%)
	2,336,725	2.610	12/16/27	2,319,433
LMBE-MC Holdco II LLC (BB-/Ba3) (3M LIBOR + 4.000%)
	1,708,988	5.000	12/03/25	1,525,272
Lonestar II Generation Holdings LLC (B/B1)
(1M LIBOR + 5.000%)
	3,092,951	5.104	04/20/26	3,045,783
(1M LIBOR + 5.000%)
	404,463	5.104	04/20/26	398,295
Pike Corporation (B/Ba3) (1M LIBOR + 3.000%)
	4,530,822	3.110	01/21/28	4,511,249
Talen Energy Supply LLC (B+/B1) (1M LIBOR + 3.750%)
	10,248,676	3.854	07/08/26	9,061,572

				22,066,935

Electrical Components & Equipment(b) – 0.1%
Energizer Holdings, Inc. (NR/NR) (1M LIBOR + 2.000%)
	2,803,813	2.750	12/22/27	2,792,429

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Electrical Equipment(b) – 0.4%
Brookfield WEC Holdings, Inc. (B/B2) (1M LIBOR + 2.750%)
$12,820,703	3.250%	08/01/25	$ 12,712,496
Centuri Group, Inc (NR/NR) (3M LIBOR + 2.500%)
2,658,690	3.000	08/27/28	2,652,043

			15,364,539

Electronics(b) – 0.3%
Ingram Micro, Inc. (BB-/B1) (3M LIBOR + 3.500%)
8,238,114	4.000	06/30/28	8,233,995
TTM Technologies, Inc. (BB+/Ba1) (3M LIBOR + 2.500%)
2,000,000	2.599	09/28/24	1,995,840

			10,229,835

Energy(b) – 0.2%
WIN Waste Innovations Holdings, Inc. (B+/B1) (3M LIBOR + 2.750%)
7,064,500	3.250	03/24/28	7,045,073

Engineering & Construction(b) – 0.4%
Brown Group Holding LLC (B+/B1) (3M LIBOR + 2.500%)
11,230,095	3.000	06/07/28	11,202,020
Rockwood Service Corp. (B/B2) (1M LIBOR + 4.000%)
1,973,429	4.104	01/23/27	1,972,205

			13,174,225

Entertainment – 1.5%
Allen Media LLC (NR/NR)(c) (3M LIBOR + 5.500%)
255,849	0.000	02/10/27	255,337
Allen Media LLC (NR/Ba3)(b)
(3M LIBOR + 5.500%)
281,425	5.724	02/10/27	280,862
(3M LIBOR + 5.500%)
10,402,797	5.724	02/10/27	10,381,992
AMC Entertainment Holdings, Inc. (B-/Caa2)(b) (1M LIBOR + 3.000%)
8,036,994	3.103	04/22/26	7,223,248
Crown Finance US, Inc. (B-/B3)(b) (3M LIBOR + 8.250%)
505,163	8.250	05/23/24	601,619
Crown Finance US, Inc. (CCC/Caa2)(b)
(6M LIBOR + 2.500%)
4,596,763	3.500	02/28/25	3,545,851
(6M LIBOR + 2.750%)
2,814,691	3.750	09/30/26	2,137,983
GVC Holdings (Gibraltar) Ltd. (NR/NR)(c)
5,927,731	0.000	03/16/27	5,906,984
Motion Finco S.a.r.l. (B/B2)(b)
(3M LIBOR + 3.250%)
6,207,469	3.474	11/12/26	6,057,807

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Entertainment – (continued)
Motion Finco S.a.r.l. (B/B2)(b) – (continued)
(3M LIBOR + 3.250%)
	$790,863	3.474%	11/12/26	$ 771,795
PCI Gaming Authority (BB+/Ba3)(b) (1M LIBOR + 2.500%)
	4,530,615	2.604	05/29/26	4,507,237
SeaWorld Parks & Entertainment, Inc. (BB-/Ba3)(b) (1M LIBOR + 3.000%)
	6,364,179	3.500	08/25/28	6,332,358
Vue International Bidco PLC (CCC+/Caa1)(b) (6M EURIBOR + 4.750%)
EUR	2,286,096	4.750	07/03/26	2,402,649
WMG Acquisition Corp. (BB+/Ba3)(b) (1M LIBOR + 2.125%)
	$1,136,053	2.229	01/20/28	1,130,941

				51,536,663

Environmental(b) – 0.5%
EnergySolutions LLC (B-/B3) (3M LIBOR + 3.750%)
	4,210,805	4.750	05/09/25	4,195,014
GFL Environmental, Inc. (BB-/Ba3) (1M LIBOR + 3.000%)
	4,532,383	3.500	05/30/25	4,542,083
Northstar Group Services, INC. (B/B2) (1M LIBOR + 5.500%)
	7,128,088	6.500	11/12/26	7,136,998

				15,874,095

Food & Beverages – 1.1%
Chobani LLC (B-/B1)(b) (1M LIBOR + 3.500%)
	6,343,879	4.500	10/25/27	6,353,395
Froneri International Ltd. (B+/B1)(b)
(1M LIBOR + 2.250%)
	5,122,000	2.354	01/29/27	5,049,268
(6M EURIBOR + 2.375%)
EUR	1,100,000	2.375	01/29/27	1,224,773
Kouti B.V. (NR/NR)(b) (3M EURIBOR + 3.750%)
	3,550,000	3.750	08/31/28	4,045,473
Ola Singapore PTE Ltd. (NR/NR)(b)(d) (3M SOFR + 6.250%)
	$1,650,000	6.299	12/03/26	1,658,250
Post Holdings, Inc. (B+/B2)(b) (1M LIBOR + 4.000%)
	5,882,865	4.750	10/21/24	5,887,453
Sigma Bidco B.V. (NR/NR)(c)
	6,623,324	0.000	07/02/25	6,468,073
Sunshine Investments B.V. (B+/B1)(b)
(3M EURIBOR + 2.750%)
EUR	525,000	2.750	03/28/25	588,663
(3M LIBOR + 2.750%)
	$5,137,728	2.908	03/28/25	5,105,618

				36,380,966

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Food & Drug Retailing(b) – 0.3%
United Natural Foods, Inc. (BB-/B1) (1M LIBOR + 3.500%)
	$6,119,347	3.354%	10/22/25	$ 6,114,268
US Foods, Inc. (BB/B1) (1M LIBOR + 2.000%)
	3,600,080	2.104	09/13/26	3,556,879

				9,671,147

Gaming(b) – 0.8%
Caesars Resort Collection LLC (B+/B1) (1M LIBOR + 2.750%)
	6,864,784	2.854	12/23/24	6,821,879
Penn National Gaming, Inc. (BB/Ba3) (1M LIBOR + 2.250%)
	1,655,925	3.000	10/15/25	1,653,342
Scientific Games International, Inc. (B+/B1) (1M LIBOR + 2.750%)
	9,609,597	2.854	08/14/24	9,569,044
The Stars Group Holdings B.V. (BBB-/Ba1) (3M LIBOR + 2.250%)
	6,967,743	2.474	07/21/26	6,938,269
UFC Holdings LLC (B/B2) (6M LIBOR + 2.750%)
	2,337,852	3.500	04/29/26	2,324,901

				27,307,435

Health Care - Pharmaceuticals(b) – 1.2%
Bausch Health Cos., Inc. (BB/Ba2)
(1M LIBOR + 2.750%)
	1,915,483	2.854	11/27/25	1,903,109
(1M LIBOR + 3.000%)
	7,241,786	3.104	06/02/25	7,203,767
Endo Finance Co.(Luxembourg) I S.a.r.l. (B-/B3) (3M LIBOR + 5.000%)
	5,190,518	5.750	03/27/28	5,037,398
Grifols Worldwide Operations USA, Inc. (BB/Ba3) (1M LIBOR + 2.000%)
	4,580,472	2.104	11/15/27	4,511,764
Jazz Financing Lux S.a.r.l. (BB-/Ba2) (1M LIBOR + 3.500%)
	12,437,500	4.000	05/05/28	12,477,176
Organon & Co. (BB/Ba2) (3M LIBOR + 3.000%)
	8,677,500	3.500	06/02/28	8,679,322

				39,812,536

Health Care - Services(b) – 2.8%
Air Methods Corp. (B/B2) (3M LIBOR + 3.500%)
	2,030,117	4.500	04/22/24	1,924,632
Biogroup-LCD (NR/NR) (6M EURIBOR + 3.500%)
EUR	3,875,000	3.500	01/28/28	4,370,084
Change Healthcare Holdings LLC (B+/B1) (1M LIBOR + 2.500%)
	$2,477,864	3.500	03/01/24	2,475,039

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care - Services(b) – (continued)
Envision Healthcare Corp. (CCC+/Caa1) (1M LIBOR + 3.750%)
	$10,283,530	3.854%	10/10/25	$ 8,244,511
Global Medical Response, Inc. (B/B2)
(3M LIBOR + 4.250%)
	6,077,680	5.250	10/02/25	6,045,772
(6M LIBOR + 4.250%)
	2,987,830	5.250	03/14/25	2,973,428
Help At Home, Inc. (B-/B1)
(3M LIBOR + 5.000%)
	3,217,523	6.000	10/29/27	3,209,480
(3M LIBOR + 5.000%)
	405,083	6.000	10/29/27	404,070
IQVIA, Inc. (BBB-/Ba1) (1M LIBOR + 1.750%)
	1,500,967	1.854	01/17/25	1,494,408
Iris BidCo GmbH (NR/NR) (3M EURIBOR + 5.000%)
EUR	3,850,000	5.000	05/31/28	4,392,341
Lonza Group AG (NR/NR) (6M LIBOR + 4.000%)
	$7,313,250	4.750	07/03/28	7,303,304
Matrix Medical Network of Arizona LLC (B/B2) (1M LIBOR + 4.500%)
	3,036,134	4.854	02/17/25	2,915,964
Onex TSG Intermediate Corp. (B/B2) (3M LIBOR + 4.750%)
	3,333,250	5.500	02/28/28	3,325,617
RegionalCare Hospital Partners Holdings, Inc. (B/B1) (1M LIBOR + 3.750%)
	14,349,810	3.852	11/16/25	14,322,975
Sotera Health Holdings, LLC (BB-/B1) (3M LIBOR + 2.750%)
	8,150,000	3.250	12/11/26	8,111,776
Team Health Holdings, Inc. (B-/B3) (1M LIBOR + 2.750%)
	9,605,987	3.750	02/06/24	9,156,907
U.S. Renal Care, Inc. (B-/B2)
(1M LIBOR + 5.000%)
	5,973,005	5.104	06/26/26	5,796,084
(1M LIBOR + 5.500%)
	2,793,000	6.500	06/26/26	2,730,157
Vizient, Inc. (BB/Ba2) (1M LIBOR + 2.000%)
	1,957,310	2.104	05/06/26	1,937,737
WP CityMD Bidco LLC (B/NR) (6M LIBOR + 3.250%)
	4,424,734	3.750	12/22/28	4,418,495

				95,552,781

Health Care Providers & Services(b) – 0.1%
ICON Luxembourg S.a.r.l. (BB+/Ba1) (3M LIBOR + 2.500%)
	1,953,443	2.750	07/03/28	1,952,622

Healthcare Providers & Services – 1.4%
Electron BidCo Inc. (B/B1)(c)
	7,700,000	0.000	11/01/28	7,673,897

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Healthcare Providers & Services – (continued)
ICON Luxembourg S.a.r.l. (BB+/Ba1)(b) (3M LIBOR + 2.250%)
	$7,840,409	2.750%	07/03/28	$ 7,837,116
Insulet Corp. (B+/Ba3)(b) (1M LIBOR + 3.250%)
	9,452,500	3.750	05/04/28	9,446,640
Medline Borrower, LP (B+/B1)(b)
	3,000,000	3.750	10/23/28	2,998,680
MedRisk, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
	4,738,125	4.500	05/10/28	4,730,212
Summit Behavioral Healthcare LLC (NR/NR)(b)(d) (3M LIBOR + 7.750%)
	3,050,000	8.500	10/18/29	2,882,250
Summit Behavioral Healthcare LLC (B-/B2)(b)(d) (3M LIBOR + 4.750%)
	6,125,000	5.500	11/08/28	6,002,500
US Radiology Specialists, Inc. (B-/B3)(c)
	4,875,000	0.000	12/10/27	4,864,324

				46,435,619

Holding Companies-Diversified(c) – 0.1%
Circet Europe (NR/NR)
EUR	3,500,000	0.000	10/13/28	3,981,162

Home Construction(b) – 0.8%
Core & Main LP (B+/Ba3) (1M LIBOR + 2.500%)
	$4,009,822	2.602	07/27/28	3,981,433
Foundation Building Materials Holding Co. LLC (B/B2) (3M LIBOR + 3.250%)
	7,124,893	3.750	02/03/28	7,068,891
Park River Holdings, Inc. (B-/B1) (3M LIBOR + 3.250%)
	4,126,937	4.000	12/28/27	4,085,007
SRS Distribution Inc. (B-/B2) (3M LIBOR + 3.750%)
	11,845,313	4.250	06/02/28	11,807,526

				26,942,857

Household Products – 0.2%
Knight Health Holdings LLC (NR/NR)(c)(d)
	5,125,000	0.000	12/23/28	4,791,875
Reynolds Consumer Products, Inc. (BBB-/Ba1)(b) (1M LIBOR + 1.750%)
	2,583,864	1.854	02/04/27	2,567,249

				7,359,124

Housewares(b) – 0.4%
Petmate (B-/B3) (3M LIBOR + 5.500%)
	2,200,000	6.250	09/15/28	2,180,750

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Housewares(b) – (continued)
Springs Windows Fashions LLC (B-/B2) (3M LIBOR + 4.000%)
	$10,475,000	4.750%		10/06/28	$ 10,370,250

					12,551,000

Insurance – 2.6%
Acrisure LLC (B/B2)(b) (3M LIBOR + 3.500%)
	16,837,681	3.724		02/15/27	16,627,210
Alliant Holdings Intermediate LLC (NR/B2)(b)
(1M LIBOR + 3.250%)
	4,742,025	3.354		05/09/25	4,691,238
(1M LIBOR + 3.250%)
	5,438,488	3.354		05/09/25	5,379,752
AssuredPartners, Inc. (B/B1)(b)
(1M LIBOR + 3.500%)
	12,322,752	3.604		02/12/27	12,213,203
(1M LIBOR + 3.500%)
	989,994	4.000		02/12/27	987,519
Baldwin Risk Partners LLC (B/B2)(b) (1M LIBOR + 3.500%)
	3,263,238	4.000		10/14/27	3,238,764
Hub International Ltd. (B/B2)(c)
	2,992,443	0.000		04/25/25	2,989,631
HUB International Ltd. (B/B2)(b) (3M LIBOR + 2.750%)
	6,089,944	2.875		04/25/25	6,015,221
Hyperion Insurance Group Ltd. (B/B2)(b)
(1M EURIBOR + 3.500%)
EUR	723,174	3.500		11/12/27	818,393
(1M LIBOR + 3.250%)
	$1,920,151	4.000		11/12/27	1,910,147
OneDigital Borrower LLC (B/B3)(b) (3M LIBOR + 4.500%)
	1,915,770	5.250		11/16/27	1,906,191
Ryan Specialty Group LLC (BB-/B1)(b) (1M LIBOR + 3.000%)
	4,452,637	3.750		09/01/27	4,445,958
Sedgwick Claims Management Services, Inc. (B/B2)
	2,992,327	0.000	(c)	09/03/26	2,987,330
(1M LIBOR + 3.250%)
	9,041,071	3.354	(b)	12/31/25	8,963,860
(1M LIBOR + 4.250%)
	268,125	5.250	(b)	09/03/26	268,222
Siaci Saint Honore (NR/NR)(b) (1M EURIBOR + 4.000%)
EUR	3,200,000	4.000		07/22/28	3,637,734
USI, Inc. (B/B2)(b)
(3M LIBOR + 3.000%)
	$9,427,681	3.224		05/16/24	9,348,583
(3M LIBOR + 3.250%)
	1,989,864	3.474		12/02/26	1,974,582

					88,403,538

Internet – 0.6%
Adevinta ASA (NR/NR)
EUR	1,250,000	0.000	(c)	06/26/28	1,426,284

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Internet – (continued)
Adevinta ASA (NR/NR) – (continued)
(3M LIBOR + 2.750%)
	$945,250	3.500	%(b)	06/26/28	$ 945,250
Endure Digital, Inc. (B/B2)(b) (3M LIBOR + 3.500%)
	15,304,359	4.250		02/10/28	15,160,957
Voyage Australia Pty Ltd. (BB-/B1)(b)(3M LIBOR + 3.500%)
	2,344,125	4.000		07/20/28	2,341,922

					19,874,413

Leisure Time(b) – 0.7%
Alterra Mountain Co. (B/B2) (1M LIBOR + 3.500%)
	11,915,791	4.000		08/17/28	11,886,002
Amer Sports Oyj (NR/NR) (6M EURIBOR + 4.500%)
EUR	5,225,000	4.500		03/30/26	5,942,712
Arcis Golf LLC (NR/NR)
	$2,700,000	4.750		11/24/28	2,706,750
Fender Musical Instruments Corp. (NR/NR)(d) (3M LIBOR + 4.000%)
	2,400,000	4.500		12/01/28	2,397,000

					22,932,464

Lodging(b) – 0.3%
Four Seasons Hotels Ltd. (BB+/Ba3) (1M LIBOR + 2.000%)
	1,924,675	2.104		11/30/23	1,915,052
Hilton Grand Vacations Borrower LLC (BB/Ba1) (1M LIBOR + 3.000%)
	9,650,813	3.500		08/02/28	9,658,051

					11,573,103

Machinery(b) – 0.5%
Cimpress PLC (BB/Ba3) (1M LIBOR + 3.500%)
	8,805,750	4.000		05/17/28	8,794,743
Clark Equipment Co. (BB/Ba3) (3M LIBOR + 2.250%)
	992,500	2.474		05/18/24	990,227
Shape Technologies Group, Inc. (CCC+/Caa1) (1M LIBOR + 3.000%)
	2,839,934	3.104		04/21/25	2,659,598
Star US Bidco LLC (B-/B3) (1M LIBOR + 4.250%)
	6,222,133	5.250		03/17/27	6,202,720

					18,647,288

Machinery-Diversified(b) – 0.5%
GrafTech Finance, Inc. (BB/Ba3) (1M LIBOR + 3.000%)
	1,973,280	3.500		02/12/25	1,970,813
Vertical US Newco, Inc. (B+/B1) (6M LIBOR + 3.500%)
	13,414,246	4.000		07/30/27	13,412,368

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Machinery-Diversified(b) – (continued)
Victory Buyer LLC (B-/B2) (3M LIBOR + 3.750%)
$2,175,000	4.250%	11/19/28	$ 2,172,281

			17,555,462

Media(b) – 0.4%
Banijay Entertainment S.A.S (B/B1) (1M LIBOR + 3.750%)
8,870,194	3.844	03/01/25	8,825,843
Mission Broadcasting, Inc. (BBB-/Ba2) (3M LIBOR + 2.500%)
2,892,750	2.599	05/26/28	2,883,117
Univision Communications Inc. (B+/B2) (1M LIBOR + 3.250%)
1,888,340	4.000	03/15/26	1,890,115

			13,599,075

Media - Broadcasting & Radio(b) – 1.0%
Cumulus Media New Holdings, Inc. (B/B2) (3M LIBOR + 3.750%)
6,502,934	4.750	03/31/26	6,493,440
Diamond Sports Group LLC (CCC/Caa1) (1M LIBOR + 3.250%)
2,714,257	3.360	08/24/26	1,250,811
DirecTV Financing, LLC (BB/Ba3) (3M LIBOR + 5.000%)
9,530,625	5.750	08/02/27	9,533,389
Nexstar Broadcasting, Inc. (BBB-/Ba2) (3M LIBOR + 2.500%)
3,855,424	2.599	09/18/26	3,844,359
Renaissance Holding Corp. (B-/B2) (1M LIBOR + 3.250%)
4,272,247	3.354	05/30/25	4,227,986
Renaissance Holding Corp. (CCC/Caa2) (1M LIBOR + 7.000%)
3,200,000	7.104	05/29/26	3,204,512
The E.W. Scripps Co. (BB/Ba3) (1M LIBOR + 3.000%)
3,854,619	3.750	01/07/28	3,849,262

			32,403,759

Media - Cable(b) – 2.0%
Altice Financing SA (B/B2)
(3M LIBOR + 2.750%)
8,911,088	2.874	07/15/25	8,790,165
(3M LIBOR + 2.750%)
3,987,141	2.874	01/31/26	3,939,295
Altice France SA (B/B2) (3M LIBOR + 3.688%)
4,389,609	3.811	01/31/26	4,346,811
Charter Communications Operating LLC (BBB-/Ba1) (1M LIBOR + 1.750%)
1,283,586	1.860	02/01/27	1,270,545
Cogeco Communications, Inc. (BB/B1) (1M LIBOR + 2.000%)
3,220,427	2.104	01/03/25	3,195,469

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Media - Cable(b) – (continued)
Cogeco Financing 2 LP (BB/B1) (1M LIBOR + 2.500%)
$7,500,000	3.000%		09/01/28	$ 7,460,175
CSC Holdings LLC (BB/Ba3)
(3M LIBOR + 2.250%)
4,871,910	2.360		07/17/25	4,792,741
(3M LIBOR + 2.500%)
3,875,497	2.610		04/15/27	3,822,209
iHeartCommunications, Inc. (B+/B1)
(1M LIBOR + 3.000%)
6,383,982	3.104		05/01/26	6,337,251
(1M LIBOR + 3.250%)
5,082,591	3.750		05/01/26	5,077,813
UPC Financing Partnership (BB-/B1) (3M LIBOR + 3.000%)
4,300,000	3.110		01/31/29	4,282,972
Virgin Media Bristol LLC (BB-/Ba3)
(3M LIBOR + 2.500%)
4,858,080	2.610		01/31/28	4,810,519
(3M LIBOR + 3.250%)
3,950,000	3.360		01/31/29	3,945,694
Ziggo Financing Partnership B.V. (B+/B1) (3M LIBOR + 2.500%)
6,500,000	2.610		04/30/28	6,424,145

				68,495,804

Media - Non Cable – 1.5%
Entercom Media Corp. (BB-/Ba3)(b) (1M LIBOR + 2.500%)
2,321,934	2.602		11/18/24	2,289,427
Getty Images, Inc. (B-/B2)(b) (1M LIBOR + 4.500%)
10,659,033	4.625		02/19/26	10,661,271
Gray Television, Inc. (BB/Ba2)
3,000,000	0.000	(c)	12/01/28	2,982,750
(1M LIBOR + 2.500%)
4,650,000	2.599	(b)	01/02/26	4,609,777
Hubbard Radio LLC (B/B2)(b) (1M LIBOR + 4.250%)
9,116,231	5.250		03/28/25	9,139,021
Lions Gate Capital Holdings LLC (B+/Ba2)(b) (1M LIBOR + 2.250%)
6,781,558	2.354		03/24/25	6,716,591
Metro-Goldwyn-Mayer, Inc. (BB-/Ba3)(b) (1M LIBOR + 2.500%)
2,187,814	2.610		07/03/25	2,170,727
Metro-Goldwyn-Mayer, Inc. (CCC+/B3)(b) (1M LIBOR + 4.500%)
1,050,000	5.500		07/03/26	1,047,049
NEP/NCP Holdco, Inc. (B/B3)(b) (1M LIBOR + 3.250%)
2,790,829	3.354		10/20/25	2,729,961
NEP/NCP Holdco, Inc. (CCC/Caa2)(b) (1M LIBOR + 7.000%)
3,200,000	7.104		10/19/26	3,127,200
Prometric Holdings, Inc. (B-/B2)(b) (1M LIBOR + 3.000%)
4,756,213	4.000		01/29/25	4,692,290

				50,166,064

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Metal Fabricate/Hardware(b) – 0.2%
Grinding Media, Inc. (B/B2) (3M LIBOR + 4.000%)
$5,760,563	4.750%	10/12/28	$ 5,746,161

Metals & Mining(b) – 0.4%
Anvil International LLC (B-/B3) (1M LIBOR + 5.000%)
5,994,010	5.110	05/28/26	5,941,563
Atkore International, Inc. (BB+/Ba1) (3M LIBOR + 2.000%)
3,869,875	2.500	05/26/28	3,862,638
Crosby US Acquisition Corp. (B-/B2) (1M LIBOR + 4.750%)
3,301,705	4.854	06/26/26	3,289,324
U.S. Silica Co. (B-/B3) (1M LIBOR + 4.000%)
1,522,530	5.000	05/01/25	1,485,898

			14,579,423

Miscellaneous Manufacturing(b) – 0.3%
Momentive Performance Materials, Inc. (B+/B1) (1M LIBOR + 3.250%)
9,312,268	3.360	05/15/24	9,296,717

Oil & Gas – 0.2%
Parkway Generation LLC (NR/NR)(c)
2,807,018	0.000	11/05/28	2,786,835
392,982	0.000	11/05/28	390,526
Southwestern Energy Co. (BBB-/Baa2)(b) (3M LIBOR + 2.500%)
2,725,000	3.000	06/22/27	2,726,717

			5,904,078

Oil Field Services(b) – 0.3%
Apergy Corp. (BBB-/Ba2) (1M LIBOR + 5.000%)
2,661,180	6.000	06/03/27	2,693,407
Delek US Holdings, Inc. (BB/B1) (1M LIBOR + 2.250%)
5,459,230	2.352	03/31/25	5,295,453
Waterbridge Midstream Operating LLC (CCC+/B3) (6M LIBOR + 5.750%)
4,099,114	6.750	06/22/26	3,990,242

			11,979,102

Packaging – 3.0%
Altium Packaging LLC (B+/B2)(b) (1M LIBOR + 2.750%)
9,635,148	3.250	02/03/28	9,526,752
Berlin Packaging LLC (B-/B2)(b) (3M LIBOR + 3.250%)
8,979,875	3.750	03/11/28	8,898,068
BWAY Holding Co. (B-/B3)(b) (1M LIBOR + 3.250%)
5,453,240	3.354	04/03/24	5,375,314

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Packaging – (continued)
Canister International Group, Inc. (B/B2)(b) (1M LIBOR + 4.750%)
$3,353,355	4.854%		12/21/26	$ 3,361,739

Charter NEX US, Inc. (B/B2) (b) (1M LIBOR + 3.750%)
13,055,639	4.500		12/01/27	13,071,959
Flex Acquisition Co., Inc. (B/B2)(b)
(3M LIBOR + 3.000%)
$3,193,464	3.131		06/29/25	3,161,530
(3M LIBOR + 3.500%)
7,662,784	4.000		03/02/28	7,642,018
LABL, Inc. (B-/B2)(c)
7,500,000	0.000		10/29/28	7,481,250
Plaze, Inc. (B/B3)
1,994,911	0.000	(c)	08/03/26	1,945,038
(1M LIBOR + 3.750%)
1,606,337	4.500	(b)	08/03/26	1,590,274
Pretium PKG Holdings, Inc. (B-/B2)(b) (6M LIBOR + 4.000%)
5,575,000	4.500		10/02/28	5,559,000
Pro Mach Group, Inc. (B-/B2)(b)
(3M LIBOR + 4.000%)
133,380	4.000		08/31/28	133,713
(3M LIBOR + 4.000%)
4,108,101	5.000		08/31/28	4,118,371
Reynolds Group Holdings, Inc. (B+/B1)(b)
(1M LIBOR + 3.250%)
5,137,920	3.354		02/05/26	5,104,215
(1M LIBOR + 3.500%)
2,369,063	4.000		09/20/28	2,363,519
Tosca Services LLC (B/B2) (b) (1M LIBOR + 3.500%)
8,100,520	4.250		08/18/27	8,075,246
TricorBraun Holdings, Inc. (B-/B2)(b) (1M LIBOR + 3.250%)
7,739,894	3.750		03/03/28	7,677,510
Trident TPI Holdings, Inc. (B-/B2)(b)
(3M LIBOR + 3.250%)
4,671,685	4.250		10/17/24	4,668,041
(3M LIBOR + 4.000%)
184,767	4.000		09/15/28	184,449
(3M LIBOR + 4.000%)
3,232,272	4.500		09/15/28	3,226,712

				103,164,718

Paper(b) – 0.4%
Clearwater Paper Corp. (BB+/Ba1) (1M LIBOR + 3.000%)
2,180,350	3.125		07/26/26	2,169,449
Pregis TopCo Corp. (B-/B2) (1M LIBOR + 4.000%)
3,890,250	4.500		07/31/26	3,865,936
Pregis TopCo Corp. (B-/B2) (1M LIBOR + 4.000%)
6,229,838	4.104		07/31/26	6,198,689

				12,234,074

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Pharmaceuticals(b) – 0.7%
Gainwell Acquisition Corp. (B+/B2) (3M LIBOR + 4.000%)
$14,539,550	4.750%		10/01/27	$ 14,561,359
Horizon Therapeutics USA, Inc. (BB+/Ba1) (1M LIBOR + 1.750%)
3,324,875	2.250		03/15/28	3,310,611
Option Care Health, Inc. (BB-/Ba3) (1M LIBOR + 2.750%)
2,700,000	3.250		10/27/28	2,694,087
Sunshine Luxembourg VII S.a.r.l. (B-/B2) (3M LIBOR + 3.750%)
3,682,216	4.500		10/01/26	3,693,742

				24,259,799

Pipelines – 1.4%
AL NGPL Holdings LLC (B+/Ba3)(b) (3M LIBOR + 3.750%)
3,940,125	4.750		04/14/28	3,959,826
BCP Raptor LLC (B/B2)(b) (1M LIBOR + 4.250%)
1,511,117	5.250		06/24/24	1,507,551
BCP Raptor LLC (B-/B2)(b) (1M LIBOR + 4.750%)
2,156,863	4.854		11/03/25	2,146,078
Buckeye Partners LP (BBB-/Ba1)(b) (1M LIBOR + 2.250%)
5,378,515	2.354		11/01/26	5,354,688
Centurion Pipeline Co. LLC (BB/B1)(b)
(1M LIBOR + 2.250%)
1,234,485	0.000		09/29/25	1,231,399
(1M LIBOR + 4.000%)
1,544,400	4.104	(d)	09/28/25	1,532,817
ITT Holdings LLC (BB/Ba2)(b) (1M LIBOR + 2.750%)
6,334,125	3.250		07/10/28	6,296,120
Medallion Midland Acquisition, LLC (B/B2)(b) (1M LIBOR + 3.750%)
4,389,000	4.500		10/18/28	4,364,861
Navitas Midstream Midland Basin LLC (B/B2)(b) (1M LIBOR + 4.000%)
3,912,868	4.750		12/13/24	3,899,173
NorthRiver Midstream Finance LP (BB/Ba3)(b) (3M LIBOR + 3.250%)
4,517,804	3.382		10/01/25	4,506,510
Oryx Midstream Services Permian Basin LLC (BB-/Ba3)(c)
9,500,000	0.000		10/05/28	9,430,270
Prairie ECI Acquiror LP (B/B3)(b) (1M LIBOR + 4.750%)
3,079,942	4.854		03/11/26	2,977,719

				47,207,012

Pipelines(b) – 0.2%
Freeport LNG Investments, LLLP (B+/B1) (3M LIBOR + 3.500%)
6,025,000	4.000		12/21/28	5,962,882

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans (a) – (continued)
Real Estate Investment Trust(b) – 0.3%
Forest City Enterprises LP (B+/B2) (1M LIBOR + 3.500%)
	$9,465,906	3.601%	12/08/25	$ 9,323,917

Real Estate Investment Trust(b) – 0.1%
Brookfield Property REIT, Inc. (BB+/B1) (1M LIBOR + 2.500%)
	4,599,273	2.604	08/27/25	4,528,352

Restaurants(b) – 0.3%
1011778 B.C. Unlimited Liability Co. (BB+/Ba2) (1M LIBOR + 1.750%)
	9,464,616	1.854	11/19/26	9,322,646

Retailers – 1.9%
BCPE Empire Holdings, Inc. (NR/B2)(c)
	5,025,000	0.000	06/11/26	5,008,447
BCPE Empire Holdings, Inc. (B-/B2)(b) (1M LIBOR + 4.000%)
	7,646,112	4.104	06/11/26	7,588,766
Dealer Tire LLC (B-/B1)(b) (1M LIBOR + 4.250%)
	8,020,097	4.354	12/12/25	8,008,067
EG America LLC (B-/B3)(b) (3M LIBOR + 4.000%)
	5,113,867	4.224	02/07/25	5,089,014
EG Group Ltd. (B-/B3)(b)
(3M LIBOR + 4.000%)
	2,799,005	4.224	02/07/25	2,785,402
(3M LIBOR + 4.250%)
	7,272,227	4.750	03/31/26	7,317,678
OEConnection LLC (B-/B2)(b) (1M LIBOR + 4.000%)
	7,918,847	4.104	09/25/26	7,882,579
Resideo Funding, Inc. (BBB-/Ba2)(b) (3M LIBOR + 2.250%)
	3,710,769	2.750	02/11/28	3,701,492
Staples, Inc. (B/B2)(b) (3M LIBOR + 5.000%)
	13,902,407	5.132	04/16/26	13,409,567
TruGreen LP (B/B1)(b) (1M LIBOR + 4.000%)
	2,871,000	4.750	11/02/27	2,871,890
TruGreen LP (CCC+/Caa1)(b) (3M LIBOR + 8.500%)
	2,200,000	9.250	11/02/28	2,222,000

				65,884,902

Retailing – 1.0%
Beacon Roofing Supply, Inc. (BB-/Ba3)(b) (1M LIBOR + 2.250%)
	3,126,534	2.354	05/19/28	3,106,211
Constellation Automotive Limited (NR/NR)(b)
(3M LIBOR + 7.500%)
GBP	700,000	7.564	07/30/29	956,069
(6M EURIBOR + 4.000%)
EUR	2,800,000	4.000	07/28/28	3,189,520

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)– (continued)
Retailing – (continued)
Great Outdoors Group, LLC (BB-/B1)(b) (3M LIBOR + 3.750%)
$4,935,142	4.500%	03/06/28	$ 4,936,179
Harbor Freight Tools USA, Inc. (BB-/Ba3)(b) (1M LIBOR + 2.750%)
9,445,304	3.250	10/19/27	9,417,157
New Era Cap Co., Inc. (BB-/B2)(c)
6,750,000	0.000	07/13/27	6,648,750
Restoration Hardware, Inc. (BB/Ba2)(b) (3M LIBOR + 2.500%)
6,084,750	3.000	10/20/28	6,066,496

			34,320,382

Semiconductors – 0.4%
Allegro Microsystems, Inc. (BB/B1)(b) (3M LIBOR + 3.750%)
150,000	4.250	09/30/27	149,625
MKS Instruments, Inc. (NR/NR)(c)
9,300,000	0.000	10/21/28	9,274,425
Synaptics Incorporated (NR/NR)(c)
3,092,250	0.000	12/02/28	3,084,519

			12,508,569

Software(c) – 0.1%
Press Ganey Holdings, Inc. (B/B2)
2,786,000	0.000	07/24/26	2,783,381

Technology - Hardware(b) – 0.3%
CommScope, Inc. (B/Ba3) (1M LIBOR + 3.250%)
6,424,219	3.354	04/06/26	6,334,537
ON Semiconductor Corp. (BB+/Baa3) (1M LIBOR + 2.000%)
5,021,348	2.104	09/19/26	5,013,214

			11,347,751

Technology - Software – 5.4%
Ahead Data Blue LLC (NR/B1)(b) (3M LIBOR + 3.750%)
7,556,294	4.500	10/18/27	7,558,183
AppLovin Corp. (B+/B1)(c)
7,980,000	0.000	10/25/28	7,958,374
AppLovin Corp. (B+/B1)(b) (1M LIBOR + 3.250%)
10,524,733	3.354	08/15/25	10,493,474
Apttus Corp. (B-/B3)(b) (3M LIBOR + 4.250%)
3,291,750	5.000	05/08/28	3,294,482
Aspect Software, Inc. (B-/B2)(b) (3M LIBOR + 5.250%)
4,552,125	6.000	05/08/28	4,461,082
Aspect Software, Inc. (CCC+/Caa2)(b) (3M LIBOR + 9.000%)
1,225,000	9.750	05/07/29	1,203,563

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a)– (continued)
Technology - Software – (continued)
Banff Merger Sub, Inc. (B-/B2)(b) (3M LIBOR + 3.750%)
	$7,394,317	3.974%	10/02/25	$ 7,342,557
Castle US Holding Corp. (B-/B3)(b) (3M LIBOR + 3.750%)
	10,137,839	3.974	01/29/27	10,033,622
Cloudera, Inc. (B-/B2)(b) (1M LIBOR + 3.750%)
	8,000,000	4.250	10/08/28	7,970,000
Cloudera, Inc. (CCC/Caa2)(b) (1M LIBOR + 6.000%)
	3,175,000	6.500	10/08/29	3,167,062
ConnectWise, LLC (NR/B2)(b) (3M LIBOR + 3.500%)
	7,700,000	4.000	09/29/28	7,673,897
Flexera Software LLC (B-/B1)(b) (3M LIBOR + 3.750%)
	4,239,694	4.500	03/03/28	4,239,100
Go Daddy Operating Co. LLC (BB/Ba1)(b) (1M LIBOR + 1.750%)
	1,986,086	1.854	02/15/24	1,972,302
Go Daddy Operating Co. LLC (BB/Ba1)(b) (1M LIBOR + 2.000%)
	1,253,159	2.104	08/10/27	1,241,994
Howden Group Holdings Ltd. (NR/NR)(c)
	575,000	0.000	11/12/27	571,769
Idera, Inc. (NR/B2)(b) (3M LIBOR + 3.500%)
	8,001,703	4.500	03/02/28	7,989,221
Idera, Inc. (CCC/Caa2)(b) (1M LIBOR + 6.750%)
	3,415,000	7.500	03/02/29	3,415,000
ION Trading Finance Limited (B/B3)(b) (3M LIBOR + 4.750%)
	5,696,375	4.974	04/03/28	5,704,293
ION Trading Technologies S.a.r.l. (B/B3)(b) (3M EURIBOR + 4.250%)
EUR	995,000	4.250	04/03/28	1,134,008
Ivanti Software, Inc. (NR/NR)(b) (3M LIBOR + 4.250%)
	$1,915,375	5.000	12/01/27	1,915,969
Loyalty Ventures, Inc. (BB-/B1)(b) (1M LIBOR + 4.500%)
	5,825,000	5.000	11/03/27	5,786,147
Magenta Buyer LLC (B/B2)(b) (3M LIBOR + 5.000%)
	8,877,750	5.750	07/27/28	8,847,211
Magenta Buyer LLC (CCC+/Caa2)(b) (3M LIBOR + 8.250%)
	1,300,000	9.000	07/27/29	1,288,222
Mediaocean LLC (B/B2)(b) (1M LIBOR + 3.500%)
	4,300,000	4.000	12/15/28	4,278,500
Peraton Corp. (NR/NR)(b) (1M LIBOR + 7.750%)
	3,450,000	8.500	02/01/29	3,488,812
Peraton Corp. (B+/B1)(b) (1M LIBOR + 3.750%)
	19,162,416	4.500	02/01/28	19,155,518

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)– (continued)
Technology - Software – (continued)
Redstone Buyer LLC (B/B2)(b) (3M LIBOR + 4.750%)
$4,114,688	5.500%	04/27/28	$ 3,920,515
Redstone Buyer LLC (B-/Caa2)(b) (3M LIBOR + 7.750%)
2,150,000	8.500	04/27/29	1,974,410
Tibco Software, Inc. (B-/B2)(b) (1M LIBOR + 3.750%)
6,168,814	3.852	06/30/26	6,117,058
Uber Technologies, Inc. (B+/B1)(b) (1M LIBOR + 3.500%)
6,101,769	3.604	04/04/25	6,100,061
(1M LIBOR + 3.500%)
2,785,302	3.604	02/25/27	2,783,909
VS Buyer LLC (B/B1)(b) (1M LIBOR + 3.000%)
6,877,574	3.104	02/28/27	6,840,297
Zelis Healthcare Corp. (B/B2)(b) (1M LIBOR + 3.500%)
8,587,914	3.599	09/30/26	8,522,302
ZoomInfo LLC (BB/Ba2)(b) (1M LIBOR + 3.000%)
4,716,243	3.104	02/02/26	4,722,138

			183,165,052

Technology - Software/Services(b) – 6.9%
Aston Finance Co. S.a.r.l. (B-/B2) (1M LIBOR + 4.250%)
613,939	4.352	10/09/26	609,077
Athenahealth, Inc. (B/B2) (3M LIBOR + 4.250%)
11,550,113	4.400	02/11/26	11,538,563
Bracket Intermediate Holding Corp. (B-/B2) (3M LIBOR + 4.250%)
3,880,760	4.377	09/05/25	3,867,177
Camelot U.S. Acquisition 1 Co. (B/B1)
(1M LIBOR + 3.000%)
10,243,374	3.104	10/30/26	10,164,397
(1M LIBOR + 3.000%)
5,682,177	4.000	10/30/26	5,673,313
CentralSquare Technologies LLC (B-/Caa1) (3M LIBOR + 3.750%)
10,778,710	3.974	08/29/25	10,145,461
Ceridian HCM Holding, Inc. (B+/B1) (1 Week LIBOR + 2.500%)
10,735,139	2.577	04/30/25	10,607,713
ConvergeOne Holdings, Inc. (B-/B2) (1M LIBOR + 5.000%)
4,898,910	5.104	01/04/26	4,789,468
DCert Buyer, Inc. (NR/NR) (1M LIBOR + 7.000%)
1,700,000	7.104	02/19/29	1,700,000
DCert Buyer, Inc. (B-/B2) (1M LIBOR + 4.000%)
12,219,161	4.104	10/16/26	12,187,268
Dynatrace LLC (BB+/Ba3) (1M LIBOR + 2.250%)
2,254,191	2.354	08/22/25	2,245,265
Electronics for Imaging, Inc. (CCC+/B3) (1M LIBOR + 5.000%)
1,837,500	5.104	07/23/26	1,791,563

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)– (continued)
Technology - Software/Services(b) – (continued)
Emerald TopCo, Inc. (B/B2) (3M LIBOR + 3.500%)
$3,441,144	3.629%	07/24/26	$ 3,422,871
Epicor Software Corp. (B-/B2) (1M LIBOR + 3.250%)
6,811,021	4.000	07/30/27	6,801,622
Epicor Software Corp. (CCC/Caa2) (1M LIBOR + 7.750%)
200,000	8.750	07/31/28	204,334
Eta Australia Holdings III Pty Ltd. (B-/B3) (1M LIBOR + 4.000%)
8,005,944	4.104	05/06/26	7,939,254
Finastra USA, Inc. (B-/B2) (3M LIBOR + 3.500%)
2,347,941	4.500	06/13/24	2,335,826
Finastra USA, Inc. (CCC/Caa2) (3M LIBOR + 7.250%)
1,625,000	8.250	06/13/25	1,620,385
First Advantage Holdings LLC (BB-/B1) (1M LIBOR + 2.750%)
6,179,124	2.854	01/31/27	6,148,228
Genuine Financial Holdings LLC (B/B2) (1M LIBOR + 3.750%)
3,570,447	3.852	07/11/25	3,553,488
Grab Holdings, Inc. (B-/B2) (1M LIBOR + 4.500%)
10,516,738	5.500	01/29/26	10,529,884
Greeneden U.S. Holdings II LLC (B-/B3) (1M LIBOR + 4.000%)
1,985,000	4.750	12/01/27	1,990,796
Hyland Software, Inc. (B-/B1) (1M LIBOR + 3.500%)
3,224,938	4.250	07/01/24	3,234,613
Hyland Software, Inc. (CCC/Caa1) (1M LIBOR + 6.250%)
2,016,000	7.000	07/07/25	2,028,600
MA Finance Co. LLC (BB-/B1) (1M LIBOR + 2.750%)
401,432	2.854	06/21/24	397,670
Marcel LUX IV S.a.r.l. (BB-/B1) (1M LIBOR + 3.250%)
9,382,891	3.354	03/15/26	9,367,222
McAfee LLC (BB/B1) (1M LIBOR + 3.750%)
3,413,960	3.852	09/30/24	3,415,871
Panther Commercial Holdings LP (B-/B3) (3M LIBOR + 4.500%)
4,726,250	5.000	01/07/28	4,727,432
Park Place Technologies LLC (B-/B2) (1M LIBOR + 5.000%)
1,588,000	6.000	11/10/27	1,582,045
Presidio, Inc. (B/B1) (3M LIBOR + 3.500%)
3,930,076	3.630	01/22/27	3,920,250
Project Boost Purchaser LLC (B-/B2) (1M LIBOR + 3.500%)
8,687,290	3.604	06/01/26	8,676,431
QBS Parent, Inc. (B/B2) (3M LIBOR + 4.250%)
4,160,634	4.474	09/22/25	4,053,164

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software/Services(b) – (continued)
Quest Software US Holdings, Inc. (B/B2) (3M LIBOR + 4.250%)
	$2,949,418	4.379%	05/16/25	$ 2,943,903
Rocket Software, Inc. (B-/B2) (1M LIBOR + 4.250%)
	1,927,492	4.354	11/28/25	1,913,942
Seattle SpinCo, Inc. (BB-/B1) (1M LIBOR + 2.750%)
	2,710,967	2.854	06/21/24	2,685,565
Severin Acquisition LLC (B-/B2) (1M LIBOR + 3.000%)
	7,464,022	3.104	08/01/25	7,420,506
SS&C Holdings Europe S.a.r.l. (BB+/Ba2) (1M LIBOR + 1.750%)
	1,221,796	1.854	04/16/25	1,206,988
SS&C Technologies, Inc. (BB+/Ba2) (1M LIBOR + 1.750%)
	1,505,100	1.854	04/16/25	1,486,858
Taboola.com Ltd (NR/NR) (3M LIBOR + 4.000%)
	8,079,750	4.500	08/17/28	7,998,952
team.blue Finco SARL (NR/NR) (3M EURIBOR + 3.750%)
EUR	2,025,000	3.750	03/27/28	2,300,113
The Dun & Bradstreet Corp. (B+/B1) (1M LIBOR + 3.250%)
	$15,145,451	3.352	02/06/26	15,075,176
The Ultimate Software Group, Inc. (B-/B1) (1M LIBOR + 3.750%)
	4,838,625	3.854	05/04/26	4,820,480
The Ultimate Software Group, Inc. (B-/WR) (3M LIBOR + 1.000%)
	10,644,673	4.000	05/04/26	10,568,160
Ultra Clean Holdings, Inc. (B+/B1) (1M LIBOR + 3.750%)
	4,673,929	3.854	08/27/25	4,675,892
Upland Software, Inc. (B/B2) (1M LIBOR + 3.750%)
	5,418,642	3.854	08/06/26	5,401,031
Virtusa Corp. (B+/B2) (1M LIBOR + 3.750%)
	5,736,650	4.500	02/11/28	5,750,992

				235,517,809

Telecommunication Services(b) – 4.0%
Buzz Merger Sub Ltd. (B/B1)
(1M LIBOR + 2.750%)
	$3,816,468	2.851	01/29/27	3,797,386
(1M LIBOR + 3.250%)
267,727		3.750	01/29/27	266,054
CCI Buyer, Inc. (B-/B1) (3M LIBOR + 3.750%)
	7,079,647	4.500	12/17/27	7,079,647
CenturyLink, Inc. (BBB-/Ba3) (1M LIBOR + 2.250%)
	5,061,438	2.354	03/15/27	4,999,587
CNT Holdings I Corp (NR/Caa2) (3M LIBOR + 6.750%)
	525,000	7.500	11/06/28	526,969

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Telecommunication Services(b) – (continued)
CNT Holdings I Corp. (B/B2) (3M LIBOR + 3.750%)
$8,436,250	4.250%	11/08/27	$ 8,434,731
Connect Finco S.a.r.l. (B+/B1) (1M LIBOR + 3.500%)
5,336,164	4.500	12/11/26	5,333,282
Delta TopCo, Inc. (B-/B2) (3M LIBOR + 3.750%)
1,467,625	4.500	12/01/27	1,468,153
Delta TopCo, Inc. (CCC/Caa2) (3M LIBOR + 7.250%)
575,000	8.000	12/01/28	577,335
Digicel International Finance Ltd. (NR/Caa1) (6M LIBOR + 3.250%)
3,683,108	3.500	05/28/24	3,578,139
Frontier Communications Corp. (B+/B3) (3M LIBOR + 3.750%)
1,985,000	4.500	05/01/28	1,981,030
GTT Communications, Inc. (D/WR) (3M LIBOR + 4.750%)
1,465,432	4.974	05/31/25	1,304,542
Hoya Midco LLC (B/B1) (1M LIBOR + 3.500%)
5,050,304	4.500	06/30/24	5,045,052
Imperva, Inc. (B-/B2) (3M LIBOR + 4.000%)
9,748,120	5.000	01/12/26	9,722,190
Intelsat Jackson Holdings SA (NR/WR)
(1M LIBOR + 8.625%)
3,375,000	8.625	01/02/24	3,368,149
(3M PRIME + 4.750%)
3,844,000	8.000	11/27/23	3,832,776
Level 3 Financing, Inc. (BBB-/Ba1) (1M LIBOR + 1.750%)
3,823,623	1.854	03/01/27	3,771,048
LogMeIn, Inc. (B/B2) (3M LIBOR + 4.750%)
7,793,943	4.839	08/31/27	7,743,049
MH Sub I LLC (B/B2)
(1M LIBOR + 3.500%)
5,533,406	3.604	09/13/24	5,501,589
(1M LIBOR + 3.750%)
3,518,086	4.750	09/13/24	3,521,745
MH Sub I LLC (B/Caa2) (1M LIBOR + 6.250%)
600,000	6.352	02/12/29	602,748
MLN US Holding Co. LLC (CCC+/B3) (1M LIBOR + 4.500%)
2,683,201	4.603	11/30/25	2,586,552
Numericable Group SA (B/B2) (3M LIBOR + 2.750%)
4,652,269	2.879	07/31/25	4,561,177
Project Alpha Intermediate Holding, Inc. (B/B3) (1M LIBOR + 4.000%)
6,853,292	5.000	04/26/24	6,857,609
PUG LLC (B-/B3) (1M LIBOR + 3.500%)
9,123,049	3.604	02/12/27	8,904,461
SBA Senior Finance II LLC (BB+/Ba3) (1M LIBOR + 1.750%)
1,608,333	1.860	04/11/25	1,589,242

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Telecommunication Services(b) – (continued)
Shutterfly, Inc. (NR/B2) (d) (3M LIBOR + 5.000%)
$9,132,750	5.750%	09/25/26	$ 9,018,591
Sorenson Communications LLC (B+/B2) (3M LIBOR + 5.500%)
3,361,486	6.250	03/17/26	3,363,604
Syncsort Inc. (CCC/Caa2) (3M LIBOR + 7.250%)
3,175,000	8.000	04/23/29	3,165,094
Telesat Canada (BB-/B1) (2M LIBOR + 2.750%)
3,229,677	2.900	12/07/26	2,850,190
Zacapa LLC (B-/B2) (3M LIBOR + 4.500%)
8,393,666	4.724	07/02/25	8,390,141
Zayo Group Holdings, Inc. (B/B1) (1M LIBOR + 3.000%)
3,440,382	3.104	03/09/27	3,391,632

			137,133,494

Textiles(b) – 0.2%
CBI Buyer, Inc. (B/B1) (3M LIBOR + 3.250%)
6,599,356	3.750	01/06/28	6,567,745
CBI Buyer, Inc. (CCC+/Caa1) (3M LIBOR + 7.250%)
1,100,000	7.750	01/05/29	1,089,000

			7,656,745

Transportation(b) – 1.0%
Genesee & Wyoming, Inc. (BB+/Ba2) (3M LIBOR + 2.000%)
2,542,651	2.224	12/30/26	2,525,284
Kenan Advantage Group, Inc. (B-/B2) (1M LIBOR + 3.750%)
9,935,368	4.500	03/24/26	9,887,082
Kenan Advantage Group, Inc. (CCC/Caa2) (3M LIBOR + 7.250%)
2,050,000	8.000	09/01/27	2,039,750
LaserShip, Inc. (B-/B2) (3M LIBOR + 4.500%)
10,840,830	5.250	05/07/28	10,840,830
LaserShip, Inc. (CCC/Caa2) (6M LIBOR + 7.500%)
4,556,288	8.250	05/07/29	4,576,245
XPO Logistics, Inc. (BB+/Baa3) (1M LIBOR + 1.750%)
4,550,000	1.853	02/24/25	4,526,704

			34,395,895

TOTAL BANK LOANS (Cost $2,934,816,662)			$2,918,762,948

Corporate Obligations – 6.0%
Aerospace & Defense(e) – 0.1%
Spirit AeroSystems, Inc. (CCC+/Caa1)(f)
$2,790,000	4.600%	06/15/28	$ 2,796,975

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(e) – (continued)
TransDigm, Inc. (B-/B3)
$1,405,000	4.625%	01/15/29	$ 1,390,950
Triumph Group, Inc. (B/B1)(g)
438,000	8.875	06/01/24	478,515

			4,666,440

Airlines(g) – 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)
1,225,000	5.500	04/20/26	1,274,000

Automotive – 0.4%
Dornoch Debt Merger Sub, Inc. (CCC/Caa1)(e)(g)
5,970,000	6.625	10/15/29	5,910,300
Ford Motor Co. (BB+/Ba2)(g)(h)
1,331,000	0.000	03/15/26	1,830,957
Ford Motor Credit Co. LLC (BB+/Ba2)(e)
2,650,000	4.140	02/15/23	2,715,911
650,000	4.687	06/09/25	698,300
Tenneco, Inc. (B+/Ba3) (e) (g)
3,510,000	5.125	04/15/29	3,431,025

			14,586,493

Banks(e)(g) – 0.1%
Freedom Mortgage Corp. (B/B2)
3,120,000	6.625	01/15/27	3,045,900

Biotechnology(e)(g) – 0.1%
Grifols Escrow Issuer SA (B/B3)
1,665,000	4.750	10/15/28	1,700,381

Chemicals(e)(g) – 0.4%
Axalta Coating Systems LLC (BB-/B1)
888,000	3.375	02/15/29	858,030
Diamond BC BV (B/Caa1)
1,055,000	4.625	10/01/29	1,045,769
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)
553,000	9.000	07/01/28	588,945
Polar US Borrower LLC/Schenectady International Group, Inc. (CCC+/Caa2)
4,260,000	6.750	05/15/26	4,169,475
Rayonier AM Products, Inc. (B+/B1)
240,000	7.625	01/15/26	251,400
The Chemours Co. (BB-/B1)
1,445,000	5.750	11/15/28	1,504,606

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(e)(g) – (continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (B/B2)
	$2,795,000	5.125%		04/01/29	$ 2,857,887
Unifrax Escrow Issuer Corp. (B-/B2)
	865,000	5.250		09/30/28	871,488

					12,147,600

Commercial Services(e)(g) – 0.5%
APX Group, Inc. (CCC/Caa1)
	4,060,000	5.750		07/15/29	4,019,400
HealthEquity, Inc. (B/B3)
	981,000	4.500		10/01/29	971,190
MPH Acquisition Holdings LLC (NR/NR)
	1,425,000	5.500		09/01/28	1,439,250
NESCO Holdings II, Inc. (B/B3)
	669,000	5.500		04/15/29	690,743
Paysafe Finance PLC/Paysafe Holdings US Corp. (B/B1)
	3,450,000	4.000		06/15/29	3,208,500
Sabre GLBL, Inc. (B/Ba3)
	416,000	9.250		04/15/25	464,880
The ADT Security Corp. (BB-/Ba3)
	3,802,000	4.125		08/01/29	3,754,475
Verisure Midholding AB (CCC+/Caa1)
EUR	1,075,000	5.250		02/15/29	1,241,890

					15,790,328

Distribution & Wholesale(e)(g) – 0.2%
American Builders & Contractors Supply Co, Inc. (B+/B1)
	$1,450,000	3.875		11/15/29	1,442,750
BCPE Empire Holdings, Inc. (CCC/Caa2)
	1,446,000	7.625		05/01/27	1,473,112
Wolverine Escrow LLC (CCC+/Caa3)
	2,639,000	8.500		11/15/24	2,480,660
	215,000	9.000	(f)	11/15/26	203,175

					5,599,697

Diversified Financial Services(e)(g) – 0.9%
Castlelake Aviation Finance DAC (B+/B2)(f)
	5,295,000	5.000		04/15/27	5,208,956
Jane Street Group/JSG Finance, Inc. (BB-/Ba2)
	3,808,000	4.500		11/15/29	3,855,600
Jefferies Finance LLC/JFIN Co-Issuer Corp. (BB-/B1)
	1,780,000	5.000		08/15/28	1,823,690

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(e)(g) – (continued)
LD Holdings Group LLC (B+/B2)
$3,205,000	6.125%	04/01/28	$ 3,004,687
LPL Holdings, Inc. (BB/Ba2)
2,489,000	4.000	03/15/29	2,545,003
Mozart Debt Merger Sub, Inc. (B+/B1)
10,100,000	3.875	04/01/29	10,062,125
PennyMac Financial Services, Inc. (BB-/B1)
2,330,000	4.250	02/15/29	2,236,800
United Wholesale Mortgage LLC (NR/Ba3)
3,330,000	5.500	04/15/29	3,255,075

			31,991,936

Electrical Components & Equipment(e)(g) – 0.1%
Energizer Holdings, Inc. (B/B2)
3,100,000	4.375	03/31/29	3,030,250

Electronics(e)(g) – 0.0%
II-VI, Inc. (B+/B2)
1,300,000	5.000	12/15/29	1,332,500

Engineering & Construction(e)(g) – 0.0%
Brundage-Bone Concrete Pumping Holdings, Inc. (B/B3)
343,000	6.000	02/01/26	356,720
Great Lakes Dredge & Dock Corp. (B/B2)
726,000	5.250	06/01/29	747,780

			1,104,500

Entertainment(e)(g) – 0.1%
Boyne USA, Inc. (B/B1)
660,000	4.750	05/15/29	679,800
Caesars Entertainment, Inc. (CCC+/Caa1)
2,215,000	4.625	10/15/29	2,223,306
Lions Gate Capital Holdings LLC (CCC+/B3)
2,015,000	5.500	04/15/29	2,040,188

			4,943,294

Food & Drug Retailing(e)(g) – 0.1%
Performance Food Group, Inc. (B+/B2)
1,675,000	4.250	08/01/29	1,654,062
US Foods, Inc. (B+/B3)
1,605,000	4.625	06/01/30	1,621,050

			3,275,112

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(e)(g) – 0.2%
Catalent Pharma Solutions, Inc. (BB-/B1)
$785,000	3.125%	02/15/29	$ 762,431
1,805,000	3.500	04/01/30	1,777,925
CHS/Community Health Systems, Inc. (CCC/Caa2)
1,125,000	6.125	04/01/30	1,116,563
DaVita, Inc. (B+/Ba3)
1,420,000	3.750	02/15/31	1,375,625

			5,032,544

Insurance(e)(g) – 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
2,500,000	4.250	10/15/27	2,500,000

Internet(e)(g) – 0.2%
ANGI Group LLC (B+/Ba3)
1,055,000	3.875	08/15/28	1,031,262
Cablevision Lightpath LLC (B+/B1)
2,469,000	3.875	09/15/27	2,394,930
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
1,942,000	3.500	03/01/29	1,922,580
Match Group Holdings II LLC (BB/Ba3)
665,000	3.625	10/01/31	645,050

			5,993,822

Investment Companies(e)(g) – 0.0%
Compass Group Diversified Holdings LLC
873,000	5.250	04/15/29	917,741

Leisure Time(e)(g) – 0.2%
Carnival Corp. (B/B2)
960,000	5.750	03/01/27	960,000
MajorDrive Holdings IV LLC (CCC+/Caa2)
2,543,000	6.375	06/01/29	2,450,816
Royal Caribbean Cruises Ltd. (B/B2)
1,860,000	5.500	04/01/28	1,887,900

			5,298,716

Lodging(e) – 0.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B-/B2)(g)
3,530,000	5.000	06/01/29	3,618,250
Marriott Ownership Resorts, Inc. (B/B1)(g)
560,000	4.500	06/15/29	562,100
MGM Resorts International (B+/Ba3)
2,281,000	4.750	10/15/28	2,360,835

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(e) – (continued)
Travel + Leisure Co. (BB-/Ba3)(g)
$4,332,000	4.500%		12/01/29	$ 4,332,000

				10,873,185

Media(e) – 0.3%
Diamond Sports Group LLC/Diamond Sports Finance Co. (CC/Ca)(f)(g)
3,225,000	6.625		08/15/27	911,063
Diamond Sports Group LLC/Diamond Sports Finance Co. (CC/Caa1)(g)
2,350,000	5.375		08/15/26	1,175,000
DISH DBS Corp. (B+/Ba3)(g)
2,675,000	5.250		12/01/26	2,715,125
iHeartCommunications, Inc. (CCC+/Caa1)
1	8.375		05/01/27	1
Nexstar Media, Inc. (B+/B2)(g)
879,000	4.750		11/01/28	895,481
Scripps Escrow II, Inc. (B/Caa1)(g)
450,000	5.375		01/15/31	459,000
Scripps Escrow II, Inc. (BB/Ba3)(g)
2,765,000	3.875		01/15/29	2,758,087
Townsquare Media, Inc. (B/B2)(g)
957,000	6.875		02/01/26	1,016,813
Univision Communications, Inc. (B/B2)(g)
1,500,000	6.625		06/01/27	1,612,500

				11,543,070

Miscellaneous Manufacturing(e) – 0.0%
Hillenbrand, Inc. (BB+/Ba1)
922,000	3.750		03/01/31	922,000

Oil Field Services(e) – 0.2%
CNX Resources Corp. (BB-/B1)(g)
525,000	6.000		01/15/29	546,000
Exterran Energy Solutions LP/EES Finance Corp. (B/B3)
1,280,000	8.125		05/01/25	1,184,000
Noble Finance Co. (NR/NR)(i)
(PIK 15.000%, Cash 11.000%)
76,081	11.000	(g)	02/15/28	83,689
(PIK 15.000%, Cash 11.000%)
36,307	11.000		02/15/28	39,938
Sunoco LP/Sunoco Finance Corp. (BB-/B1)(g)
1,425,000	4.500		04/30/30	1,453,500
Transocean, Inc. (CCC+/Ca)(g)
3,175,000	7.500		01/15/26	2,365,375

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services(e) – (continued)
Transocean, Inc. (CCC+/Caa3)(g)
	$2,145,000	11.500%	01/30/27	$ 2,102,100

				7,774,602

Packaging(e) – 0.3%
Kleopatra Finco S.a.r.l. (B/B2)(g)
EUR	1,075,000	4.250	03/01/26	1,179,950
Kleopatra Finco Sarl (B/B2)
	2,904,000	4.250	03/01/26	3,187,510
LABL, Inc. (B-/B2)(g)
	$1,905,000	5.875	11/01/28	1,943,100
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. (B+/B1)(g)
	2,940,000	4.375	10/15/28	2,910,600

				9,221,160

Pharmaceuticals(e)(g) – 0.1%
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)
	2,229,000	4.875	06/01/29	2,167,703

Pipelines(e)(g) – 0.1%
ITT Holdings LLC (B/B2)
	1,105,000	6.500	08/01/29	1,091,188
NGL Energy Operating LLC/NGL Energy Finance Corp. (BB-/B1)
	1,840,000	7.500	02/01/26	1,895,200

				2,986,388

Real Estate Investment Trust – 0.1%
SBA Communications Corp. (BB-/NR)
	605,000	3.125	02/01/29	605,000
SBA Communications Corp. (BB-/B1)(e)(g)
	605,000	3.125	02/01/29	580,800
Service Properties Trust (BB/Ba1)(e)
	455,000	7.500	09/15/25	491,210

				1,677,010

Retailing(e)(g) – 0.3%
Arko Corp. (B-/B3)
	3,276,000	5.125	11/15/29	3,149,055
Asbury Automotive Group, Inc. (BB/B1)
	1,420,000	4.625	11/15/29	1,444,850
Carvana Co. (CCC+/Caa2)
	585,000	5.500	04/15/27	577,688

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(e)(g) – (continued)
GYP Holdings III Corp. (B/B2)
	$790,000	4.625%	05/01/29	$ 790,147
LCM Investments Holdings II LLC (BB-/B2)
	2,285,000	4.875	05/01/29	2,336,412
Rite Aid Corp. (CCC/B3)
	1,350,000	8.000	11/15/26	1,377,000
Sonic Automotive, Inc. (BB-/B1)
	948,000	4.625	11/15/29	952,740
Specialty Building Products Holdings LLC/SBP Finance Corp. (B-/B2)
	855,000	6.375	09/30/26	894,544

				11,522,436

Software(e)(g) – 0.3%
Playtika Holding Corp. (B/B2)
	2,317,000	4.250	03/15/29	2,267,764
Rackspace Technology Global, Inc. (B+/B1)
	3,380,000	3.500	02/15/28	3,211,000
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B/B3)
	4,375,000	3.875	02/01/29	4,314,843

				9,793,607

Telecommunication Services(e)(g) – 0.3%
Altice France SA (B/B2)
	2,936,000	5.500	10/15/29	2,880,950
Level 3 Financing, Inc. (BB/Ba3)
	1,247,000	3.750	07/15/29	1,194,002
Lorca Telecom Bondco SA (B/B1)
EUR	5,505,000	4.000	09/18/27	6,375,366

				10,450,318

TOTAL CORPORATE OBLIGATIONS (Cost $204,541,883)				$ 203,162,733

Asset-Backed Securities(b)(g) – 1.2%
Collateralized Loan Obligations – 1.2%
Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR)(3M USD LIBOR + 3.800%)
	$5,400,000	3.922%	04/17/33	$ 5,349,786
ICG US CLO LLC Series 2015-2RA, Class C (NR/Baa3) (3M USD LIBOR + 3.500%)
	2,100,000	3.622	01/16/33	2,072,889
MidOcean Credit CLO VI Series 2016-6A, Class D1R (BBB-/NR) (3M USD LIBOR + 3.520%)
	3,700,000	3.652	04/20/33	3,633,837

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b)(g) – (continued)
Collateralized Loan Obligations – (continued)
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR (NR/Baa3) (3M USD LIBOR + 3.900%)
$2,600,000	4.024%	07/15/29	$ 2,567,562
Race Point VIII CLO Ltd. Series 2013-8A, Class DR2 (BBB-/NR) (3M USD LIBOR + 3.500%)
3,235,000	3.660	02/20/30	3,210,776
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3M USD LIBOR + 3.670%)
4,900,000	3.825	08/16/34	4,866,950
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3M USD LIBOR + 3.720%)
4,000,000	3.842	04/18/36	4,000,024
Tikehau US CLO I Ltd. Series 2021-1A, Class E (NR/NR) (3M USD LIBOR + 6.910%)
5,000,000	7.126	01/18/35	4,776,865
Tralee CLO V Ltd. Series 2018-5A, Class DR (BBB-/NR) (3M USD LIBOR + 3.810%)
7,000,000	3.942	10/20/34	6,643,203
Tralee CLO VII Ltd. Series 2021-7A, Class D (BBB-/NR) (3M USD LIBOR + 3.180%)
3,550,000	3.304	04/25/34	3,431,845

TOTAL ASSET-BACKED SECURITIES (Cost $40,954,372)			$ 40,553,737

Shares	Description	Value

Common Stocks – 0.3%
Aerospace & Defense – 0.2%
314,360	Swissport	$ 5,636,905

Energy Equipment & Services*(j) – 0.0%
58,419	FTS International, Inc. Class A	1,533,499
3,267	Noble Corp.	81,054

		1,614,553

Media – 0.1%
162,749	Bright Pattern Holding Co.(d)	1,627
579,399	Clear Channel Outdoor Holdings, Inc.*(j)	1,917,811

		1,919,438

Oil, Gas & Consumable Fuels – 0.0%
5,710	Noble Corp.	141,665

Specialty Retail – 0.0%
9,541	Neiman Marcus Group, Inc.	1,396,803

TOTAL COMMON STOCKS (Cost $12,559,944)		$ 10,709,364

Units	Expiration Date	Value

Warrant(j) – 0.0%
Aspect Software, Inc. Class B (NR/NR)(d)
162,749		$ 8,137
Cineworld Group PLC (NR/NR)
174,646		76,827
Noble Corp. (NR/NR)*
3,173		36,490
Noble Corp. (NR/NR)*
3,173		30,937

TOTAL WARRANT		$ 152,391

Shares	Description	Value

Exchange Traded Funds – 2.9%
2,278,847	Invesco Senior Loan ETF (NR/NR)(f)	$ 50,362,519
349,789	Nuveen Floating Rate Income Fund (NR/NR)(f)	3,557,354
348,796	Nuveen Floating Rate Income Opportunity Fund (NR/NR)(f)	3,533,303
921,468	SPDR Blackstone/GSO Senior Loan ETF (NR/NR)	42,046,585

TOTAL EXCHANGE TRADED FUNDS (Cost $98,931,481)		$ 99,499,761

Shares	Dividend Rate	Value

Investment Company(k) – 10.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
339,330,454	0.026%	$ 339,330,454
(Cost $339,330,454)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $3,631,150,661)		$3,612,171,388

Securities Lending Reinvestment Vehicle(k) – 1.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares (NR/NR)
38,398,680	0.026%	$ 38,398,680
(Cost $38,398,680)

TOTAL INVESTMENTS – 107.4% (Cost $3,669,549,341)		$3,650,570,068

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.4)%		(252,889,606)

NET ASSETS – 100.0%		$3,397,680,462

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	All or a portion of security is on loan.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Pay-in-kind securities.

(j)	Security is currently in default and/or non-income producing.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CP	— Commercial Paper
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

FCG Acquisitions, Inc. (B-/B2), due 03/31/28	$167,212	$166,690	$(522)
Fluid-Flow Products, Inc. (B-/B2), due 03/31/28	10,080	10,046	(36)
Pro Mach Group, Inc. (B-/B2), due 03/31/28	533,520	534,853	1,333
The Hillman Group, Inc. (B+/B1), due 03/31/28	1,109,255	1,101,662	(5,536)
Trident TPI Holdings, Inc. (B-/B2), due 03/31/28	274,398	273,926	(471)

TOTAL	$2,094,463	$2,087,177	$(5,232)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	6,185,841	USD	6,988,432	02/10/22	$59,838

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	94,035,761	EUR	83,173,257	02/10/22	$(733,499)

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

Ultra Long U.S. Treasury Bonds	2	03/22/22	$394,250	$(1,692)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(59)	03/22/22	(8,639,812)	(144,718)
2 Year U.S. Treasury Notes	(48)	03/31/22	(10,472,250)	9,339
5 Year U.S. Treasury Notes	(818)	03/31/22	(98,958,829)	(238,570)
10 Year U.S. Treasury Notes	(568)	03/22/22	(74,106,250)	(833,878)
20 Year U.S. Treasury Bonds	(10)	03/22/22	(1,604,375)	(23,941)

Total				$(1,231,768)

TOTAL FUTURES CONTRACTS				$(1,233,460)

Abbreviation:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 88.7%
Aerospace & Defense – 2.3%
Lockheed Martin Corp.
$850,000	4.070%		12/15/42	$ 1,007,029
Northrop Grumman Corp.
1,750,000	4.750		06/01/43	2,210,723
Raytheon Technologies Corp.(a)
1,975,000	4.125		11/16/28	2,210,163
The Boeing Co.(a)
1,950,000	3.450		11/01/28	2,046,720
1,775,000	3.250		02/01/35	1,788,898
500,000	3.550		03/01/38	506,720
2,200,000	3.375		06/15/46	2,120,294
575,000	3.625		03/01/48	571,251
900,000	3.850		11/01/48	927,162
900,000	5.805		05/01/50	1,218,348

				14,607,308

Agriculture(a) – 1.1%
Altria Group, Inc.
2,571,000	4.400		02/14/26	2,823,369
BAT Capital Corp.
620,000	3.222		08/15/24	644,887
1,025,000	2.789		09/06/24	1,056,232
200,000	3.557		08/15/27	209,940
1,350,000	2.259		03/25/28	1,316,979
1,125,000	4.390		08/15/37	1,187,145

				7,238,552

Automotive – 2.1%
General Motors Co.
2,425,000	5.400		10/02/23	2,597,102
1,325,000	6.600	(a)	04/01/36	1,789,161
825,000	5.200		04/01/45	1,020,855
725,000	5.950	(a)	04/01/49	991,495
General Motors Financial Co, Inc.(a)
1,750,000	2.700		08/20/27	1,790,057
General Motors Financial Co., Inc.(a)
1,275,000	1.500		06/10/26	1,255,263

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
General Motors Financial Co., Inc.(a)
	$2,150,000	5.650%		01/17/29	$ 2,552,308
	650,000	2.350		01/08/31	631,222
Stellantis Finance US, Inc.(a)(b)
	900,000	1.711		01/29/27	885,627

					13,513,090

Banks – 21.4%
ABN AMRO Bank NV(a)(c) (-1x 5 Year EUR Swap + 4.674%)
EUR	600,000	4.375		12/31/99	731,914
AIB Group PLC(b)
	$5,500,000	4.750		10/12/23	5,818,395
Banco Santander SA
	1,000,000	2.746		05/28/25	1,034,410
	400,000	5.179		11/19/25	444,576
	1,600,000	4.250		04/11/27	1,758,912
	1,000,000	2.749		12/03/30	977,950
Bank of America Corp.
	3,700,000	3.950		04/21/25	3,956,151
(3M USD LIBOR + 0.990%)
	275,000	2.496	(a)(c)	02/13/31	275,996
(3M USD LIBOR + 1.040%)
	2,863,000	3.419	(a)(c)	12/20/28	3,059,574
(3M USD LIBOR + 1.070%)
	2,075,000	3.970	(a)(c)	03/05/29	2,272,042
(3M USD LIBOR + 1.210%)
	1,350,000	3.974	(a)(c)	02/07/30	1,488,942
(3M USD LIBOR + 1.310%)
	1,950,000	4.271	(a)(c)	07/23/29	2,173,821
(5 year CMT + 1.200%)
	1,175,000	2.482	(a)(c)	09/21/36	1,137,236
(SOFR + 1.010%)
	100,000	1.197	(a)(c)	10/24/26	98,039
Barclays PLC
	1,275,000	3.650		03/16/25	1,348,108
BNP Paribas SA
	1,800,000	4.250		10/15/24	1,940,796
	775,000	3.375	(b)	01/09/25	814,851
	575,000	2.824	(b)	01/26/41	549,183
(5 Year USD Swap + 4.149%)
	2,250,000	6.625	(a)(b)(c)	12/31/99	2,421,675
(SOFR + 1.004%)
	1,425,000	1.323	(a)(b)(c)	01/13/27	1,386,482
(SOFR + 1.507%)
	370,000	3.052	(a)(b)(c)	01/13/31	381,355

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BPCE SA(b)
$2,225,000	5.700%		10/22/23	$ 2,391,830
1,350,000	4.625		09/12/28	1,536,178
(SOFR + 1.730%)
1,375,000	3.116	(a)(c)	10/19/32	1,375,357
CIT Bank NA(a)(c) (SOFR + 1.715%)
2,850,000	2.969		09/27/25	2,933,989
CIT Group, Inc.(a)
1,250,000	4.750		02/16/24	1,321,875
Citigroup, Inc.
575,000	3.400		05/01/26	616,716
1,475,000	4.450		09/29/27	1,644,640
3,255,000	4.125		07/25/28	3,577,701
925,000	4.750		05/18/46	1,144,956
(SOFR + 1.422%)
1,025,000	2.976	(a)(c)	11/05/30	1,065,047
(SOFR + 3.914%)
675,000	4.412	(a)(c)	03/31/31	771,262
Cooperatieve Rabobank UA(a)(b)(c) (1 year CMT + 0.550%)
900,000	1.106		02/24/27	874,179
Credit Agricole SA
1,950,000	4.375		03/17/25	2,098,492
(5 Year USD Swap + 4.319%)
1,900,000	6.875	(a)(b)(c)	12/31/99	2,069,879
(SOFR + 1.676%)
2,325,000	1.907	(a)(b)(c)	06/16/26	2,330,278
Credit Suisse AG
3,300,000	6.500	(b)	08/08/23	3,554,298
1,090,000	1.250		08/07/26	1,062,903
Credit Suisse Group AG
884,000	4.550		04/17/26	973,505
1,895,000	4.282	(a)(b)	01/09/28	2,061,173
Deutsche Bank AG(a)(c)
(SOFR + 1.718%)
1,665,000	3.035		05/28/32	1,676,888
(SOFR + 1.870%)
1,150,000	2.129		11/24/26	1,148,551
(SOFR + 2.159%)
1,600,000	2.222		09/18/24	1,621,088
First Horizon Corp.(a)
1,750,000	4.000		05/26/25	1,872,430
HSBC Bank USA NA
300,000	7.000		01/15/39	466,173

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC
$600,000	7.625%		05/17/32	$ 828,168
(3M USD LIBOR + 1.211%)
1,075,000	3.803	(a)(c)	03/11/25	1,128,804
(SOFR + 1.538%)
1,225,000	1.645	(a)(c)	04/18/26	1,216,486
(SOFR + 1.929%)
1,650,000	2.099	(a)(c)	06/04/26	1,660,147
ING Groep NV(a)(b)(c) (1 Year CMT + 1.100%)
3,625,000	1.400		07/01/26	3,584,364
JPMorgan Chase & Co.(a)
4,953,000	3.625		12/01/27	5,339,681
(3M USD LIBOR + 1.245%)
925,000	3.960	(c)	01/29/27	1,001,387
(3M USD LIBOR + 1.360%)
1,550,000	3.882	(c)	07/24/38	1,755,933
(3M USD LIBOR + 3.800%)
1,675,000	3.932	(c)	12/29/49	1,677,295
(SOFR + 2.040%)
575,000	2.522	(c)	04/22/31	581,664
(SOFR + 2.515%)
3,375,000	2.956	(c)	05/13/31	3,492,754
(SOFR + 3.125%)
2,325,000	4.600	(c)	12/31/99	2,376,568
Macquarie Bank Ltd.(a)(b)(c) (5 year CMT + 1.700%)
975,000	3.052		03/03/36	957,470
Macquarie Group Ltd.(a)(b)(c)
(3M USD LIBOR + 1.372%)
1,900,000	3.763		11/28/28	2,043,412
(SOFR + 1.069%)
2,550,000	1.340		01/12/27	2,482,170
Morgan Stanley, Inc. (SOFR + 1.360%)
1,425,000	2.484	(a)(c)	09/16/36	1,371,662
2,900,000	3.950		04/23/27	3,189,072
(3M USD LIBOR + 1.455%)
2,720,000	3.971	(a)(c)	07/22/38	3,095,877
(3M USD LIBOR + 1.628%)
1,950,000	4.431	(a)(c)	01/23/30	2,220,523
Natwest Group PLC
3,250,000	6.100		06/10/23	3,464,679
(3M USD LIBOR + 1.550%)
1,275,000	4.519	(a)(c)	06/25/24	1,334,211
(3M USD LIBOR + 1.762%)
700,000	4.269	(a)(c)	03/22/25	741,349
(5 Year CMT + 2.100%)
1,275,000	3.754	(a)(c)	11/01/29	1,330,781
Regions Financial Corp.(a)
1,100,000	1.800		08/12/28	1,077,054
Santander Holdings USA, Inc.(a)
3,200,000	4.500		07/17/25	3,464,480
Wells Fargo & Co.
1,950,000	4.300		07/22/27	2,179,690

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co. – (continued)
(3M USD LIBOR + 1.170%)
$2,350,000	3.196	%(a)(c)	06/17/27	$ 2,481,858
(SOFR + 2.000%)
2,025,000	2.188	(a)(c)	04/30/26	2,063,252
Wells Fargo Bank NA
824,000	5.950		08/26/36	1,108,058
Westpac Banking Corp.(a)(c)
(5 year CMT + 1.350%)
2,150,000	2.894		02/04/30	2,195,236
(5 Year CMT + 2.000%)
325,000	4.110		07/24/34	350,571
(5 Year USD ICE Swap + 2.236%)
625,000	4.322		11/23/31	676,175

				136,730,627

Beverages – 3.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
1,850,000	4.700		02/01/36	2,234,689
4,550,000	4.900		02/01/46	5,763,348
Anheuser-Busch InBev Worldwide, Inc.
1,850,000	4.750	(a)	01/23/29	2,154,048
175,000	5.450	(a)	01/23/39	229,481
875,000	4.950		01/15/42	1,098,134
600,000	4.600	(a)	04/15/48	734,322
1,300,000	5.550	(a)	01/23/49	1,798,043
Bacardi Ltd.(a)(b)
700,000	5.300		05/15/48	920,535
Constellation Brands, Inc.(a)
4,550,000	3.700		12/06/26	4,933,064
600,000	4.500		05/09/47	716,754
JDE Peet’s NV(a)(b)
675,000	2.250		09/24/31	651,773
Keurig Dr Pepper, Inc.(a)
2,225,000	4.597		05/25/28	2,533,452
900,000	4.500		11/15/45	1,071,999
175,000	5.085		05/25/48	228,716

				25,068,358

Biotechnology(a) – 0.6%
Amgen, Inc.
800,000	4.400		05/01/45	954,744
Royalty Pharma PLC
550,000	1.200		09/02/25	540,232
2,050,000	1.750		09/02/27	2,015,765

				3,510,741

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – 0.9%
Carrier Global Corp.
$1,525,000	2.493%		02/15/27	$ 1,565,595
525,000	3.377		04/05/40	547,617
Martin Marietta Materials, Inc.
2,400,000	3.200		07/15/51	2,430,840
Masco Corp.
1,000,000	1.500		02/15/28	968,500

				5,512,552

Chemicals(a) – 1.8%
Celanese US Holdings LLC
3,650,000	3.500		05/08/24	3,813,301
DuPont de Nemours, Inc.
2,025,000	4.725		11/15/28	2,347,177
125,000	5.319		11/15/38	160,756
Huntsman International LLC
1,050,000	4.500		05/01/29	1,163,560
1,025,000	2.950		06/15/31	1,036,531
International Flavors & Fragrances, Inc.(b)
1,075,000	3.268		11/15/40	1,098,607
LYB International Finance B.V.
725,000	4.875		03/15/44	900,704
The Sherwin-Williams Co.
475,000	3.450		06/01/27	514,739
475,000	4.000		12/15/42	539,909

				11,575,284

Commercial Services – 1.2%
Ashtead Capital, Inc.(a)(b)
1,225,000	1.500		08/12/26	1,201,186
525,000	2.450		08/12/31	511,644
CoStar Group, Inc.(a)(b)
2,225,000	2.800		07/15/30	2,229,612
DP World Ltd.
360,000	5.625		09/25/48	441,450
IHS Markit Ltd.(a)
900,000	3.625		05/01/24	943,506
1,625,000	4.000	(b)	03/01/26	1,758,234

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Novant Health, Inc.(a)
$710,000	3.168%		11/01/51	$ 744,955

				7,830,587

Computers – 3.3%
Amdocs Ltd.(a)
1,025,000	2.538		06/15/30	1,019,485
Apple, Inc.
2,152,000	3.850		05/04/43	2,542,201
Dell International LLC/EMC Corp.(a)
3,355,000	6.020		06/15/26	3,887,606
375,000	4.900		10/01/26	422,734
1,574,000	5.300		10/01/29	1,848,962
225,000	6.200		07/15/30	284,416
284,000	8.100		07/15/36	433,478
19,000	8.350		07/15/46	31,820
Hewlett Packard Enterprise Co.(a)
7,474,000	4.900		10/15/25	8,294,271
605,000	6.350		10/15/45	810,174
Kyndryl Holdings, Inc.(a)(b)
1,700,000	2.050		10/15/26	1,657,772

				21,232,919

Diversified Financial Services – 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
2,125,000	4.875		01/16/24	2,260,469
3,735,000	6.500		07/15/25	4,271,159
1,250,000	3.000		10/29/28	1,268,738
1,625,000	3.300		01/30/32	1,657,175
825,000	3.400		10/29/33	839,636
Air Lease Corp.
125,000	2.250		01/15/23	126,589
2,150,000	3.375	(a)	07/01/25	2,247,287
1,450,000	2.875	(a)	01/15/26	1,495,457
1,475,000	3.750	(a)	06/01/26	1,572,040

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Ally Financial, Inc.
$950,000	4.625%		03/30/25	$ 1,033,971
1,875,000	2.200	(a)	11/02/28	1,863,281
Aviation Capital Group LLC(a)(b)
3,650,000	1.950		01/30/26	3,568,203
Avolon Holdings Funding Ltd.(a)(b)
750,000	3.950		07/01/24	785,588
1,775,000	4.250		04/15/26	1,890,606
300,000	3.250		02/15/27	303,909
Intercontinental Exchange, Inc.(a)
1,125,000	2.650		09/15/40	1,093,129
Nomura Holdings, Inc.
3,150,000	1.653		07/14/26	3,097,804

				29,375,041

Electrical – 4.3%
American Electric Power Co., Inc.(a)
350,000	2.300		03/01/30	344,253
Berkshire Hathaway Energy Co.
767,000	6.125		04/01/36	1,046,740
CMS Energy Corp.(a)
500,000	4.875		03/01/44	629,465
Dominion Energy, Inc.(a)
2,325,000	3.900		10/01/25	2,513,813
Duke Energy Corp.(a)
400,000	4.800		12/15/45	492,584
Duquesne Light Holdings, Inc.(a)(b)
1,075,000	2.532		10/01/30	1,051,898
Enel Finance International NV(a)(b)
2,575,000	1.875		07/12/28	2,511,578
FirstEnergy Corp.(a)
525,000	2.050		03/01/25	520,765
475,000	2.650		03/01/30	469,186
NextEra Energy Capital Holdings, Inc.(a)
2,355,000	1.900		06/15/28	2,337,267
Pacific Gas & Electric Co.(a)
675,000	2.100		08/01/27	652,759
975,000	2.500		02/01/31	928,844
800,000	3.300		08/01/40	744,384

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Progress Energy, Inc.
	$1,400,000	7.000%		10/30/31	$ 1,898,792
Public Service Electric & Gas Co.(a)
	975,000	3.950		05/01/42	1,130,542
Sempra Energy(a)
	2,370,000	3.400		02/01/28	2,525,116
	1,125,000	3.800		02/01/38	1,237,432
Southern California Edison Co.(a)
	1,625,000	4.200		03/01/29	1,814,784
	275,000	4.050		03/15/42	297,652
The Southern Co.(a)
	3,275,000	3.250		07/01/26	3,470,452
Vistra Operations Co. LLC(a)(b)
	975,000	4.300		07/15/29	1,044,790

					27,663,096

Engineering & Construction(a) – 0.3%
Cellnex Finance Co. SA
EUR	600,000	1.250		01/15/29	650,618
Mexico City Airport Trust
	$240,000	3.875	(b)	04/30/28	248,370
	800,000	5.500		07/31/47	798,650
	220,000	5.500	(b)	07/31/47	219,629

					1,917,267

Food & Drug Retailing(a) – 0.5%
Grupo Bimbo SAB de CV
	1,070,000	4.700		11/10/47	1,272,498
Kraft Heinz Foods Co.
	400,000	3.750		04/01/30	430,356
Sysco Corp.
	150,000	6.600		04/01/40	218,547
	75,000	4.450		03/15/48	88,235
	550,000	6.600		04/01/50	858,836

					2,868,472

Gas(a) – 0.2%
NiSource, Inc.
	850,000	3.600		05/01/30	918,247

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – 1.2%
Baxter International, Inc.(a)(b)
$950,000	2.272%		12/01/28	$ 957,590
1,125,000	2.539		02/01/32	1,136,565
Centene Corp.(a)
1,250,000	4.250		12/15/27	1,307,612
CommonSpirit Health
150,000	4.350		11/01/42	172,119
DENTSPLY SIRONA, Inc.(a)
450,000	3.250		06/01/30	475,142
PerkinElmer, Inc.(a)
1,200,000	3.300		09/15/29	1,277,364
Thermo Fisher Scientific, Inc.(a)
725,000	1.750		10/15/28	720,411
UnitedHealth Group, Inc.(a)
1,725,000	2.750		05/15/40	1,740,197

				7,787,000

Insurance – 2.3%
American International Group, Inc.
1,200,000	3.900	(a)	04/01/26	1,302,720
325,000	4.200	(a)	04/01/28	363,564
700,000	6.250		05/01/36	970,214
598,000	4.500	(a)	07/16/44	737,053
200,000	4.800	(a)	07/10/45	253,728
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	439,380
323,000	5.031		12/15/46	418,728
Arch Capital Group Ltd.
595,000	7.350		05/01/34	858,180
Great-West Lifeco Finance 2018 LP(a)(b)
900,000	4.047		05/17/28	1,017,783
MetLife, Inc.
475,000	4.721		12/15/44	615,728
Principal Financial Group, Inc.
150,000	6.050		10/15/36	210,522
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	1,144,754
The Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	284,216

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Willis North America, Inc.(a)
$1,200,000	2.950%		09/15/29	$ 1,231,824
XLIT Ltd.
4,173,000	4.450		03/31/25	4,529,374

				14,377,768

Internet(a) – 1.8%
Amazon.com, Inc.
900,000	4.950		12/05/44	1,228,527
Expedia Group, Inc.
2,125,000	3.600		12/15/23	2,209,150
2,325,000	4.500		08/15/24	2,482,658
775,000	4.625		08/01/27	866,086
400,000	3.250		02/15/30	408,876
725,000	2.950		03/15/31	725,210
Netflix, Inc.(b)
2,175,000	4.875		06/15/30	2,537,377
Prosus NV
200,000	3.680	(b)	01/21/30	205,787
200,000	3.680		01/21/30	205,788
580,000	3.061		07/13/31	564,050

				11,433,509

Investment Companies – 0.1%
Huarong Finance II Co. Ltd.
200,000	5.000		11/19/25	207,938
JAB Holdings B.V.(a)(b)
700,000	2.200		11/23/30	685,419

				893,357

Iron/Steel(a) – 0.4%
Steel Dynamics, Inc.
2,250,000	1.650		10/15/27	2,205,967

Lodging(a) – 0.2%
Hyatt Hotels Corp.
925,000	1.800		10/01/24	926,311

				926,311

Machinery - Construction & Mining(a)(b) – 0.2%
The Weir Group PLC
925,000	2.200		05/13/26	907,656

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified(a) – 0.1%
Otis Worldwide Corp.
$325,000	3.112%		02/15/40	$ 332,872

Media – 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
2,825,000	4.908		07/23/25	3,111,568
1,050,000	3.750		02/15/28	1,125,642
625,000	6.384		10/23/35	809,587
300,000	6.484		10/23/45	410,145
200,000	5.750		04/01/48	249,732
Comcast Corp.
150,000	3.250	(a)	11/01/39	157,986
475,000	3.750	(a)	04/01/40	531,359
75,000	4.750		03/01/44	93,323
525,000	3.400	(a)	07/15/46	553,177
699,000	2.887	(a)(b)	11/01/51	676,248
Discovery Communications LLC(a)
150,000	5.200		09/20/47	185,479
75,000	5.300		05/15/49	94,828
Fox Corp.(a)
225,000	5.476		01/25/39	289,480
The Walt Disney Co.(a)
1,100,000	4.625		03/23/40	1,366,563
Time Warner Cable LLC(a)
675,000	5.875		11/15/40	836,817
ViacomCBS, Inc.(a)
925,000	5.850		09/01/43	1,250,258

				11,742,192

Mining – 1.5%
Glencore Funding LLC(b)
3,531,000	4.625		04/29/24	3,769,696
1,225,000	2.850	(a)	04/27/31	1,216,192
725,000	2.625	(a)	09/23/31	703,707
825,000	3.375	(a)	09/23/51	788,865

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Newcrest Finance Pty Ltd.(a)(b)
$950,000	3.250%		05/13/30	$ 997,396
Newmont Corp.(a)
1,300,000	2.600		07/15/32	1,303,445
Teck Resources Ltd.(a)
950,000	3.900		07/15/30	1,022,152

				9,801,453

Miscellaneous Manufacturing – 0.9%
GE Capital International Funding Co.
1,700,000	4.418		11/15/35	2,038,895
General Electric Co.
800,000	6.750		03/15/32	1,090,552
625,000	6.150		08/07/37	839,594
1,294,000	5.875		01/14/38	1,759,219

				5,728,260

Multi-National(a)(b) – 0.0%
The African Export-Import Bank
200,000	3.798		05/17/31	204,128

				204,128

Oil Field Services – 4.6%
BP Capital Markets America, Inc.(a)
450,000	3.410		02/11/26	481,356
175,000	4.234		11/06/28	198,319
Continental Resources, Inc.(a)
216,000	4.500		04/15/23	222,750
Devon Energy Corp.(a)
2,867,000	5.850		12/15/25	3,280,135
Diamondback Energy, Inc.(a)
3,275,000	4.750		05/31/25	3,588,090
Gazprom PJSC Via Gaz Capital SA
200,000	5.150	(b)	02/11/26	214,180
70,000	8.625	(d)	04/28/34	99,309
110,000	7.288		08/16/37	146,266
Gazprom PJSC Via Gaz Finance PLC(b)
450,000	3.250		02/25/30	433,772
KazMunayGas National Co. JSC
280,000	6.375		10/24/48	368,078

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Lukoil International Finance B.V.
$1,030,000	4.563%	04/24/23	$ 1,062,059
Lundin Energy Finance B.V.(a)(b)
1,850,000	2.000	07/15/26	1,841,323
Marathon Petroleum Corp.(a)
700,000	3.625	09/15/24	737,065
2,395,000	3.800	04/01/28	2,578,313
Occidental Petroleum Corp.(a)
1,100,000	2.900	08/15/24	1,123,375
Ovintiv Exploration, Inc.
1,750,000	5.625	07/01/24	1,916,250
Pertamina Persero PT(a)
370,000	4.175	01/21/50	381,169
Phillips 66(a)
2,325,000	1.300	02/15/26	2,282,522
Pioneer Natural Resources Co.(a)
2,450,000	1.125	01/15/26	2,383,041
Qatar Energy(a)(b)
200,000	3.125	07/12/41	201,750
530,000	3.300	07/12/51	544,575
Shell International Finance B.V.
225,000	6.375	12/15/38	329,096
Suncor Energy, Inc.(a)
2,375,000	3.100	05/15/25	2,485,414
Valero Energy Corp.(a)
2,375,000	2.850	04/15/25	2,467,340

			29,365,547

Packaging(a) – 0.5%
Berry Global, Inc.
1,800,000	1.570	01/15/26	1,761,750
1,225,000	1.650	01/15/27	1,193,481

			2,955,231

Pharmaceuticals(a) – 2.2%
AbbVie, Inc.
2,275,000	3.200	11/21/29	2,435,479
2,350,000	4.050	11/21/39	2,693,829
775,000	4.875	11/14/48	1,003,214

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
Becton Dickinson & Co.
$1,889,000	3.700%	06/06/27	$ 2,059,822
500,000	4.685	12/15/44	628,695
175,000	4.669	06/06/47	220,540
Cigna Corp.
650,000	4.900	12/15/48	839,306
CVS Health Corp.
150,000	3.875	07/20/25	161,342
325,000	4.780	03/25/38	396,003
1,145,000	5.125	07/20/45	1,488,786
100,000	5.050	03/25/48	130,845
425,000	4.250	04/01/50	513,213
Perrigo Finance Unlimited Co.
1,425,000	4.375	03/15/26	1,519,406

			14,090,480

Pipelines – 3.5%
Abu Dhabi Crude Oil Pipeline LLC(b)
490,000	4.600	11/02/47	578,047
Enbridge, Inc.(a)
2,125,000	2.500	08/01/33	2,090,532
Energy Transfer LP(a)
1,325,000	2.900	05/15/25	1,369,096
550,000	5.300	04/15/47	633,798
Energy Transfer LP(a)
550,000	5.950	12/01/25	626,670
525,000	4.200	04/15/27	568,502
300,000	5.500	06/01/27	342,888
456,000	5.150	03/15/45	517,446
100,000	5.400	10/01/47	117,942
450,000	6.250	04/15/49	588,479
Enterprise Products Operating LLC(a)
575,000	4.800	02/01/49	701,586
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625	03/31/36	195,188
Kinder Morgan Energy Partners LP
650,000	6.550	09/15/40	874,139

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
MPLX LP(a)
$600,000	2.650%	08/15/30	$ 598,956
950,000	4.500	04/15/38	1,068,930
400,000	4.700	04/15/48	465,812
520,000	5.500	02/15/49	665,002
Plains All American Pipeline LP/PAA Finance Corp.(a)
400,000	3.650	06/01/22	401,872
1,500,000	3.850	10/15/23	1,557,525
2,444,000	4.650	10/15/25	2,666,013
Sabine Pass Liquefaction LLC(a)
2,525,000	5.625	03/01/25	2,804,341
900,000	5.000	03/15/27	1,012,941
The Williams Cos., Inc.
150,000	6.300	04/15/40	202,976
Western Midstream Operating LP(a)
725,000	4.350	02/01/25	755,812
1,000,000	5.450	04/01/44	1,190,000

			22,594,493

Real Estate Investment Trust(a) – 4.1%
Alexandria Real Estate Equities, Inc.
1,925,000	3.800	04/15/26	2,088,105
American Homes 4 Rent LP
225,000	2.375	07/15/31	221,177
American Tower Corp.
1,300,000	4.000	06/01/25	1,391,624
Camden Property Trust
1,975,000	3.150	07/01/29	2,101,953
Crown Castle International Corp.
2,400,000	3.650	09/01/27	2,584,008
100,000	2.900	04/01/41	97,166
CubeSmart LP
1,200,000	2.500	02/15/32	1,197,588
Essex Portfolio LP
2,375,000	3.000	01/15/30	2,488,596
Healthcare Realty Trust, Inc.
875,000	2.050	03/15/31	841,951
Host Hotels & Resorts LP
950,000	2.900	12/15/31	918,812
Invitation Homes Operating Partnership LP
600,000	2.300	11/15/28	593,958

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Kimco Realty Corp.
$1,100,000	3.800%	04/01/27	$ 1,193,665
MPT Operating Partnership LP/MPT Finance Corp.
950,000	4.625	08/01/29	1,001,500
National Retail Properties, Inc.
1,300,000	3.600	12/15/26	1,390,935
VEREIT Operating Partnership LP
1,350,000	3.400	01/15/28	1,457,096
700,000	3.100	12/15/29	743,435
1,450,000	2.850	12/15/32	1,508,159
Spirit Realty LP
1,125,000	4.000	07/15/29	1,235,790
WP Carey, Inc.
1,550,000	3.850	07/15/29	1,713,525
975,000	2.400	02/01/31	966,781
475,000	2.450	02/01/32	467,267

			26,203,091

Retailing(a) – 1.2%
7-Eleven, Inc.(b)
750,000	2.500	02/10/41	690,900
AutoNation, Inc.
1,425,000	4.750	06/01/30	1,629,630
25,000	2.400	08/01/31	24,199
Dollar Tree, Inc.
3,400,000	4.000	05/15/25	3,654,150
Lowe’s Cos, Inc.
875,000	1.700	09/15/28	857,211
The Home Depot, Inc.
500,000	4.875	02/15/44	658,550
Walgreens Boots Alliance, Inc.
253,000	4.100	04/15/50	283,891

			7,798,531

Savings & Loans(a)(b)(c) – 0.4%
Nationwide Building Society(3M USD LIBOR + 1.855%)
2,525,000	3.960	07/18/30	2,780,631

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – 2.6%
Broadcom, Inc.(a)(b)
$1,800,000	3.419%		04/15/33	$ 1,879,146
3,599,000	3.469		04/15/34	3,754,945
3,126,000	3.137		11/15/35	3,142,286
914,000	3.187		11/15/36	916,961
950,000	3.500		02/15/41	967,356
Intel Corp.(a)
1,100,000	3.050		08/12/51	1,128,215
Microchip Technology, Inc.
1,875,000	2.670		09/01/23	1,916,306
Micron Technology, Inc.(a)
725,000	2.703		04/15/32	727,944
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
550,000	3.875		06/18/26	593,236
1,125,000	3.400		05/01/30	1,199,610
Skyworks Solutions, Inc.(a)
225,000	3.000		06/01/31	226,391

				16,452,396

Software(a) – 1.7%
Citrix Systems, Inc.
1,025,000	3.300		03/01/30	1,039,975
Fiserv, Inc.
2,850,000	3.200		07/01/26	3,016,696
Oracle Corp.
2,250,000	2.875		03/25/31	2,261,273
1,200,000	3.600		04/01/40	1,206,288
800,000	4.000		11/15/47	829,704
VMware, Inc.
1,400,000	1.800		08/15/28	1,363,474
1,200,000	2.200		08/15/31	1,179,492

				10,896,902

Telecommunication Services – 8.2%
AT&T, Inc.
4,675,000	2.300	(a)	06/01/27	4,764,573
250,000	1.650	(a)	02/01/28	244,830
1,825,000	2.750	(a)	06/01/31	1,861,044
486,000	2.550	(a)	12/01/33	475,950
550,000	6.150		09/15/34	717,728

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc. – (continued)
$175,000	4.900	%(a)	08/15/37	$ 210,590
925,000	4.850	(a)	03/01/39	1,105,107
300,000	6.000	(a)	08/15/40	405,798
925,000	3.500	(a)	06/01/41	951,834
125,000	4.300	(a)	12/15/42	140,973
275,000	4.850	(a)	07/15/45	329,153
250,000	4.750	(a)	05/15/46	302,210
775,000	5.150	(a)	11/15/46	986,567
1,525,000	5.150	(a)	02/15/50	1,956,148
1,100,000	3.650	(a)	06/01/51	1,141,569
1,200,000	3.500	(a)	09/15/53	1,212,900
Deutsche Telekom International Finance B.V.(a)(b)
2,825,000	4.375		06/21/28	3,163,124
T-Mobile USA, Inc.(a)
1,975,000	3.500		04/15/25	2,092,967
775,000	1.500		02/15/26	766,878
3,450,000	3.750		04/15/27	3,735,625
4,525,000	2.050		02/15/28	4,500,610
2,825,000	3.875		04/15/30	3,091,313
1,055,000	2.875		02/15/31	1,037,856
1,025,000	3.500		04/15/31	1,062,612
650,000	3.000		02/15/41	633,366
Verizon Communications, Inc.
1,075,000	2.100	(a)	03/22/28	1,078,279
2,631,000	4.329		09/21/28	2,992,289
1,625,000	3.875	(a)	02/08/29	1,802,547
1,876,000	4.016	(a)	12/03/29	2,102,790
475,000	3.150	(a)	03/22/30	502,085
2,025,000	2.550	(a)	03/21/31	2,045,594
375,000	5.250		03/16/37	488,516
2,300,000	2.650	(a)	11/20/40	2,183,045
895,000	4.125		08/15/46	1,038,585
775,000	4.862		08/21/46	998,316

				52,123,371

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 0.7%
Burlington Northern Santa Fe LLC
	$425,000	6.150%		05/01/37	$ 604,397
	575,000	5.750	(a)	05/01/40	797,807
Canadian Pacific Railway Co.(a)
	775,000	2.450		12/02/31	788,772
Union Pacific Corp.(a)
	1,775,000	3.950		09/10/28	1,992,508
	275,000	3.550		08/15/39	304,386

					4,487,870

TOTAL CORPORATE OBLIGATIONS (Cost $547,016,549)					$565,651,157

Foreign Debt Obligations – 3.0%
Sovereign – 3.0%
Abu Dhabi Government International Bond
	$1,680,000	4.125%		10/11/47	$ 2,016,000
Perusahaan Penerbit SBSN Indonesia III
	1,580,000	4.550		03/29/26	1,771,871
Republic of Chile(a)
	200,000	3.500		01/25/50	207,475
Republic of Colombia(a)
	200,000	4.125		05/15/51	162,725
Republic of Indonesia
	200,000	3.700	(b)	01/08/22	200,320
	387,000	5.875		01/15/24	423,354
	350,000	4.350	(b)	01/08/27	389,769
	1,610,000	4.350		01/08/27	1,792,936
	470,000	6.750		01/15/44	695,013
Republic of Panama(a)
	380,000	2.252		09/29/32	361,784
	200,000	3.870		07/23/60	199,538
Republic of Peru(a)
EUR	100,000	1.250		03/11/33	109,330
	$430,000	2.780		12/01/60	377,674
	220,000	3.230	(e)	07/28/21	189,241

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Philippines
EUR	340,000	0.010%		02/03/23	$ 386,388
	450,000	0.700		02/03/29	507,202
	$210,000	2.650		12/10/45	198,489
Republic of Qatar(b)
	1,090,000	5.103		04/23/48	1,472,862
Republic of Romania
EUR	90,000	2.124	(b)	07/16/31	97,844
	70,000	2.000	(b)	01/28/32	73,893
	$560,000	6.125		01/22/44	731,528
EUR	80,000	4.625	(b)	04/03/49	103,194
State of Israel(f)
	200,000	4.500		04/03/20	254,500
United Mexican States
EUR	130,000	1.350	(a)	09/18/27	150,787
	$740,000	3.750		01/11/28	795,870
	2,540,000	3.250	(a)	04/16/30	2,608,739
EUR	1,920,000	1.450	(a)	10/25/33	2,032,905
	$709,000	3.771	(a)	05/24/61	653,521
	440,000	3.750	(a)	04/19/71	394,020

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $18,282,430)					$ 19,358,772

Municipal Debt Obligations – 0.8%
California(a) – 0.1%
California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%		10/01/39	$ 713,811

Illinois – 0.5%
Illinois State GO Bonds Build America Series 2010(a)
	1,625,000	6.630		02/01/35	1,985,352
Illinois State GO Bonds Taxable-Pension Series 2003
	1,360,000	5.100		06/01/33	1,572,003

					3,557,355

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
New Jersey(a) – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
$350,000	7.414%	01/01/40	$ 563,404

Pennsylvania(a) – 0.1%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991	06/01/42	343,030

			343,030

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,132,215)			$ 5,177,600

U.S. Treasury Obligation(g) – 0.2%
United States Treasury Bonds
$700,000	3.375%	11/15/48	$ 916,562
(Cost $852,633)

Shares	Dividend Rate		Value

Investment Company(h) – 3.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
19,961,437	0.026%		$ 19,961,437
(Cost $19,961,437)

TOTAL INVESTMENTS – 95.8% (Cost $590,245,264)			$611,065,528

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%			26,941,830

NET ASSETS – 100.0%			$638,007,358

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2021.

(e)	Actual maturity date is July 28, 2121.

(f)	Actual maturity date is April 03, 2120.

(g)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(h)	Represents an affiliated issuer.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Investment Abbreviations:
CDOR	— Canadian Dollar Offered Rate
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Deutsche Bank AG	EUR	413,402	USD	471,289	03/16/22	$111

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BofA Securities LLC	USD	4,007,712	EUR	3,545,079	02/10/22	$(31,622)
Citibank NA	USD	661,720	EUR	586,270	02/10/22	(6,287)
UBS AG (London)	USD	1,135,421	NZD	1,664,496	03/16/22	(3,180)

TOTAL						$(41,089)

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	371	03/22/22	$73,133,375	$1,171,025
2 Year U.S. Treasury Notes	156	03/31/22	34,034,813	(28,714)
10 Year U.S. Treasury Notes	175	03/22/22	22,832,031	108,431
20 Year U.S. Treasury Bonds	33	03/22/22	5,294,437	(12,222)

Total				$1,238,520

Short position contracts:
5 Year U.S. Treasury Notes	(545)	03/31/22	(65,932,227)	(156,187)
Ultra 10 Year U.S. Treasury Notes	(65)	03/22/22	(9,518,437)	(149,907)

Total				$(306,094)

TOTAL FUTURES CONTRACTS				$932,426

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24		$17,380		$3,991	$5,837	$(1,846)
3M CDOR(b)	1.560%(b)	08/22/25	CAD	5,790	(c)	(49,387)	2,687	(52,074)
3M SOFR(d)	1.000(d)	03/16/27		$560	(c)	(4,675)	(1,510)	(3,165)
1.680(b)	3M CDOR(b)	08/22/28	CAD	4,610	(c)	53,709	(4,684)	58,393
3M SOFR(d)	1.530(d)	09/22/31		$3,310	(c)	2,162	(39,786)	41,948
0.250(d)	6M EURO(b)	03/16/32	EUR	1,420	(c)	13,411	(17,844)	31,255
6M CDOR(b)	2.100(b)	12/18/33	CAD	1,290	(c)	(4,039)	6,473	(10,512)
1.630(d)	3M SOFR(d)	09/22/36		$4,030	(c)	8,476	36,845	(28,369)

TOTAL						$23,648	$(11,982)	$35,630

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.
(d)	Payments made annually.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.619%	06/20/26	$2,375	$40,234	$39,374	$860
CDX.NA.IG Index 28	1.000	0.211	06/20/22	28,500	116,124	91,858	24,266
CDX.NA.IG Index 34	1.000	0.445	06/20/25	72,325	1,397,213	472,375	924,838
CDX.NA.IG Index 36	1.000	0.441	06/20/26	189,275	4,685,357	4,033,292	652,065
General Electric Co. 2.700%, 10/09/22	1.000	0.633	06/20/26	3,550	58,153	45,691	12,462
Nordstrom, Inc., 6.950%, 03/15/22	1.000	1.696	06/20/24	1,825	(30,211)	(4,368)	(25,843)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.273	06/20/24	1,150	21,076	8,476	12,600
Pulte Group, Inc., 3.800%, 06/15/32	5.000	0.740	06/20/26	2,100	392,886	389,860	3,026
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.367	06/20/24	70	1,118	(78)	1,196
The Boeing Co., 8.750%, 08/15/21	1.000	0.731	06/20/24	1,750	12,146	18,741	(6,595)
United Mexican States, 4.150%, 03/28/27	1.000	0.896	12/20/26	640	3,435	1,480	1,955

TOTAL					$6,697,531	$5,096,701	$1,600,830

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
CDX.NA.IG Index 36	— CDX North America Investment Grade Index 36
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 74.2%
Benin(a) – 0.3%
Benin Government International Bond (B+/B1)
EUR	120,000	4.950%		01/22/35	$ 130,369

Brazil – 3.4%
Brazil Notas do Tesouro Nacional (BB-/NR)
BRL	2,518,000	10.000		01/01/29	436,051
Brazil Notas do Tesouro Nacional (BB-/Ba2)
	2,880,000	10.000		01/01/25	508,566
	3,969,000	10.000		01/01/27	694,504

					1,639,121

Cameroon(a) – 0.2%
Republic Of Cameroon (B-/NR)
EUR	100,000	5.950		07/07/32	106,450

Chile – 2.0%
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
CLP	150,000,000	4.700	(a)	09/01/30	165,115
	430,000,000	5.000		03/01/35	467,427
Bonos de la Tesoreria de la Republica en Pesos (NR/A1)
	295,000,000	4.500		03/01/26	333,004

					965,546

China – 14.0%
Agricultural Development Bank of China (NR/NR)
CNY	6,620,000	2.960		04/17/30	1,027,077
China Development Bank (NR/NR)
	10,870,000	3.340		07/14/25	1,743,422
	11,940,000	3.090		06/18/30	1,869,951
China Government Bond (NR/NR)
	8,690,000	2.850		06/04/27	1,377,314
	2,800,000	3.280		12/03/27	455,347
	1,910,000	3.390		03/16/50	298,599

					6,771,710

Colombia – 3.0%
Republic of Colombia (NR/NR)
COP	980,000,000	7.000		03/26/31	222,217
	2,538,700,000	5.750		11/03/27	563,405
	976,500,000	7.250		10/18/34	219,501

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Colombia – (continued)
Republic of Colombia (NR/Baa2)(b)
COP	1,851,000,000	4.375%	03/21/23	$ 447,283

				1,452,406

Czech Republic – 2.5%
Czech Republic Government Bond (NR/NR)
CZK	11,500,000	1.250	02/14/25	492,946
	2,600,000	1.500	04/24/40	96,896
Czech Republic Government Bond (NR/Aa3)
	11,320,000	4.200	12/04/36	608,832

				1,198,674

Hungary – 4.2%
Hungary Government Bond (NR/NR)
HUF	179,680,000	2.750	12/22/26	514,726
	145,950,000	2.250	04/20/33	363,586
Hungary Government Bond (NR/Baa2)
	124,250,000	3.000	08/21/30	342,423
Hungary Government Bond (BBB/NR)
	292,160,000	3.000	10/27/27	835,414

				2,056,149

Indonesia – 3.3%
Indonesia Treasury Bond (NR/NR)
IDR	15,358,000,000	7.500	06/15/35	1,129,087
Indonesia Treasury Bond (NR/Baa2)
	6,000,000,000	7.000	05/15/27	451,289

				1,580,376

Ivory Coast – 0.4%
Republic of Ivory Coast (BB-/Ba3)
EUR	160,000	5.250	03/22/30	185,609

Mexico – 4.0%
United Mexican States (NR/Baa1)
MXN	5,491,000	8.000	11/07/47	265,702
United Mexican States (BBB+/Baa1)
	4,675,000	8.500	05/31/29	241,877
	2,486,400	7.750	05/29/31	122,856
	4,826,400	10.000	11/20/36	283,412
	20,353,700	8.500	11/18/38	1,048,257

				1,962,104

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Peru – 1.8%
Republic of Peru (A-/Baa1)
PEN	540,000	6.150%		08/12/32	$ 135,933
	2,945,000	5.400		08/12/34	672,714
	280,000	5.350		08/12/40	59,813

					868,460

Philippines – 0.4%
Republic of Philippines (BBB+/Baa2)
PHP	10,000,000	6.250		01/14/36	216,889

Poland – 5.1%
Republic of Poland (NR/NR)
PLN	3,820,000	0.750		04/25/25	861,909
Republic of Poland (A/A2)
	4,295,000	2.500		07/25/27	989,433
	950,000	2.750		04/25/28	222,182
	2,075,000	1.250		10/25/30	423,709

					2,497,233

Romania – 1.6%
Republic of Romania (NR/NR)
RON	700,000	4.150		01/26/28	154,706
	1,300,000	3.650		09/24/31	263,400
Republic of Romania (BBB-/Baa3)
	180,000	3.000		02/14/31	182,394
EUR	130,000	2.000	(a)	04/14/33	134,759
	20,000	2.750	(a)	04/14/41	20,404

					755,663

Russia – 5.8%
Russian Federation Bond (NR/NR)
RUB	29,730,000	6.700		03/14/29	359,676
Russian Federation Bond (NR/NR)
	64,525,000	7.950		10/07/26	844,880
	43,640,000	6.000		10/06/27	519,307
	23,220,000	7.250		05/10/34	285,061
	42,245,000	7.700		03/16/39	532,446

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Russia – (continued)
Russian Federation Bond (BBB/Baa3)
RUB	23,825,000	7.050%	01/19/28	$ 297,568

				2,838,938

Senegal – 0.2%
Republic of Senegal (B+/Ba3)
EUR	100,000	5.375	06/08/37	107,873

South Africa – 10.6%
Republic of South Africa (BB/Ba2)
ZAR	13,075,000	10.500	12/21/26	908,274
	19,855,000	8.000	01/31/30	1,151,456
	12,650,000	8.250	03/31/32	714,462
	16,625,000	8.875	02/28/35	937,311
	13,600,000	8.500	01/31/37	724,002
	9,009,300	8.750	01/31/44	473,936
	4,620,000	8.750	02/28/48	242,117

				5,151,558

Thailand – 9.9%
Thailand Government Bond (NR/NR)
THB	4,040,000	1.585	12/17/35	110,070
	23,690,000	3.300	06/17/38	777,054
	1,220,000	3.600	06/17/67	40,309
Thailand Government Bond (NR/Baa1)
	9,780,000	2.125	12/17/26	304,587
	20,192,502	1.250	03/12/28	602,551
	26,150,000	3.775	06/25/32	913,930
Thailand Government Bond (A-/Baa1)
	61,430,000	3.850	12/12/25	2,036,906

				4,785,407

Turkey – 1.3%
Republic of Turkey (NR/NR)
TRY	4,300,000	12.200	01/18/23	297,415
	4,460,000	10.600	02/11/26	224,450
	805,000	11.000	02/24/27	38,032
	1,450,000	11.700	11/13/30	63,353

				623,250

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ukraine(a) – 0.2%
Ukraine Government Bond (B/NR)
EUR	100,000	4.375%	01/27/30	$ 91,421

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $38,920,989)				$35,985,206

Corporate Obligations – 2.6%
China(c) – 0.1%
iQIYI, Inc. (NR/NR)
	$20,000	2.000%	04/01/25	$ 14,389
NIO, Inc. (NR/NR)(a)
	10,000	0.500	02/01/27	8,517

				22,906

Israel(a)(b) – 0.1%
Leviathan Bond Ltd. (BB-/Ba3)
	50,000	5.750	06/30/23	51,369

Mexico – 0.1%
Petroleos Mexicanos (BBB/Ba3)
	20,000	6.490 (b)	01/23/27	21,320
	30,000	6.500	03/13/27	31,894

				53,214

South Africa – 1.3%
The African Export-Import Bank (NR/Baa1)(a)(b)
	200,000	3.798	05/17/31	204,128
The Eastern & Southern African Trade & Development Bank (NR/Baa3)
	390,000	4.875	05/23/24	400,651

				604,779

Thailand(a)(b) – 0.4%
GC Treasury Center Co. Ltd. (BBB/Baa2)
	200,000	2.980	03/18/31	201,975

Venezuela(d) – 0.6%
Petroleos de Venezuela SA (NR/NR)
	9,280,000	6.000	10/28/22	301,600

TOTAL CORPORATE OBLIGATIONS (Cost $4,062,468)				$ 1,235,843

Principal Amount		Interest Rate		Maturity Date	Value

Structured Notes – 7.1%
United Kingdom(a) – 1.9%
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
IDR	12,570,000,000	7.500%		08/19/32	$ 932,662

United States – 5.2%
Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000		07/25/24	1,113,376
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
IDR	6,184,000,000	7.500	(a)(e)	06/17/35	454,634
	5,558,000,000	7.000	(a)	05/17/27	418,044
	7,753,000,000	6.500		02/15/31	547,783

					2,533,837

TOTAL STRUCTURED NOTES (Cost $4,759,477)					$ 3,466,499

Shares		Dividend Rate			Value

Investment Company(f) – 9.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	4,607,721	0.026%			$ 4,607,721
(Cost $4,607,721)

TOTAL INVESTMENTS – 93.4% (Cost $52,350,655)					$45,295,269

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.6%					3,203,044

NET ASSETS – 100.0%					$48,498,313

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2021.

(d)	Security is currently in default and/or non-income producing.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(f)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
EURO	— Euro Offered Rate
HIBOR	— Hong Kong Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LLC	— Limited Liability Company
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
NR	— Not Rated
PLC	— Public Limited Company
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Funding Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	758,235	USD	533,138	03/16/22	$18,623
	BRL	74,298,505	USD	13,213,242	01/04/22	115,135
	BRL	15,109,579	USD	2,619,961	02/02/22	71,711
	CAD	265,922	USD	205,980	03/16/22	4,209
	CHF	94,517	EUR	91,000	03/16/22	169
	CHF	1,380,842	USD	1,502,360	03/16/22	16,071
	CNH	24,659,888	USD	3,848,502	03/16/22	11,332
	CZK	77,116,937	USD	3,407,439	03/16/22	96,363
	EUR	725,595	USD	822,082	03/16/22	5,311
	GBP	158,174	EUR	186,230	03/16/22	1,669
	GBP	155,494	USD	205,697	03/16/22	4,700
	HUF	117,710,400	USD	358,000	03/16/22	1,970
	IDR	17,240,096,696	USD	1,197,478	02/10/22	11,759
	IDR	34,901,561,646	USD	2,425,910	02/18/22	18,212
	ILS	8,499,663	USD	2,731,865	01/26/22	2,345
	ILS	1,395,349	USD	443,090	03/16/22	6,033
	MXN	119,147,341	USD	5,540,188	03/16/22	200,965
	NOK	1,407,162	USD	156,264	03/16/22	3,295
	NZD	155,908	EUR	93,213	03/16/22	359
	NZD	309,623	USD	208,878	03/16/22	2,920
	PEN	3,128,171	USD	771,348	02/10/22	10,874
	PLN	14,925,292	USD	3,623,182	03/16/22	59,913
	RON	8,117,725	USD	1,835,527	03/16/22	18,520
	SEK	3,256,511	USD	358,000	03/16/22	2,615
	THB	77,296,028	USD	2,310,477	03/16/22	2,780
	TRY	6,120,139	USD	403,626	03/16/22	29,626
	TRY	3,014,239	USD	193,029	06/14/22	6,161
	TWD	13,480,070	USD	485,366	01/10/22	1,298
	TWD	11,028,454	USD	397,078	01/19/22	1,273
	USD	512,462	CLP	421,781,956	02/07/22	20,060
	USD	2,571,932	COP	10,007,017,875	01/21/22	117,136
	USD	419,639	ILS	1,300,195	02/02/22	1,372
	USD	977,755	KRW	1,157,087,271	02/10/22	5,781
	USD	118,666	PHP	6,070,964	01/18/22	498
	USD	897,121	RUB	66,661,978	02/10/22	13,462
	USD	70,526	TRY	685,338	02/23/22	21,020
	USD	365,601	TRY	3,578,462	04/06/22	116,615
	USD	685,000	TRY	6,609,908	06/14/22	248,199
	USD	1,661,029	TWD	45,931,936	01/19/22	1,952
	USD	528,166	ZAR	8,404,902	02/03/22	3,249
	USD	20,919	ZAR	336,058	03/16/22	57
	ZAR	42,514,708	USD	2,612,254	03/16/22	27,057
Morgan Stanley & Co.	MYR	24,354,103	USD	5,813,129	02/09/22	33,704

TOTAL						$1,336,373

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	USD	1,513,000	MYR	6,434,033	03/16/22	$(29,471)
JPMorgan Securities, Inc.	AUD	144,428	GBP	78,003	03/16/22	(446)
	CLP	352,549,526	USD	431,530	02/07/22	(19,952)
	COP	5,350,367,312	USD	1,376,476	01/21/22	(63,992)
	EUR	364,895	CHF	381,478	03/16/22	(3,401)
	EUR	182,110	CNH	1,328,036	03/16/22	(209)
	EUR	90,893	CZK	2,313,829	03/16/22	(1,483)
	EUR	137,950	GBP	118,494	03/16/22	(3,030)
	EUR	209,863	PLN	974,938	03/16/22	(1,278)
	HUF	156,986,932	USD	482,704	03/16/22	(2,622)
	JPY	23,377,503	USD	206,043	03/16/22	(2,680)
	KRW	731,765,200	USD	616,986	02/10/22	(2,290)
	RUB	122,108,732	USD	1,693,438	02/10/22	(74,788)
	TRY	1,088,967	USD	106,919	02/23/22	(28,255)
	TRY	2,504,282	USD	191,443	03/16/22	(14,161)
	TRY	3,587,791	USD	358,303	04/06/22	(108,668)
	TRY	3,595,669	USD	343,000	06/14/22	(105,388)
	TWD	12,856,112	USD	465,058	01/19/22	(691)
	USD	230,112	AUD	322,929	03/16/22	(4,882)
	USD	13,187,943	BRL	74,298,505	01/04/22	(140,442)
	USD	156,894	BRL	904,298	02/02/22	(4,201)
	USD	311,965	CAD	397,709	03/16/22	(2,389)
	USD	439,775	CHF	403,956	03/16/22	(4,432)
	USD	5,593,740	CNH	35,890,240	03/16/22	(23,900)
	USD	2,164,911	CZK	48,876,980	03/16/22	(55,811)
	USD	2,856,030	EUR	2,510,448	03/16/22	(6,620)
	USD	581,963	GBP	438,207	03/16/22	(10,973)
	USD	1,444,149	HUF	474,054,213	03/16/22	(5,555)
	USD	2,598,163	IDR	37,406,012,527	02/10/22	(25,532)
	USD	407,116	ILS	1,275,000	02/03/22	(3,051)
	USD	1,491,278	ILS	4,674,299	02/04/22	(12,453)
	USD	572,827	ILS	1,811,164	03/16/22	(10,135)
	USD	388,668	ILS	1,249,969	09/07/22	(15,632)
	USD	311,951	INR	23,794,972	01/18/22	(6,820)
	USD	2,742,735	MXN	58,366,572	03/16/22	(69,676)
	USD	632,138	NZD	936,537	03/16/22	(8,502)
	USD	599,199	PEN	2,441,998	02/10/22	(11,440)
	USD	2,354,186	PLN	9,713,382	03/16/22	(42,773)
	USD	746,253	RON	3,295,420	03/16/22	(6,404)
	USD	317,101	RUB	24,041,113	02/10/22	(1,583)
	USD	568,425	SEK	5,156,950	03/16/22	(2,638)
	USD	2,653,108	THB	88,824,420	03/16/22	(5,162)
	USD	876,788	TRY	12,938,366	03/16/22	(39,136)
	USD	328,893	TWD	9,163,948	01/19/22	(2,112)
	USD	323,393	ZAR	5,285,977	02/03/22	(6,736)
	USD	4,163,538	ZAR	67,409,827	03/16/22	(21,262)
	ZAR	3,559,053	USD	224,447	01/24/22	(1,882)
	ZAR	20,838,588	USD	1,298,537	03/16/22	(4,878)

TOTAL						$(1,019,817)

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	8	03/22/22	$1,577,000	$17,249
2 Year U.S. Treasury Notes	10	03/31/22	2,181,719	(1,700)
5 Year U.S. Treasury Notes	5	03/31/22	604,883	31
10 Year U.S. Treasury Notes	41	03/22/22	6,003,937	101,966

Total				$117,546

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year U.S. Treasury Notes	(21)	03/22/22	$(2,739,844)	$(14,527)
20 Year U.S. Treasury Bonds	(33)	03/22/22	(5,294,437)	(79,006)

Total				$(93,533)

TOTAL FUTURES CONTRACTS				$24,013

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.000%	BofA Securities LLC	12/15/31	MYR 3,400	(b)	$(23,548)	$(4,466)	$(19,082)
3M KLIBOR	3.650	Citibank NA	02/27/24	3,020		17,765	—	17,765
3M KLIBOR	2.131	Citibank NA	02/02/26	2,240		(15,041)	—	(15,041)
3M KLIBOR	3.250	Citibank NA	12/15/31	1,460		(2,337)	(5,143)	2,806
3M KLIBOR	3.693	MS & Co. Int. PLC	03/01/24	5,490		33,301	—	33,301
3M KLIBOR	3.605	MS & Co. Int. PLC	03/06/24	8,470		47,193	—	47,193
3M KLIBOR	3.330	MS & Co. Int. PLC	05/31/24	2,610		11,219	—	11,219
3M KLIBOR	3.250	MS & Co. Int. PLC	12/18/24	2,000		7,469	320	7,149
3M KLIBOR	3.500	MS & Co. Int. PLC	06/16/26	1,030		(9,332)	(7,955)	(1,377)
3M KLIBOR	2.000	MS & Co. Int. PLC	06/16/26	3,270		(29,629)	(4,019)	(25,610)

TOTAL						$37,060	$(21,263)	$58,323

(a)	Payments made quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Avg(b)	10.565%(b)	01/02/23	BRL	550		$(573)	$—	$(573)
1M BID Avg(b)	12.400(b)	01/02/23		3,070		5,782	(164)	5,946
5.800%(b)	1M BID Avg(b)	01/02/23		8,000		63,499	2,473	61,026
1M BID Avg(b)	7.200(b)	01/02/23		14,420		(91,305)	895	(92,200)
3M CNY(c)	2.500(c)	09/15/23	CNY	12,480		9,823	3,806	6,017
1M BID Avg(b)	12.300(b)	01/02/24	BRL	11,380		49,835	5,579	44,256
11.814(d)	1M BID Avg(d)	01/02/24		775		(2,221)	—	(2,221)
11.905(d)	1M BID Avg(d)	01/02/24		775		(2,293)	—	(2,293)
12.185(b)	1M BID Avg(b)	01/02/24		1,050		(3,971)	—	(3,971)
7.200(d)	Mexico IB TIIE 28D(d)	03/13/24	MXN	9,270	(d)	2,857	134	2,723
1.500(c)	3M KWCDC(c)	03/16/24	KRW	1,828,830	(d)	10,177	5,118	5,059
3.700(e)	3M PRIBOR(f)	03/16/24	CZK	4,675	(d)	3,636	(218)	3,854
4.000(e)	3M PRIBOR(f)	03/16/24		40,600	(d)	21,073	3,596	17,477

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M JIBAR(c)	5.650%(c)	03/16/24	ZAR	18,720	(d)	$(337)	$1,725	$(2,062)
4.600%(e)	6M BUBOR(f)	03/16/24	HUF	954,893	(d)	41,871	(54,431)	96,302
5.300(f)	6M CLICP(f)	03/16/24	CLP	2,285,870	(d)	10,685	1,608	9,077
(0.500)(e)	6M EURO(f)	03/16/24	EUR	420	(d)	2,559	2,044	515
3.150(e)	6M WIBOR(f)	03/16/24	PLN	1,597	(d)	7,450	21	7,429
6.250(c)	Colombia IBR Overnight IB(c)	03/16/24	COP	6,417,830	(d)	(4,799)	460	(5,259)
6M THBFIX(f)	1.000(f)	09/15/26	THB	51,655		(11,555)	(1,376)	(10,179)
6M MIBOR(f)	5.500(f)	09/15/26	INR	81,280		12,708	(3,509)	16,217
2.500(c)	3M CNY(c)	12/15/26	CNY	1,950		(1,875)	1,374	(3,249)
1M BID Avg(d)	11.230(d)	01/04/27	BRL	3,660		15,756	(21,482)	37,238
8.495(b)	1M BID Avg(b)	01/04/27		5,305		43,532	(30,300)	73,832
6M THBFIX(f)	1.000(f)	03/16/27	THB	14,350	(d)	(5,398)	(2,012)	(3,386)
3M PRIBOR(f)	3.400(e)	03/16/27	CZK	17,025	(d)	(15,811)	533	(16,344)
(0.250)(e)	6M EURO(f)	03/16/27	EUR	270	(d)	4,792	2,422	2,370
3.250(e)	6M WIBOR(f)	03/16/27	PLN	4,425	(d)	27,436	14,651	12,785
0.000(e)	6M EURO(f)	03/16/29	EUR	70	(d)	930	(33)	963
3M HIBOR(c)	1.500(c)	09/15/31	HKD	10,030		(2,692)	(8,334)	5,642
1.750(c)	3M KWCDC(c)	09/15/31	KRW	1,362,799		8,326	14,199	(5,873)
3M JIBAR(c)	7.400(c)	12/15/31	ZAR	8,750		771	(2,675)	3,446
7.400(d)	Mexico IB TIIE 28D(d)	03/03/32	MXN	12,830	(d)	8,095	(1,750)	9,845
6M EURO(f)	0.250(e)	03/16/32	EUR	1,100	(d)	(10,389)	13,883	(24,272)
3M TELBOR(c)	1.250(e)	03/16/32	ILS	2,355	(d)	1,929	1,100	829
1.500(c)	3M HIBOR(c)	03/16/32	HKD	3,410	(d)	3,420	2,660	760
2.800(e)	3M PRIBOR(f)	03/16/32	CZK	13,400	(d)	22,878	10	22,868
1.500(e)	3M SOFR(e)	03/16/32		$1,840	(d)	(26,719)	(36,207)	9,488
4.300(e)	6M BUBOR(f)	03/16/32	HUF	302,552	(d)	16,049	(717)	16,766
3.100(e)	6M WIBOR(f)	03/16/32	PLN	2,475	(d)	24,265	(1,737)	26,002
0.500(e)	6M EURO(f)	03/16/37	EUR	150	(d)	293	(4,913)	5,206

TOTAL						$240,489	$(91,567)	$332,056

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.

(b)	Payments made at maturity.

(c)	Payments made quarterly.

(d)	Payments made monthly.

(e)	Payments made annually.

(f)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Republic of Colombia, 10.375%, 01/28/33	1.000%	1.322%	06/20/24	$70	$(526)	$213	$(739)
State of Qatar, 9.750%, 06/15/30	1.000	0.243	12/20/24	410	9,354	6,832	2,522
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.756	12/20/26	370	4,476	4,538	(62)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at December 31, 2021 (b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

ITX.NA.AG Index 36	1.000%	0.793%	12/20/26	$500	$5,106	$3,250	$1,856
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.514	12/20/26	410	9,817	8,953	864
CDX.NA.EM Index 36	1.000	1.867	12/20/26	410	(16,307)	(14,224)	(2,083)

TOTAL					$11,920	$9,562	$2,358

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put ZAR	JPMorgan Securities, Inc.	16.450%	01/20/2022	412,000	$412,000	$2,151	$2,501	$(350)

Written option contracts
Calls
Put USD/Call ZAR	JPMorgan Securities, Inc.	15.450	01/20/2022	(412,000)	(412,000)	(1,123)	(2,703)	1,580

Total written option contracts				—	$—	$1,028	$(202)	$1,230

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 103.1%
Collateralized Mortgage Obligations – 4.6%
Interest Only(a) – 1.2%
FHLMC REMIC Series 3852, Class SW(b) (-1x 1M USD LIBOR + 6.000%)
$158,754	5.890%	05/15/41	$ 23,645
FHLMC REMIC Series 4314, Class SE(b) (-1x 1M USD LIBOR + 6.050%)
146,450	5.940	03/15/44	21,176
FHLMC REMIC Series 4456, Class IO
88,894	4.500	10/15/44	14,005
FHLMC REMIC Series 4468, Class SY(b) (-1x 1M USD LIBOR + 6.100%)
145,900	5.990	05/15/45	25,889
FHLMC REMIC Series 4583, Class ST(b) (-1x 1M USD LIBOR + 6.000%)
638,507	5.890	05/15/46	105,845
FHLMC REMIC Series 4929, Class SC(b) (-1X 1M USD LIBOR + 6.050%)
306,845	5.948	10/25/48	46,268
FHLMC REMIC Series 4998, Class GI
603,301	4.000	08/25/50	93,919
FHLMC REMIC Series 5009, Class DI
1,188,099	2.000	09/25/50	117,614
FHLMC REMIC Series 5012, Class DI
221,586	4.000	09/25/50	34,083
FNMA REMIC Series 2007-36, Class SN(b) (-1x1M USD LIBOR + 6.770%)
231,778	6.668	04/25/37	43,926
FNMA REMIC Series 2008-17, Class SI(b) (-1x1M USD LIBOR + 6.300%)
298,085	6.198	03/25/38	49,066
FNMA REMIC Series 2011-124, Class SC(b) (-1x 1M USD LIBOR + 6.550%)
124,222	6.448	12/25/41	20,758
FNMA REMIC Series 2012-88, Class SB(b) (-1x 1M USD LIBOR + 6.670%)
162,158	6.568	07/25/42	24,022
FNMA REMIC Series 2017-104, Class SB(b) (-1x1M USD LIBOR + 6.150%)
455,870	6.048	01/25/48	76,506
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
531,812	6.048	11/25/47	89,869

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
FNMA REMIC Series 2018-8, Class SA(b) (-1x 1M USD LIBOR + 6.150%)
$371,955	6.048%	02/25/48	$ 54,165
FNMA REMIC Series 2019-81, Class SD(b) (-1x1M USD LIBOR + 6.000%)
259,947	5.898	01/25/50	35,543
FNMA REMIC Series 2020-38, Class TI
609,676	4.000	06/25/50	88,998
FNMA REMIC Series 2020-60, Class KI
1,214,324	2.000	09/25/50	124,620
FNMA REMIC Series 2020-60, Class NI
205,788	4.000	09/25/50	31,584
GNMA REMIC Series 2010-20, Class SE(b) (-1x 1M USD LIBOR + 6.250%)
189,504	6.146	02/20/40	32,019
GNMA REMIC Series 2013-124, Class CS(b) (-1x 1M USD LIBOR + 6.050%)
767,447	5.946	08/20/43	145,625
GNMA REMIC Series 2014-11, Class KI
63,313	4.500	12/20/42	3,190
GNMA REMIC Series 2014-117, Class SJ(b) (-1x 1M USD LIBOR + 5.600%)
1,797,951	5.496	08/20/44	288,458
GNMA REMIC Series 2014-132, Class SL(b) (-1x 1M USD LIBOR + 6.100%)
239,062	5.996	10/20/43	23,651
GNMA REMIC Series 2015-111, Class IM
435,691	4.000	08/20/45	51,561
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
163,385	6.096	08/20/45	27,008
GNMA REMIC Series 2015-119, Class SN(b) (-1x 1M USD LIBOR + 6.250%)
328,358	6.146	08/20/45	54,097
GNMA REMIC Series 2015-129, Class IC
302,176	4.500	09/16/45	48,047
GNMA REMIC Series 2015-72, Class JI
15,003	3.500	05/20/45	898
GNMA REMIC Series 2015-83, Class PI
32,127	3.500	06/20/45	2,599
GNMA REMIC Series 2015-90, Class PI
17,719	3.500	04/20/45	803
GNMA REMIC Series 2016-1, Class ST(b) (-1x 1M USD LIBOR + 6.200%)
154,336	6.096	01/20/46	24,374

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2016-138, Class DI
$101,535	4.000%	10/20/46	$ 14,164
GNMA REMIC Series 2016-27, Class IA
282,337	4.000	06/20/45	26,146
GNMA REMIC Series 2017-112, Class SJ(b) (-1x 1M USD LIBOR + 5.660%)
472,295	5.556	07/20/47	64,596
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
875,007	6.096	09/20/48	138,455
GNMA REMIC Series 2018-139, Class SQ(b) (-1x 1M USD LIBOR + 6.150%)
416,969	6.046	10/20/48	53,292
GNMA REMIC Series 2018-67, Class PS(b) (-1x 1M USD LIBOR + 6.200%)
701,128	6.096	05/20/48	95,610
GNMA REMIC Series 2018-7, Class DS(b) (-1x1M USD LIBOR + 5.700%)
548,351	5.596	01/20/48	80,761
GNMA REMIC Series 2019-1, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
358,186	5.946	01/20/49	46,072
GNMA REMIC Series 2019-110, Class SD(b) (-1x 1M USD LIBOR + 6.100%)
668,436	5.996	09/20/49	89,257
GNMA REMIC Series 2019-110, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
677,038	5.996	09/20/49	86,518
GNMA REMIC Series 2019-151, Class NI
1,913,898	3.500	10/20/49	180,968
GNMA REMIC Series 2019-153, Class EI
2,964,132	4.000	12/20/49	405,129
GNMA REMIC Series 2019-20, Class SF(b) (-1x 1M USD LIBOR + 3.790%)
611,181	3.686	02/20/49	42,404
GNMA REMIC Series 2019-6, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
237,144	5.946	01/20/49	33,460
GNMA REMIC Series 2019-78, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
240,514	5.996	06/20/49	30,336
GNMA REMIC Series 2019-97, Class SC(b) (-1x 1M USD LIBOR + 6.100%)
484,841	5.996	08/20/49	66,341

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2020-146, Class IM
$1,458,845	2.500%	10/20/50	$ 159,783
GNMA REMIC Series 2020-146, Class KI
1,926,233	2.500	10/20/50	174,734
GNMA REMIC Series 2020-173, Class AI
513,748	2.500	11/20/50	26,472
GNMA REMIC Series 2020-21, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
875,378	5.946	02/20/50	136,226
GNMA REMIC Series 2020-55, Class AS(b) (-1x 1M USD LIBOR + 6.050%)
352,507	5.946	04/20/50	55,848
GNMA REMIC Series 2020-78, Class DI
939,070	4.000	06/20/50	110,280

			3,940,683

Regular Floater(b) – 1.0%
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
60,271	0.552	07/25/41	61,046
FNMA REMIC Series 2017-96, Class FA (1M USD LIBOR + 0.400%)
1,378,855	0.502	12/25/57	1,390,830
GNMA REMIC Series 2017-182, Class FN (1M USD LIBOR + 0.300%)
1,719,176	0.408	12/16/47	1,728,733

			3,180,609

Sequential Fixed Rate – 1.3%
FHLMC REMIC Series 2042, Class N
20,694	6.500	03/15/28	22,722
FHLMC REMIC Series 3748, Class D
31,973	4.000	11/15/39	32,138
FHLMC REMIC Series 4577, Class HM(c)
398,946	4.000	12/15/50	437,428
FNMA REMIC Series 2000-16, Class ZG
80,572	8.500	06/25/30	93,860
FNMA REMIC Series 2005-59, Class KZ
499,449	5.500	07/25/35	558,518
FNMA REMIC Series 2011-52, Class GB
243,948	5.000	06/25/41	269,192
FNMA REMIC Series 2011-99, Class DB
261,943	5.000	10/25/41	288,501
FNMA REMIC Series 2012-111, Class B
41,057	7.000	10/25/42	46,869

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2012-153, Class B
$157,224	7.000%	07/25/42	$ 186,028
FNMA REMIC Series 2017-87, Class EA
2,386,958	3.000	04/25/44	2,490,604

			4,425,860

Sequential Floating Rate(b) – 1.1%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
24,252	2.611	04/25/35	24,477
Alternative Loan Trust 2005-38 (12M MTA + 1.500%)
49,850	1.582	09/25/35	48,071
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
95,534	2.966	07/25/35	95,033
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2(d) (SOFR30A + 1.650%)
142,000	1.700	12/25/41	142,114
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2(d) (SOFR30A + 1.550%)
162,000	1.600	10/25/41	162,272
CSMC Series 2021-NQM8, Class A1(d)
120,000	1.841	10/25/66	119,901
FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(d) (1M USD LIBOR + 3.000%)
46,216	3.103	06/25/50	46,281
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(d) (SOFR30A + 2.800%)
142,401	2.850	10/25/50	143,513
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2(d) (SOFR30A + 1.650%)
120,000	1.700	01/25/34	120,482
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M3 (1M USD LIBOR + 3.250%)
296,828	3.353	05/25/25	300,778
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA3, Class M2 (1M USD LIBOR + 2.500%)
675,656	2.603	03/25/30	688,218
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
21,151	5.403	10/25/28	21,960
FNMA Connecticut Avenue Securities Series 2016-C06, Class 1M2 (1M USD LIBOR + 4.250%)
208,084	4.353	04/25/29	214,760
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
30,585	0.584	01/19/36	29,352

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
$13,552	0.822%	10/25/34	$ 13,255
JPMorgan Mortgage Trust Series 2021-6, Class A3(d)
474,744	2.500	10/25/51	474,410
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(d)
651,000	2.520	05/25/52	651,381
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
136,831	2.410	10/25/34	138,088
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(d)
109,994	3.750	05/28/52	115,576
Verus Securitization Trust Series 2021-8, Class A1(d)
101,000	1.824	11/25/66	100,940
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(d)
51,753	3.500	07/25/49	52,132

			3,702,994

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 15,250,146

Commercial Mortgage-Backed Securities – 4.9%
Sequential Fixed Rate – 4.4%
3650R Commercial Mortgage Trust Series 2021-PF1 , Class AS
$400,000	2.778%	11/15/54	$ 406,520
BANK Series 2018-BN14, Class D
200,000	3.000	09/15/60	168,023
BANK Series 2018-BN15, Class D
800,000	3.000	11/15/61	658,896
BANK Series 2019-BNK19, Class D
100,000	3.000	08/15/61	89,541
BBCMS Mortgage Trust Series 2018-C2, Class A4
2,650,000	4.047	12/15/51	2,956,920
Benchmark Mortgage Trust Series 2019-B13, Class D
300,000	2.500	08/15/57	261,604
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
1,900,000	3.006	01/15/53	2,009,165
Citigroup Commercial Mortgage Trust Series 2017-P7, Class D
125,000	3.250	04/14/50	102,091
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,000,000	3.000	09/15/50	862,389
DOLP Trust Series 2021-NYC, Class A
800,000	2.956	05/10/41	832,215
JPMBD Commercial Mortgage Trust Series 2017-C7, Class D
670,000	3.000	10/15/50	623,385

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D
$150,000	3.060%	10/15/48	$ 141,846
Morgan Stanley Capital I Trust Series 2018-L1, Class A3
3,800,000	4.139	10/15/51	4,249,907
Morgan Stanley Capital I Trust Series 2018-L1, Class D
900,000	3.000	10/15/51	766,977
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class D
300,000	3.000	07/15/50	264,210
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D
300,000	3.401	03/15/50	274,004

			14,667,693

Sequential Floating Rate – 0.5%
BANK Series 2018-BN15, Class A4
900,000	4.407	11/15/61	1,026,891
Benchmark Mortgage Trust Series 2018-B6, Class D
220,000	3.107	10/10/51	199,940
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C
400,000	4.750	02/10/49	407,546
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class D
150,000	4.144	07/15/50	148,226
Wells Fargo Commercial Mortgage Trust Series 2016-C37, Class D
100,000	3.193	12/15/49	93,717

			1,876,320

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 16,544,013

Federal Agencies – 93.6%
Adjustable Rate FHLMC(b) – 0.0%
(1 Year CMT + 2.107%)
$5,376	2.215%	10/01/34	$ 5,672
(1 Year CMT + 2.177%)
6,456	2.235	09/01/33	6,780
(1 Year CMT + 2.250%)
17,686	2.375	04/01/33	18,541
8,223	2.375	11/01/34	8,645
5,800	2.375	02/01/35	6,110
20,212	2.343	06/01/35	21,245

			66,993

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – 0.1%
(1 Year CMT + 2.181%)
$1,891	2.279%	07/01/33	$ 1,985
(1 Year CMT + 2.195%)
6,964	2.320	02/01/35	7,341
(1 Year CMT + 2.253%)
51,871	2.281	06/01/33	54,360
(1 Year CMT + 2.309%)
634	2.390	04/01/34	666
(12M USD LIBOR + 1.621%)
17,735	1.996	03/01/35	18,608
(12M USD LIBOR + 1.645%)
18,755	1.920	12/01/33	19,578
(12M USD LIBOR + 1.670%)
7,839	1.920	11/01/34	8,217
(12M USD LIBOR + 1.810%)
8,628	2.185	04/01/35	9,107
(12M USD LIBOR + 2.042%)
21,624	2.364	05/01/35	22,836
(6M USD LIBOR + 1.412%)
2,593	1.551	06/01/33	2,682
(COF + 1.250%)
41	1.513	07/01/22	41
3,228	1.475	07/01/27	3,263
6,034	1.475	11/01/27	6,098
5,424	1.475	06/01/32	5,525
5,520	1.513	08/01/32	5,622
5,738	1.513	05/01/33	5,850
50,945	1.488	08/01/33	51,788
2,311	1.475	11/01/35	2,355
10,824	1.475	12/01/37	10,944
4,365	1.475	01/01/38	4,416
5,886	1.475	11/01/40	5,985

			247,267

Adjustable Rate GNMA(b) – 0.1%
(1 Year CMT + 1.500%)
2,208	1.875	06/20/23	2,218
1,333	1.625	07/20/23	1,339
1,276	1.625	08/20/23	1,281
3,006	1.625	09/20/23	3,018
1,238	2.000	03/20/24	1,249
11,495	1.875	04/20/24	11,584
1,594	1.875	05/20/24	1,609
11,307	1.875	06/20/24	11,394
2,620	2.000	06/20/24	2,643
3,727	1.625	07/20/24	3,751
4,628	2.000	07/20/24	4,670
7,243	1.625	08/20/24	7,290
4,187	2.000	08/20/24	4,227
3,640	1.625	09/20/24	3,665
4,441	2.125	11/20/24	4,487
1,612	2.125	12/20/24	1,629
3,893	2.500	12/20/24	3,958
3,147	2.000	01/20/25	3,189
1,983	2.000	02/20/25	2,010
8,144	2.000	05/20/25	8,241
7,718	2.000	07/20/25	7,815
3,316	2.000	02/20/26	3,368
166	1.625	07/20/26	168
8,577	2.000	01/20/27	8,743

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
(1 Year CMT + 1.500%) – (continued)
$3,078	2.000%	02/20/27	$ 3,136
28,637	1.875	04/20/27	29,065
2,983	1.875	05/20/27	3,029
4,834	1.875	06/20/27	4,909
1,467	2.125	11/20/27	1,489
4,662	2.125	12/20/27	4,734
10,100	2.000	01/20/28	10,315
3,310	2.000	02/20/28	3,381
3,418	2.000	03/20/28	3,493
17,587	1.625	07/20/29	17,974
7,359	1.625	08/20/29	7,522
1,876	1.625	09/20/29	1,917
9,309	2.125	10/20/29	9,486
13,442	2.125	11/20/29	13,724
2,450	2.125	12/20/29	2,508
3,669	2.000	01/20/30	3,765
1,175	2.000	02/20/30	1,206
8,911	2.000	03/20/30	9,148
9,767	1.875	04/20/30	9,969
15,387	1.875	05/20/30	15,709
13,361	2.000	05/20/30	13,678
3,516	1.875	06/20/30	3,591
23,264	2.000	07/20/30	23,821
5,414	2.000	09/20/30	5,552
9,173	2.125	10/20/30	9,417

			316,084

FHLMC – 8.1%
36,123	5.000	10/01/33	40,217
1,858	5.000	07/01/35	2,088
970	4.500	08/01/35	1,071
4,041	4.500	09/01/35	4,463
1,101	4.500	10/01/35	1,215
47,666	5.000	12/01/35	53,240
1,609	5.000	02/01/37	1,792
16,489	4.500	01/01/38	18,213
729	4.500	06/01/38	805
26,537	4.500	09/01/38	29,257
101	4.500	01/01/39	111
14,833	4.500	02/01/39	16,343
5,297	4.500	03/01/39	5,834
1,494	4.500	04/01/39	1,645
37,979	4.500	05/01/39	41,832
109,326	5.000	05/01/39	122,719
119,092	4.500	06/01/39	131,177
2,634	4.500	07/01/39	2,901
191,207	5.000	07/01/39	214,123
2,828	4.500	08/01/39	3,115
5,654	4.500	09/01/39	6,227
1,410	4.500	10/01/39	1,553
900	4.500	11/01/39	991
952	4.500	12/01/39	1,049
4,139	4.500	01/01/40	4,559
2,453	4.500	04/01/40	2,703
4,039	4.500	05/01/40	4,451
9,048	4.000	06/01/40	9,862
5,802	4.500	06/01/40	6,393
2,761	4.500	07/01/40	3,042
703	4.500	08/01/40	774
2,406	5.000	08/01/40	2,702
11,496	5.000	10/01/40	12,895
73,127	4.000	02/01/41	79,714
21,618	4.500	02/01/41	23,824
4,240	4.500	03/01/41	4,673

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$8,551	4.500%	04/01/41	$ 9,424
9,233	4.500	05/01/41	10,175
18,161	4.500	06/01/41	20,013
958	5.000	06/01/41	1,076
48,197	4.500	08/01/41	53,114
50,663	4.500	09/01/41	55,820
40,836	4.000	10/01/41	44,289
5,975	4.000	11/01/41	6,476
2,932	4.500	12/01/41	3,231
306,935	4.000	03/01/42	334,608
40,482	4.500	03/01/42	44,612
15,795	3.000	05/01/42	16,649
235,954	3.500	06/01/42	254,965
453,204	4.500	06/01/42	497,118
67,875	3.000	08/01/42	71,925
59,332	3.500	08/01/42	64,049
28,998	3.000	10/01/42	30,764
153,399	3.500	10/01/42	165,402
436,499	3.000	11/01/42	464,531
93,012	3.500	11/01/42	100,406
756,159	3.000	12/01/42	804,720
1,348,180	3.000	01/01/43	1,434,499
118,849	3.000	02/01/43	125,546
1,233,349	3.500	08/01/43	1,323,346
620,311	4.000	08/01/43	677,745
319,451	4.000	01/01/44	348,318
374,318	3.500	02/01/44	403,800
347,882	3.500	06/01/44	375,321
8,135	4.000	11/01/44	8,921
43,463	3.500	02/01/45	47,041
70,741	3.500	03/01/45	76,564
9,854	3.500	08/01/45	10,582
11,563	3.500	09/01/45	12,418
26,967	3.500	11/01/45	28,943
1,970,320	3.500	03/01/46	2,119,209
319,861	3.500	05/01/46	342,842
368,876	3.500	06/01/46	394,859
153,006	3.500	07/01/46	163,926
26,642	3.500	10/01/46	28,493
33,650	3.500	12/01/46	35,933
8,378,832	3.000	05/01/47	8,872,392
254,717	3.500	12/01/47	273,455
3,174,127	3.000	01/01/48	3,360,291
1,284,910	4.000	06/01/48	1,384,214
1,078,651	4.000	07/01/48	1,162,015

			26,921,613

FNMA – 7.8%
2,009	7.000	08/01/31	2,268
68,532	3.500	07/01/42	73,952
63,243	3.500	08/01/42	68,244
47,339	3.500	09/01/42	51,083
5,715	3.500	10/01/42	6,167
11,608	3.500	11/01/42	12,507
5,977	3.500	01/01/43	6,440
143,377	3.500	02/01/43	154,492
17,529	3.500	05/01/43	18,888
631,237	3.500	07/01/43	680,175
313,222	3.500	01/01/44	337,505
16,298	3.500	12/01/44	17,542
268,741	4.000	03/01/45	292,752

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$133,145	4.000%	04/01/45	$ 145,041
1,444,228	4.500	06/01/51	1,602,943
7,999,995	1.500	11/01/51	7,681,867
2,839,398	4.000	05/01/56	3,124,137
3,310,643	4.000	07/01/56	3,648,818
1,773,407	3.500	08/01/56	1,907,014
3,285,984	3.500	10/01/56	3,542,788
2,308,230	4.000	02/01/57	2,539,702

			25,914,325

GNMA – 33.0%
2,651	6.000	04/15/26	2,771
164	6.500	01/15/32	177
683	6.500	02/15/32	760
195,819	5.500	04/15/33	220,698
4,181	5.000	11/15/33	4,642
540	6.500	08/15/34	619
544	6.500	02/15/36	632
1,242	6.500	03/15/36	1,436
2,119	6.500	04/15/36	2,417
7,476	6.500	05/15/36	8,674
3,401	6.500	06/15/36	3,940
20,086	6.500	07/15/36	23,244
19,122	6.500	08/15/36	22,150
39,669	6.500	09/15/36	46,115
17,592	6.500	10/15/36	20,419
26,384	6.500	11/15/36	30,696
11,847	6.500	12/15/36	13,733
4,789	6.500	01/15/37	5,568
1,533	6.500	03/15/37	1,782
3,298	6.500	04/15/37	3,837
808	6.500	05/15/37	919
862	6.500	08/15/37	1,005
5,842	6.500	09/15/37	6,786
7,315	6.500	10/15/37	8,644
2,706	6.500	11/15/37	3,094
2,153	6.500	05/15/38	2,493
1,072	6.500	02/15/39	1,244
173,029	5.000	01/20/40	191,835
158,995	4.500	05/15/40	176,148
98,354	5.000	07/15/40	105,785
147,212	3.500	09/15/42	157,239
180,618	3.500	02/15/45	192,905
38,506	4.000	05/20/45	41,544
28,448	4.000	07/20/45	30,665
49,620	4.000	10/20/45	53,487
154,148	4.000	01/20/46	165,970
639,664	4.500	03/20/46	702,533
1,384,322	3.000	06/20/46	1,446,939
939,364	3.500	09/20/46	991,238
399,127	3.500	10/20/46	421,168
422,444	3.500	12/20/46	445,773
404,100	3.500	01/20/47	426,415
438,529	3.500	02/20/47	462,746
2,596,607	4.500	02/20/47	2,854,066
8,308	3.500	03/20/47	8,720
282,063	4.500	03/20/47	304,056
2,058,462	3.500	04/20/47	2,160,495
14,102	3.500	05/20/47	14,801
1,536,809	4.500	05/20/47	1,653,756
2,137,726	4.000	06/20/47	2,277,620

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$260,409	4.500%	06/20/47	$ 280,226
79,660	4.500	07/20/47	85,722
19,926	3.500	08/20/47	20,913
756,970	4.500	08/20/47	813,864
4,746	3.500	09/20/47	4,982
7,807	3.500	10/20/47	8,194
514,950	3.500	11/20/47	540,475
991,956	3.500	12/20/47	1,041,125
1,380,889	3.500	01/20/48	1,449,336
881,173	4.500	09/20/48	936,456
255,280	5.000	09/20/48	273,068
2,322,166	5.000	11/20/48	2,483,073
1,058,615	4.500	12/20/48	1,123,873
937,722	5.000	12/20/48	1,002,552
43,110	3.500	01/20/49	45,247
1,476,549	4.500	01/20/49	1,567,339
1,775,821	5.000	01/20/49	1,898,594
1,198,172	4.000	02/20/49	1,264,412
509,859	4.500	02/20/49	541,130
773,883	4.500	03/20/49	821,044
1,130,271	5.000	03/20/49	1,207,972
1,391,695	4.000	04/20/49	1,465,481
869,036	4.000	05/20/49	916,197
170,698	5.000	06/20/49	182,246
2,755,032	3.000	07/20/49	2,862,309
613,811	3.500	07/20/49	641,256
2,370,138	3.000	08/20/49	2,461,195
2,823,280	3.500	09/20/49	2,945,829
555,366	4.500	10/20/49	588,820
329,164	3.500	12/20/49	343,166
8,204	3.500	03/20/50	8,550
516,580	3.000	05/20/50	537,023
941,816	3.500	12/20/50	980,851
1,875,087	3.500	02/20/51	1,952,397
980,316	3.500	05/20/51	1,021,789
970,442	3.000	07/20/51	1,005,848
1,990,778	3.000	11/20/51	2,067,241
5,000,000	3.000	12/20/51	5,194,449
16,000,000	2.500	TBA-30yr(e)	16,400,554
27,000,000	3.000	TBA-30yr(e)	27,933,879
7,000,000	3.500	TBA-30yr(e)	7,290,025

			109,933,101

UMBS – 18.0%
948	7.000	06/01/22	950
554	7.000	07/01/22	556
158	4.500	04/01/23	162
192	4.500	07/01/23	205
3,813	4.500	08/01/23	4,071
4,665	4.500	09/01/23	4,980

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$1,274	5.000%	01/01/33	$ 1,417
148,198	4.500	07/01/36	163,260
13,073	4.500	12/01/36	14,401
126,357	4.500	02/01/39	139,133
3,414	4.500	03/01/39	3,753
4,057	4.500	05/01/39	4,458
2,228	4.500	07/01/39	2,449
2,258	4.000	08/01/39	2,461
5,278	4.500	09/01/39	5,811
8,418	4.500	10/01/39	9,269
21,755	4.500	02/01/40	23,901
3,505	4.500	03/01/40	3,859
48,869	4.500	04/01/40	53,829
19,607	4.500	06/01/40	21,576
101,832	4.500	09/01/40	112,167
3,397	4.500	09/01/40	3,737
4,561	4.500	12/01/40	5,024
40,964	4.500	01/01/41	45,121
13,225	4.500	04/01/41	14,570
26,920	4.500	06/01/41	29,656
19,234	4.500	07/01/41	21,188
89,072	4.500	08/01/41	97,730
92,622	4.500	09/01/41	102,036
76,867	3.500	10/01/41	82,067
47,692	4.500	10/01/41	52,539
22,695	3.500	11/01/41	24,237
60,438	4.500	11/01/41	66,581
40,503	4.500	12/01/41	44,620
77,087	3.500	01/01/42	83,135
39,450	4.500	01/01/42	43,240
8,954	3.500	02/01/42	9,657
283,399	4.000	03/01/42	308,852
4,936	4.500	03/01/42	5,460
62,212	4.000	04/01/42	67,799

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$11,607	4.500%	04/01/42	$ 12,801
6,631	3.500	05/01/42	7,131
30,330	3.500	06/01/42	32,710
62,925	3.000	09/01/42	66,384
21,311	3.500	09/01/42	22,983
146,811	3.500	10/01/42	158,331
345,962	3.000	12/01/42	365,756
58,009	3.500	12/01/42	62,560
78,220	3.000	01/01/43	83,229
27,833	3.000	02/01/43	29,616
201,323	3.500	02/01/43	216,951
783,103	3.000	03/01/43	833,588
682,305	3.500	03/01/43	734,073
859,613	3.000	04/01/43	916,274
657,868	3.500	04/01/43	705,640
319,740	2.500	05/01/43	329,860
1,020,315	3.000	05/01/43	1,087,567
132,301	3.500	05/01/43	142,073
35,575	3.000	06/01/43	37,920
564,886	3.500	06/01/43	607,583
307,256	3.000	07/01/43	327,508
1,680,663	3.500	07/01/43	1,804,987
840,320	3.500	08/01/43	901,529
29,022	3.500	09/01/43	31,299
58,171	3.500	01/01/44	62,718
22,509	3.500	08/01/44	24,078
34,105	3.500	09/01/44	36,665
84,130	3.500	10/01/44	91,862
35,893	5.000	12/01/44	39,930
20,517	3.500	01/01/45	22,197
246,445	4.000	02/01/45	268,510
103,374	3.500	03/01/45	111,629
46,886	3.500	04/01/45	50,360
621,823	3.500	05/01/45	678,581
1,161,289	4.500	06/01/45	1,278,651
66,731	3.500	07/01/45	71,654
10,476	3.500	11/01/45	11,239
255,518	4.000	11/01/45	276,139
213,033	3.500	01/01/46	228,750
542,809	3.500	03/01/46	591,706

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$152,858	4.000%	03/01/46	$ 165,066
77,931	3.500	04/01/46	84,971
392,688	3.500	05/01/46	420,923
96,840	4.000	06/01/46	104,491
246,194	4.500	06/01/46	267,172
255,491	3.000	07/01/46	267,486
287,172	4.000	07/01/46	309,863
140,569	3.000	08/01/46	147,168
389,486	4.000	08/01/46	420,260
606,523	3.000	09/01/46	634,997
181,743	3.000	10/01/46	190,275
213,468	4.000	10/01/46	230,334
747,111	3.000	11/01/46	782,185
327,298	3.000	12/01/46	342,664
1,351,734	3.000	01/01/47	1,415,195
61,710	3.000	02/01/47	64,607
959,208	4.000	02/01/47	1,035,126
779,394	4.500	02/01/47	858,161
189,724	3.000	04/01/47	198,761
487,373	3.500	06/01/47	516,524
212,589	4.500	11/01/47	231,800
1,745,393	4.000	02/01/48	1,886,606
8,049	4.500	02/01/48	8,671
396,220	4.500	05/01/48	434,408
7,304	4.500	05/01/48	7,860
554,209	3.500	06/01/48	587,308
443,510	4.500	07/01/48	475,722
1,304,937	4.500	08/01/48	1,400,075
561,215	4.500	09/01/48	601,977
9,386	4.500	10/01/48	10,288
1,307,932	3.500	11/01/48	1,386,045
768,063	4.500	11/01/48	822,349
1,921,983	5.000	11/01/48	2,131,937
533,652	4.500	12/01/48	571,328
1,933,079	4.000	01/01/49	2,090,685
577,040	4.500	02/01/49	617,513
6,364	4.500	05/01/49	6,811
951,238	3.500	07/01/49	1,022,086

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$617,507	3.500%	08/01/49	$ 663,643
2,183,344	3.000	09/01/49	2,302,865
6,520	4.500	11/01/49	6,978
660,678	4.500	01/01/50	707,115
12,873	4.500	02/01/50	13,777
79,022	4.500	02/01/50	84,663
$809,419	3.000	03/01/50	844,979
655,986	4.500	04/01/50	702,400
716,091	4.500	09/01/50	766,473
9,721,404	2.500	07/01/51	10,003,249
2,991,091	2.500	12/01/51	3,087,715
2,995,647	2.500	12/01/51	3,078,376

			60,054,870

UMBS, 30 Year, Single Family(e) – 26.5%
64,000,000	2.000	TBA-30yr	63,846,003
13,000,000	2.500	TBA-30yr	13,274,225
9,000,000	3.000	TBA-30yr	9,327,305
2,000,000	4.500	TBA-30yr	2,143,750

			88,591,283

TOTAL FEDERAL AGENCIES			$ 312,045,536

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $338,137,728)			$ 343,839,695

Asset-Backed Securities(b) – 8.5%
Collateralized Loan Obligations(d) – 6.4%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
$1,300,000	1.260%	06/15/28	$ 1,299,593
Battalion CLO Ltd. Series 2018-12A, Class A1 (3M USD LIBOR + 1.070%)
800,000	1.228	05/17/31	800,339
CarVal CLO IV Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.180%)
2,750,000	1.313	07/20/34	2,750,481
Crown City CLO I Series 2020-1A, Class BR (3M USD LIBOR + 2.100%)
600,000	2.232	07/20/34	597,707
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
1,500,000	1.364	04/15/33	1,500,825

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(d) – (continued)
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class A1 (3M USD LIBOR + 1.860%)
$1,850,000	1.992%	07/20/31	$ 1,850,599
Jamestown CLO XVI Ltd. Series 2021-16A, Class A (3M USD LIBOR + 1.200%)
3,650,000	1.325	07/25/34	3,651,686
Magnetite XVI Ltd. Series 2015-16A, Class AR (3M USD LIBOR + 0.800%)
1,435,283	0.922	01/18/28	1,435,282
Shackleton 2019-XIV CLO Ltd. Series 2019-14A, Class A1R (3M USD LIBOR + 1.200%)
2,750,000	1.332	07/20/34	2,751,271
Sound Point CLO XVIII Ltd. Series 2017-4A, Class A2A (3M USD LIBOR + 1.400%)
850,000	1.532	01/21/31	842,807
Sound Point CLO XVIII Ltd. Series 2017-4A, Class B (3M USD LIBOR + 1.800%)
550,000	1.932	01/21/31	542,713
Towd Point Mortgage Trust Series 2016-4, Class M1
100,000	3.250	07/25/56	103,216
York CLO 1 Ltd. Series 2014-1A, Class ARR (3M USD LIBOR + 1.120%)
2,100,000	1.248	10/22/29	2,100,135
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
925,000	1.486	07/28/32	923,941

			21,150,595

Student Loan – 2.1%
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 (1M USD LIBOR + 0.700%)
211,818	0.802	12/26/35	212,026
ECMC Group Student Loan Trust Series 2017-1A, Class A(d) (1M USD LIBOR + 1.200%)
1,441,102	1.303	12/27/66	1,465,309
Goal Capital Funding Trust Series 2010-1, Class A(d) (3M USD LIBOR + 0.700%)
839,219	0.880	08/25/48	839,270
Higher Education Funding I Series 2014-1, Class A(d) (3M USD LIBOR + 1.050%)
723,281	1.230	05/25/34	724,235
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
610,416	1.024	07/25/45	612,292

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loan – (continued)
PHEAA Student Loan Trust Series 2014-3A, Class A(d) (1M USD LIBOR + 0.590%)
$2,658,881	0.693%		08/25/40	$ 2,658,080
PHEAA Student Loan Trust Series 2016-1A, Class A(d) (1M USD LIBOR + 1.150%)
616,398	1.253		09/25/65	626,898
				7,138,110

TOTAL ASSET-BACKED SECURITIES (Cost $28,220,958)				$ 28,288,705

U.S. Treasury Obligations – 32.2%
United States Treasury Bills(f)
$24,000,000	0.000	%(g)	01/20/22	$ 23,999,764
50,000,000	0.000		01/13/22	49,999,759
15,000,000	0.000	(g)	03/17/22	14,998,485
12,000,000	0.000		03/24/22	11,998,600
United States Treasury Notes
100,000	0.375		12/31/25	96,945
40,000	0.500		02/28/26	38,875
2,560,000	1.125	(g)	02/29/28	2,523,800
3,910,000	1.250	(g)	03/31/28	3,876,704

TOTAL U.S. TREASURY OBLIGATIONS (Cost $107,583,460)				$ 107,532,932

TOTAL INVESTMENTS – 143.8% (Cost $473,942,146)				$ 479,661,332

LIABILITIES IN EXCESS OF OTHER ASSETS – (43.8)%				(146,215,825)

NET ASSETS – 100.0%				$ 333,445,507

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2021.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $140,215,741 which represents approximately 42.1% of the Fund’s net assets as of December 31, 2021.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Currency Abbreviations:
CAD	— Canadian Dollar
USD	— U.S. Dollar

Investment Abbreviations:
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
PI	— Private Investment
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	3.500%	TBA-30yr	12/07/21	$(8,000,000)	$(8,414,377)
UMBS, 30 Year, Single Family	3.500	TBA-30yr	01/13/22	(7,000,000)	(7,371,876)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	12/15/21	(1,000,000)	(1,088,595)

TOTAL (Proceeds Receivable: $16,850,938)					$(16,874,848)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	34	03/31/22	$4,113,203	$(1,637)
10 Year U.S. Treasury Notes	130	03/22/22	16,960,938	45,113
20 Year U.S. Treasury Bonds	46	03/22/22	7,380,125	40,293

Total				$83,769

Short position contracts:
Ultra Long U.S. Treasury Bonds	(7)	03/22/22	(1,379,875)	1,634
Ultra 10 Year U.S. Treasury Notes	(42)	03/22/22	(6,150,375)	(94,385)
2 Year U.S. Treasury Notes	(29)	03/31/22	(6,326,985)	5,642

Total				$(87,109)

TOTAL FUTURES CONTRACTS				$(3,340)

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24		$16,200		$3,720	$5,438	$(1,718)
6M CDOR(b)	1.560%(b)	08/22/25	CAD	2,820	(c)	(24,054)	1,457	(25,511)
3M SOFR(d)	1.000(d)	03/16/27		$40	(c)	(334)	(108)	(226)
1.680(b)	6M CDOR(b)	08/22/28	CAD	2,250	(c)	26,214	(2,512)	28,726
3M SOFR(d)	1.530(d)	09/22/31		$2,040	(c)	1,332	(24,521)	25,853
6M CDOR(b)	2.100(b)	12/18/33	CAD	640	(c)	(2,004)	3,206	(5,210)
1.630(d)	3M SOFR(d)	09/22/36		$2,480	(c)	5,216	22,674	(17,458)

TOTAL						$10,090	$5,634	$4,456

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.
(d)	Payments made annually.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 11	3.000%	3.952%	Citibank NA	11/18/54	$400	$(18,704)	$(45,475)	$26,771
Markit CMBX Series 8	3.000	8.605	Citibank NA	10/17/57	2,200	(297,092)	(495,553)	198,461
Markit CMBX Series 10	3.000	5.156	JPMorgan Securities, Inc.	11/17/59	2,450	(217,157)	(7,068)	(210,089)
Markit CMBX Series 11	2.000	2.009	JPMorgan Securities, Inc.	11/18/54	2,500	(200)	(378,839)	378,639
Markit CMBX Series 11	3.000	3.952	JPMorgan Securities, Inc.	11/18/54	2,400	(112,109)	(31,409)	(80,700)
Markit CMBX Series 10	3.000	5.156	MS & Co. Int. PLC	11/17/59	400	(35,453)	(62,368)	26,915

TOTAL						$(680,715)	$(1,020,712)	$339,997

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	JPMorgan Securities, Inc.	1.053%	06/21/2022	2,370,000	$2,370,000	$5,737	$21,146	$(15,409)
6M IRS	Citibank NA	0.605	01/07/2022	3,840,000	3,840,000	—	11,127	(11,127)
6M IRS	Citibank NA	0.465	02/22/2022	3,960,000	3,960,000	115	5,042	(4,927)
6M IRS	Citibank NA	0.855	03/23/2022	3,850,000	3,850,000	2,103	17,535	(15,432)

Total purchased option contracts				14,020,000	$14,020,000	$7,955	$54,850	$(46,895)

Written option contracts
Calls
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(1,250,000)	(1,250,000)	(11,680)	(21,168)	9,488
6M IRS	Citibank NA	1.124	01/07/2022	(1,250,000)	(1,250,000)	(1)	(11,151)	11,150
6M IRS	Citibank NA	0.849	02/22/2022	(1,250,000)	(1,250,000)	(134)	(5,040)	4,906
6M IRS	Citibank NA	1.406	03/23/2022	(1,250,000)	(1,250,000)	(7,879)	(17,529)	9,650

Total written option contracts				(5,000,000)	$(5,000,000)	$(19,694)	$(54,888)	$35,194

TOTAL				9,020,000	$9,020,000	$(11,739)	$(38)	$(11,701)

Abbreviations:
6M IRS	— 6 Months Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

1. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield Floating Rate Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2021:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$795,309,328	$—
Corporate Obligations	—	310,524,067	—
Investment Company	20,351,165	—	—

Total	$20,351,165	$1,105,833,395	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,756,003	$—
Futures Contracts(a)	1,383,022	—	—
Interest Rate Swap Contracts(a)	—	5,849,266	—
Credit Default Swap Contracts(a)	—	1,884,799	—
Options Purchased	—	25,531	—

Total	$1,383,022	$11,515,599	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(4,444,801)	$—
Futures Contracts(a)	(184,713)	—	—
Interest Rate Swap Contracts(a)	—	(1,170,693)	—
Credit Default Swap Contracts(a)	—	(390,638)	—
Written option contracts	—	(13,333)	—

Total	$(184,713)	$(6,019,465)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$124,521,618	$—
Corporate Obligations	—	1,877,606,784	—
Common Stock and/or Other Equity Investments
North America	1,910,138	6,306,518	—
Warrants	—	65,897	—
Investment Company	44,131,728	—	—
Exchange Traded Fund	15,958,201	—	—
Securities Lending Reinvestment Vehicle	52,042,535	—	—

Total	$114,042,602	$2,008,500,817	$—

Liabilities
Unfunded Loan Committment		(378)

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$206,781	$—
Futures Contracts	1,093,541	—	—
Credit Default Swap Contracts	—	2,535,889	—

Total	$1,093,541	$2,742,670	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	—	$(368,783)	$—
Futures Contracts	$(573,935)	$—	$—

Total	$(573,935	$(368,783)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$2,869,815,040	$48,947,908
Corporate Obligations	—	203,162,733	—
Asset-Backed Securities	—	40,553,737	—
Common Stock and/or Other Equity Investments(a)
Europe	—	5,636,905	—
North America	3,532,364	1,538,468	1,627
Warrants	—	144,254	8,137
Exchange Traded Funds	99,499,761	—	—
Investment Company	339,330,454	—	—
Securities Lending Reinvestment Vehicle	38,398,680	—	—

Total	$480,761,259	$3,120,851,137	$48,957,672

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$59,838	$—
Futures Contracts	9,339	—	—

Total	$9,339	$59,838	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(733,499)	$—
Futures Contracts	(1,242,799)	—	—

Total	$(1,242,799)	$(733,499)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The following is a reconciliation of Level 3 investments as of December 31, 2021:

	Bank Loans	Warrant
Beginning Balance as of April 1, 2021	$4,360,429	$40,687
Realized gain (loss)	(5,039,570)	—
Net change in unrealized gain (loss) relating to instruments still held at reporting date	1,815,496	(235,173)
Purchases	43,892,942	—
Sales	(3,071,433)	—
Amortization	36,427	—
Transfers into Level 3	7,103,242	204,250
Transfers out of Level 3	(149,625)	—
Ending Balance as of December 31, 2021	$48,947,908	$9,764

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$565,651,157	$—
Foreign Debt Obligations	—	19,358,772	—
Municipal Debt Obligations	—	5,177,600	—
U.S. Treasury Obligations	916,562	—	—
Investment Company	19,961,437	—	—

Total	$20,877,999	$590,187,529	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$111	$—
Futures Contracts	1,279,456	—	—
Interest Rate Swap Contracts	—	131,596	—
Credit Default Swap Contracts	—	1,633,268	—

Total	$1,279,456	$1,764,975	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(41,089)	$—
Futures Contracts	(347,030)	—	—
Interest Rate Swap Contracts	—	(95,966)	—
Credit Default Swap Contracts	—	(32,438)	—

Total	$(932,426)	$(169,493)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$35,985,206	$—
Corporate Obligations	—	1,235,843	—
Structured Notes	—	3,466,499	—
Investment Company	4,607,721	—	—

Total	$4,607,721	$40,687,548	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,336,373	$—
Futures Contracts(a)	119,246	—	—
Interest Rate Swap Contracts(a)	—	623,371	—
Credit Default Swap Contracts(a)	—	5,242	—
Purchased Options Contracts	—	2,151	—

Total	$119,246	$1,967,137	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,019,817)	$—
Futures Contracts(a)	(95,233)	—	—
Interest Rate Swap Contracts(a)	—	(232,992)	—
Credit Default Swap Contracts(a)	—	(2,884)	—
Written Option Contracts	—	(1,123)	—

Total	$(95,233)	$(1,256,816)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$343,839,695	$—
Asset-Backed Securities	—	28,288,705	—
U.S. Treasury Obligations	107,532,932	—	—

Total	$107,532,932	$372,128,400	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(16,874,848)	$—

Derivative Type

Assets
Futures Contracts(a)	$92,682	$—	$—
Interest Rate Swap Contracts(a)	—	54,579	—
Credit Default Swap Contracts(a)	—	630,786	—
Purchased options contracts	—	7,955	—

Total	$92,682	$693,320	$—

Liabilities
Futures Contracts(a)	$(96,022)	$—	$—
Interest Rate Swap Contracts(a)	—	(50,123)	—
Credit Default Swap Contracts(a)	—	(290,789)	—
Written option contracts	—	(19,694)	—

Total	$(96,022)	$(360,606)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Local Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.